UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05624

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class A - MAPPX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class C - MSPRX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class I - MPAIX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class L - MAPLX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class R6 - MADSX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class A - MSAUX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class C - MSAWX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class I - MSAQX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class R6 - MSAYX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class A - MDOAX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class C - MDOBX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class I - MDOEX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class R6 - MDODX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class A - MELAX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class C - MEMLX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class I - MELIX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class IR - MSIWX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class R6 - MELSX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class A - MMKBX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class C - MSEPX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class I - MGEMX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class IR - MRGEX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class L - MSELX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class R6 - MMMPX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class A - MLNAX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class C - MLNCX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class I - MLNIX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class R6 - MLNSX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class A - MLMAX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class C - MLMCX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class I - MLMIX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class R6 - MLMSX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class A - MSJAX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class C - MSJCX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class I - MSJIX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class R6 - MSJSX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class A - MSFBX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class C - MSGFX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class I - MSFAX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class L - MSFLX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class R6 - MGISX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class A - MIGPX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class C - MSPTX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class I - MIGIX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class L - MIGLX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class R6 - MGZZX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class A - MGGPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class C - MSOPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class I - MGGIX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class IR - MGORX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class L - MGGLX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class R6 - MGTSX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class A - MGKAX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class C - MGKCX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class I - MGKIX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class R6 - MGKQX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class A - MGQAX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class C - MSGQX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class I - MGQIX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class L - MGQLX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class R6 - MGQSX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class A - MSEGX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class C - MSGUX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class I - MSEQX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class IR - MGHRX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class L - MSHLX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class R6 - MGRPX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class A - MSSMX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class C - MSCOX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class I - MSSGX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class L - MSSLX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class R6 - MFLLX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class A - MFAPX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class C - MSIAX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class I - MFAIX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class L - MSALX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class R6 - IDVSX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A - MIQBX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class C - MSECX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class I - MSIQX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class L - MSQLX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class R6 - MIQPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class A - MIOPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class C - MSOCX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class I - MIOIX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class IR - MRNPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class L - MIOLX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class R6 - MNOPX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class A - MSDFX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class C - MSDEX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class I - MSDKX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class R6 - MSCZX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class A - MSIBX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class C - MSAAX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class I - MSACX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class IR - MAIHX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class L - MSLLX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class R6 - MAIJX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class A - MSHNX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class C - MSHOX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class I - MSHMX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class R6 - MSHPX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class A - MUOAX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class C - MUOCX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class I - MUOIX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class R6 - MUOSX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class A MAPPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
30.3%
Health Care
16.2%
Consumer Discretionary
13.3%
Industrials
12.3%
Communication Services
10.2%
Financials
10.0%
Short-Term Investments
7.2%
Consumer Staples
0.5%

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MAPPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class C MSPRX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSPRX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class I MPAIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MPAIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class L MAPLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$48	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MAPLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class R6 MADSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MADSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class A MSAUX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

China
27.2%
Korea, Republic of
26.3%
India
21.2%
Taiwan
16.4%
United States
6.1%
Singapore
1.9%
Hong Kong
0.9%

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSAUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class C MSAWX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSAWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class I MSAQX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSAQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class R6 MSAYX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSAYX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class A MDOAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Korea, Republic of
29.9%
China
22.3%
India
19.3%
Taiwan
15.1%
United States
7.3%
Brazil
3.5%
Singapore
1.5%
Poland
1.1%

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MDOAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class C MDOBX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MDOBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class I MDOEX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MDOEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class R6 MDODX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MDODX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class A MELAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Taiwan
22.2%
Korea, Republic of
17.7%
India
14.1%
China
13.6%
South Africa
6.8%
United States
6.3%
Brazil
4.2%
Mexico
4.0%
Singapore
2.9%
Peru
2.6%
Other
5.6%

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MELAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class C MEMLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MEMLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class I MELIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MELIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class IR MSIWX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSIWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class R6 MELSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MELSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class A MMKBX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Taiwan 29.2%
Korea, Republic of 24.3%
China 13.1%
India 12.1%
Brazil 4.3%
South Africa 4.3%
Poland 2.8%
Mexico 2.3%
United States 2.0%
Hungary 1.5%
Other 4.1%

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MMKBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class C MSEPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSEPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class I MGEMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGEMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class IR MRGEX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$56	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MRGEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class L MSELX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$108	1.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSELX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class R6 MMMPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MMMPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class A MLNAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
33.2%
Financials
27.3%
Communication Services
10.3%
Industrials
7.5%
Health Care
7.4%
Materials
4.2%
Energy
3.3%
Real Estate
3.1%
Consumer Staples
1.5%
Consumer Discretionary
1.2%
Short-Term Investments
1.0%

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLNAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class C MLNCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLNCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class I MLNIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLNIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class R6 MLNSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLNSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class A MLMAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 29.0%
Financials 25.8%
Communication Services 11.8%
Consumer Discretionary 11.0%
Industrials 10.0%
Materials 3.8%
Energy 3.0%
Health Care 2.7%
Real Estate 1.9%
Short-Term Investments 0.8%
Consumer Staples 0.2%

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLMAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class C MLMCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLMCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class I MLMIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLMIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class R6 MLMSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MLMSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class A MSJAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary
38.3%
Health Care
29.9%
Industrials
7.3%
Communication Services
5.9%
Consumer Staples
4.5%
Energy
3.5%
Short-Term Investments
3.5%
Financials
2.5%
Information Technology
2.5%
Domestic Specialty
2.1%

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSJAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class C MSJCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSJCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class I MSJIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSJIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class R6 MSJSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSJSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class A MSFBX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
20.2%
Information Technology
16.2%
Consumer Staples
15.0%
Industrials
13.2%
Consumer Discretionary
11.8%
Health Care
11.7%
Communication Services
10.4%
Short-Term Investments
1.5%

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSFBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class C MSGFX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	2.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSGFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class I MSFAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSFAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class L MSFLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSFLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class R6 MGISX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGISX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class A MIGPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
36.0%
Health Care
18.7%
Consumer Discretionary
13.6%
Financials
13.0%
Communication Services
9.9%
Industrials
3.6%
Real Estate
2.9%
Short-Term Investments
2.2%
Consumer Staples
0.1%

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIGPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class C MSPTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSPTX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class I MIGIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIGIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class L MIGLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$91	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIGLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class R6 MGZZX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGZZX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class A MGGPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
33.7%
Consumer Discretionary
23.8%
Communication Services
18.5%
Financials
12.8%
Industrials
10.0%
Short-Term Investments
1.2%

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGGPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class C MSOPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class I MGGIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGGIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class IR MGORX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGORX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class L MGGLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$68	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGGLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class R6 MGTSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGTSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class A MGKAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
23.7%
Information Technology
18.8%
Health Care
17.5%
Consumer Discretionary
14.3%
Communication Services
8.9%
Financials
6.5%
Consumer Staples
4.6%
Short-Term Investments
3.7%
Materials
1.3%
Energy
0.5%
Real Estate
0.2%

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGKAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class C MGKCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGKCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class I MGKIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGKIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class R6 MGKQX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGKQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class A MGQAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
36.0%
Industrials
21.2%
Consumer Discretionary
12.1%
Communication Services
11.0%
Financials
9.2%
Consumer Staples
7.5%
Health Care
1.7%
Short-Term Investments
1.3%

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGQAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class C MSGQX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSGQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class I MGQIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGQIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class L MGQLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGQLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class R6 MGQSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGQSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class A MSEGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
43.0%
Health Care
15.8%
Consumer Discretionary
14.9%
Financials
10.5%
Communication Services
8.6%
Industrials
4.6%
Short-Term Investments
1.6%
Real Estate
0.6%
Consumer Staples
0.4%

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSEGX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class C MSGUX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSGUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class I MSEQX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSEQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class IR MGHRX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$26	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGHRX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class L MSHLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$68	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSHLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class R6 MGRPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGRPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class A MSSMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Health Care
39.2%
Information Technology
25.6%
Real Estate
8.3%
Consumer Discretionary
5.9%
Consumer Staples
5.8%
Industrials
4.9%
Financials
4.8%
Short-Term Investments
4.4%
Energy
1.1%

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSSMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class C MSCOX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSCOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class I MSSGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSSGX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class L MSSLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$95	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSSLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class R6 MFLLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MFLLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class A MFAPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

France
20.8%
Japan
10.5%
Taiwan
10.2%
Netherlands
9.7%
United States
8.8%
India
8.1%
Denmark
6.3%
Switzerland
5.9%
Italy
5.5%
Sweden
5.2%
Other
9.0%

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MFAPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class C MSIAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSIAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class I MFAIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MFAIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class L MSALX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSALX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class R6 IDVSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

IDVSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class A MIQBX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
29.8%
France
16.1%
Japan
10.6%
Italy
7.9%
Germany
7.5%
Netherlands
7.1%
Taiwan
5.1%
Denmark
4.4%
China
2.9%
Sweden
2.6%
Other
6.0%

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIQBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class C MSECX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSECX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class I MSIQX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSIQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class L MSQLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$92	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSQLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class R6 MIQPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIQPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class A MIOPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Korea, Republic of
21.4%
United States
10.1%
Japan
10.1%
India
9.4%
France
8.8%
China
8.2%
Taiwan
8.1%
Netherlands
5.7%
Sweden
4.3%
Denmark
3.2%
Other
10.7%

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class C MSOCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSOCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class I MIOIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIOIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class IR MRNPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MRNPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class L MIOLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$96	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIOLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class R6 MNOPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MNOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class A MSDFX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
26.5%
France
17.1%
United States
10.9%
Taiwan
9.1%
Japan
8.9%
Netherlands
6.6%
Germany
6.4%
Italy
3.9%
Denmark
3.4%
Sweden
3.4%
Other
3.8%

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSDFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class C MSDEX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSDEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class I MSDKX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSDKX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class R6 MSCZX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSCZX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class A MSIBX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
12.4%
Korea, Republic of
12.2%
France
7.7%
United States
6.7%
Taiwan
6.6%
Canada
6.5%
United Kingdom
6.5%
India
5.9%
Germany
5.0%
China
4.4%
Other
26.1%

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSIBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class C MSAAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSAAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class I MSACX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSACX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class IR MAIHX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$45	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MAIHX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class L MSLLX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSLLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class R6 MAIJX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MAIJX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class A MSHNX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
25.3%
Information Technology
21.0%
Health Care
15.9%
Consumer Discretionary
14.5%
Financials
7.5%
Communication Services
6.1%
Consumer Staples
5.0%
Materials
2.3%
Short-Term Investments
1.3%
Real Estate
1.0%
Energy
0.1%

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSHNX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class C MSHOX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSHOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class I MSHMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSHMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class R6 MSHPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSHPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class A MUOAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
39.3%
Financials
16.0%
Communication Services
13.2%
Consumer Discretionary
10.2%
Industrials
7.3%
Health Care
4.9%
Energy
4.3%
Consumer Staples
1.9%
Materials
1.8%
Real Estate
1.1%
Short-Term Investments
0.0%†

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MUOAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class C MUOCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MUOCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class I MUOIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MUOIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class R6 MUOSX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MUOSX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Institutional Fund, Inc

Semi-Annual Financial Statements and Additional Information | June 30, 2026

Advantage Portfolio
Asia Opportunity Portfolio
Developing Opportunity Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Stars Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Resilience Portfolio
Passport Overseas Equity Portfolio
Permanence Portfolio
US Core Portfolio

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Table of Contents
Items 6 and 7 of Form N-CSR:
Portfolio of Investments:
Advantage Portfolio	3
Asia Opportunity Portfolio	5
Developing Opportunity Portfolio	7
Emerging Markets Leaders Portfolio	8
Emerging Markets Portfolio	10
Global Concentrated Portfolio	12
Global Core Portfolio	13
Global Endurance Portfolio	14
Global Franchise Portfolio	15
Global Insight Portfolio	16
Global Opportunity Portfolio	18
Global Permanence Portfolio	20
Global Stars Portfolio	22
Growth Portfolio	23
Inception Portfolio	25
International Advantage Portfolio	28
International Equity Portfolio	30
International Opportunity Portfolio	32
International Resilience Portfolio	34
Passport Overseas Equity Portfolio	35
Permanence Portfolio	38
US Core Portfolio	41
Statements of Assets and Liabilities	42
Statements of Operations	53
Statements of Changes in Net Assets	64
Financial Highlights	85
Notes to Financial Statements	191
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval	233
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Funds of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or Statement of Additional Information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Funds’ investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectus carefully before you invest or send money.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Funds will decline and, therefore, the value of each Funds' shares may be less than what you paid for them. Accordingly, you can lose money investing in these Funds. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Advantage Portfolio

	Shares	Value (000)
Common Stocks (91.9%)
Automobiles (6.0%)
Tesla, Inc. (a)	39,481	$16,606
Beverages (0.5%)
Celsius Holdings, Inc. (a)	46,066	1,349
Biotechnology (5.5%)
Biogen, Inc. (a)	8,748	1,890
Roivant Sciences Ltd. (a)	374,943	13,269
		15,159
Building Products (3.0%)
Madison Air Solutions Corp., Class A (a)	210,352	8,204
Capital Markets (2.3%)
Coinbase Global, Inc., Class A (a)	16,486	2,410
MSCI, Inc.	7,332	4,106
		6,516
Commercial Services & Supplies (2.7%)
Copart, Inc. (a)	132,152	3,725
Rollins, Inc.	91,896	3,836
		7,561
Diversified Telecommunication Services (4.8%)
Space Exploration Technologies Corp., Class A (a)	77,821	13,296
Entertainment (5.4%)
ROBLOX Corp., Class A (a)	203,682	11,076
Spotify Technology SA (Sweden) (a)	8,587	3,943
		15,019
Financial Services (6.6%)
Affirm Holdings, Inc. (a)	154,416	12,593
Federal National Mortgage Association (a)	855,768	5,571
		18,164
Health Care Equipment & Supplies (4.3%)
Medline, Inc., Class A (a)	299,281	11,803
Hotels, Restaurants & Leisure (7.3%)
Airbnb, Inc., Class A (a)	49,308	7,056
DoorDash, Inc., Class A (a)	71,158	13,131
		20,187
Information Technology Services (17.7%)
Cloudflare, Inc., Class A (a)	132,938	32,607
Shopify, Inc., Class A (Canada) (a)	108,616	12,402
Snowflake, Inc., Class A (a)	15,077	3,837
		48,846
	Shares	Value (000)
Pharmaceuticals (6.5%)
Royalty Pharma PLC, Class A	321,454	$18,024
Professional Services (1.5%)
Verisk Analytics, Inc.	23,415	4,204
Software (12.7%)
AppLovin Corp., Class A (a)	28,173	14,516
Crowdstrike Holdings, Inc., Class A (a)	9,137	6,973
Samsara, Inc., Class A (a)	227,953	7,392
Strategy, Inc., Class A (a)	73,260	6,368
		35,249
Trading Companies & Distributors (5.1%)
Core & Main, Inc., Class A (a)	142,988	6,899
QXO, Inc. (a)	410,780	7,098
		13,997
Total Common Stocks (Cost $186,242)		254,184
Investment Company (1.1%)
iShares Bitcoin Trust ETF (a) (Cost $3,653)	94,406	3,143
Short-Term Investment (7.3%)
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $20,042)	20,041,935	20,042
Total Investments Excluding Purchased Options (100.3%) (Cost $209,937)		277,369
Total Purchased Options Outstanding (0.1%) (Cost $957)		274
Total Investments (100.4%) (Cost $210,894) (b)		277,643
Liabilities in Excess of Other Assets (–0.4%)		(1,068)
Net Assets (100.0%)		$276,575

(a)	Non-income producing security.
(b)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$82,555,000 and the aggregate gross unrealized depreciation is approximately $15,806,000, resulting in net unrealized
appreciation of approximately $66,749,000.

ETF	Exchange Traded Fund.

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	131,133,193	$131,133	$247	$278	$(31)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	87,791,084	87,791	22	231	(209)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	77,727,392	77,727	5	220	(215)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	69,614,829	69,615	— @	228	(228)
							$274	$957	$(683)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Advantage Portfolio

@	Value is less than $500.

CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Other*	20.3%
Information Technology Services	17.6
Software	12.7
Hotels, Restaurants & Leisure	7.3
Investment Company	7.2
Financial Services	6.5
Pharmaceuticals	6.5
Automobiles	6.0
Biotechnology	5.5
Entertainment	5.4
Trading Companies & Distributors	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
China (27.6%)
Baidu, Inc. ADR (a)	37,749	$4,314
China Resources Mixc Lifestyle Services Ltd. (b)	276,200	1,295
Contemporary Amperex Technology Co. Ltd., Class A	62,000	3,604
Full Truck Alliance Co. Ltd. ADR	207,235	1,683
Greentown Service Group Co. Ltd. (b)	500,000	251
Kuaishou Technology (b)	291,300	1,561
Kweichow Moutai Co. Ltd., Class A	13,394	2,342
Meituan, Class B (a)(b)	315,320	2,784
PDD Holdings, Inc. ADR (a)	21,675	1,654
Pony AI, Inc. ADR (a)	80,462	559
Pony AI, Inc., Class A (a)(b)	168,800	1,192
Tencent Holdings Ltd. (b)	44,800	2,472
Trip.com Group Ltd. ADR (a)	93,783	3,736
WeRide, Inc. ADR (a)(c)	128,652	749
WeRide, Inc., Class A (a)(b)(c)	334,700	646
		28,842
Hong Kong (0.9%)
AIA Group Ltd.	103,900	951
India (21.5%)
Eternal Ltd. (a)	1,231,098	3,450
HDFC Bank Ltd.	302,370	2,552
ICICI Bank Ltd. ADR	150,697	4,375
Indian Hotels Co. Ltd.	82,582	624
MakeMyTrip Ltd. (a)	84,323	4,494
Niva Bupa Health Insurance Co. Ltd. (a)	496,813	444
Tata Capital Ltd. (a)	886,831	3,434
Titan Co. Ltd.	66,878	3,115
		22,488
Korea, Republic of (26.7%)
Coupang, Inc. (a)	214,145	3,720
KakaoBank Corp.	229,744	3,125
Samsung Electronics Co. Ltd.	42,076	9,336
SK Hynix, Inc.	6,436	11,357
Webtoon Entertainment, Inc. (a)(c)	34,665	396
		27,934
Singapore (2.0%)
Grab Holdings Ltd., Class A (a)	545,669	2,057
Taiwan (16.7%)
MediaTek, Inc.	53,000	7,222
Taiwan Semiconductor Manufacturing Co. Ltd.	129,000	10,177
		17,399
Total Common Stocks (Cost $70,373)		99,671
Short-Term Investments (6.2%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $5,655)	5,655,253	5,655
	Shares	Value (000)

Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	624,985	$625

	Face Amount (000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $39; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $40)	$39	39
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $49; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $50)	49	49
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $49; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $50)	49	49
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $49; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $50)	49	49
		186
Total Securities held as Collateral on Loaned Securities (Cost $811)		811
Total Short-Term Investments (Cost $6,466)		6,466
Total Investments (101.6%) (Cost $76,839) including $940 of Securities Loaned (d)(e)		106,137
Liabilities in Excess of Other Assets (–1.6%)		(1,722)
Net Assets (100.0%)		$104,415
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan at June 30, 2026.
(d)
The approximate fair value and percentage of net assets,
$71,936,000 and 68.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$41,358,000 and the aggregate gross unrealized depreciation is approximately $12,059,000, resulting in net unrealized
appreciation of approximately $29,299,000.

ADR	American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Asia Opportunity Portfolio
Portfolio Composition*
Classification	Percentage of Total Investments
Semiconductors & Semiconductor Equipment	27.3%
Other**	21.2
Hotels, Restaurants & Leisure	14.3
Banks	9.5
Tech Hardware, Storage & Peripherals	8.9
Interactive Media & Services	8.3
Investment Company	5.4
Broadline Retail	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Brazil (3.5%)
NU Holdings Ltd., Class A (a)	70,412	$941
China (22.4%)
Baidu, Inc. ADR (a)	7,950	909
China Resources Mixc Lifestyle Services Ltd. (b)	67,400	316
Contemporary Amperex Technology Co. Ltd., Class A	13,300	773
Full Truck Alliance Co. Ltd. ADR	38,521	313
Kuaishou Technology (b)	49,100	263
Kweichow Moutai Co. Ltd., Class A	2,589	453
Meituan, Class B (a)(b)	78,680	694
PDD Holdings, Inc. ADR (a)	3,712	283
Pony AI, Inc. ADR (a)	18,560	129
Pony AI, Inc., Class A (a)(b)	40,800	288
Tencent Holdings Ltd. (b)	8,900	491
Trip.com Group Ltd. ADR (a)	19,543	779
WeRide, Inc. ADR (a)	30,110	175
WeRide, Inc., Class A (a)(b)	80,300	155
		6,021
India (19.4%)
Eternal Ltd. (a)	313,625	879
HDFC Bank Ltd.	62,428	527
ICICI Bank Ltd. ADR	33,199	964
Indian Hotels Co. Ltd.	19,930	151
MakeMyTrip Ltd. (a)	20,946	1,116
Niva Bupa Health Insurance Co. Ltd. (a)	114,773	103
Tata Capital Ltd. (a)	215,794	835
Titan Co. Ltd.	13,808	643
		5,218
Korea, Republic of (30.1%)
Coupang, Inc. (a)	47,177	819
KakaoBank Corp.	39,996	544
Samsung Electronics Co. Ltd.	13,879	3,080
SK Hynix, Inc.	2,007	3,542
Webtoon Entertainment, Inc. (a)	7,836	89
		8,074
Poland (1.1%)
Allegro.eu SA (a)	30,326	305
Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	108,191	408
Taiwan (15.2%)
MediaTek, Inc.	12,000	1,635
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	2,446
		4,081
United States (4.9%)
MercadoLibre, Inc. (a)	769	1,305
Total Common Stocks (Cost $15,388)		26,353
Shares		Value (000)
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $625)	624,928	$625
Total Investments (100.5%) (Cost $16,013) (c)(d)		26,978
Liabilities in Excess of Other Assets (–0.5%)		(122)
Net Assets (100.0%)		$26,856
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)
The approximate fair value and percentage of net assets,
$18,123,000 and 67.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(d)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$11,860,000 and the aggregate gross unrealized depreciation is approximately $895,000, resulting in net unrealized appreciation of approximately $10,965,000.

ADR	American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Semiconductors & Semiconductor Equipment	28.2%
Other*	19.3
Hotels, Restaurants & Leisure	13.5
Tech Hardware, Storage & Peripherals	11.4
Banks	11.0
Broadline Retail	10.1
Interactive Media & Services	6.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Brazil (4.3%)
Banco BTG Pactual SA (Units) (a)	117,852	$1,235
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1	— @
Embraer SA	149,279	2,367
Rede D'Or Sao Luiz SA	113,520	763
		4,365
China (13.9%)
Anhui Yingliu Electromechanical Co. Ltd., Class A (b)	125,500	1,124
China Hongqiao Group Ltd. (c)	323,000	833
Contemporary Amperex Technology Co. Ltd., Class A	21,600	1,256
Fuyao Glass Industry Group Co. Ltd., Class H (c)	180,800	1,182
Jiangsu Hengli Hydraulic Co. Ltd., Class A	91,300	1,452
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	229,400	1,765
NAURA Technology Group Co. Ltd., Class A	26,600	3,489
Tencent Holdings Ltd. (c)	52,400	2,891
		13,992
Hungary (1.4%)
Richter Gedeon Nyrt	35,259	1,367
India (14.5%)
Bharti Airtel Ltd.	117,684	2,305
Cholamandalam Investment & Finance Co. Ltd.	98,924	1,874
Divi's Laboratories Ltd.	27,202	1,893
ICICI Bank Ltd.	173,598	2,534
KEI Industries Ltd.	29,019	1,668
Mahindra & Mahindra Ltd.	28,587	930
Max Healthcare Institute Ltd.	132,615	1,584
Samvardhana Motherson International Ltd.	1,132,242	1,775
		14,563
Kazakhstan (0.8%)
NAC Kazatomprom JSC GDR	10,986	756
Korea, Republic of (18.2%)
Hyundai Engineering & Construction Co. Ltd.	16,415	1,230
Hyundai Motor Co.	5,592	1,823
Hyundai Rotem Co. Ltd.	10,482	1,181
Samsung Electronics Co. Ltd.	20,600	4,571
SK Hynix, Inc.	5,372	9,479
		18,284
Mexico (4.0%)
BBB Foods, Inc., Class A (b)	46,558	1,940
Grupo Financiero Banorte SAB de CV, Class O	200,452	2,123
		4,063
Peru (2.6%)
Credicorp Ltd.	6,831	2,661
Poland (2.1%)
Budimex SA	10,788	2,118
Singapore (3.0%)
Sea Ltd. ADR (b)	31,769	3,044
South Africa (7.0%)
OUTsurance Group Ltd.	524,771	2,517
Shares		Value (000)

Standard Bank Group Ltd.	117,013	$2,310
Vodacom Group Ltd.	236,662	2,198
		7,025
Taiwan (22.8%)
Delta Electronics, Inc.	56,000	3,517
Silergy Corp.	108,000	2,064
Taiwan Semiconductor Manufacturing Co. Ltd.	193,000	15,226
Vanguard International Semiconductor Corp.	312,000	2,154
		22,961
United Kingdom (1.5%)
Antofagasta PLC	30,376	1,542
United States (2.3%)
MercadoLibre, Inc. (b)	1,357	2,303
Total Common Stocks (Cost $76,525)		99,044
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (See Note G) (Cost $4,197)	4,197,378	4,197
Total Investments (102.6%) (Cost $80,722) (d)(e)		103,241
Liabilities in Excess of Other Assets (–2.6%)		(2,652)
Net Assets (100.0%)		$100,589
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
@	Value is less than $500.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)
The approximate fair value and percentage of net assets,
$82,606,000 and 82.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$28,835,000 and the aggregate gross unrealized depreciation is approximately $6,316,000, resulting in net unrealized
appreciation of approximately $22,519,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Leaders Portfolio
Portfolio Composition
Classification	Percentage of Total Investments
Other*	54.1%
Semiconductors & Semiconductor Equipment	31.4
Banks	9.3
Broadline Retail	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Brazil (4.3%)
Embraer SA	59,019	$936
Itau Unibanco Holding SA (Preference)	219,088	1,790
Rede D'Or Sao Luiz SA	222,026	1,493
Vale SA	94,072	1,419
WEG SA	255,049	2,317
		7,955
Chile (0.7%)
Banco de Chile	6,040,401	1,183
China (13.2%)
Alibaba Group Holding Ltd. (a)	274,600	3,292
Bank of Jiangsu Co. Ltd., Class A	562,000	893
BYD Co. Ltd., H Shares (a)	41,100	381
China Construction Bank Corp., H Shares (a)	2,423,120	2,499
China Hongqiao Group Ltd. (a)	117,000	302
China International Capital Corp. Ltd., Class H (a)	224,800	605
China Merchants Bank Co. Ltd., H Shares (a)	282,500	1,622
China Resources Mixc Lifestyle Services Ltd. (a)	141,600	664
Contemporary Amperex Technology Co. Ltd., Class A	26,100	1,517
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	126,859	976
NAURA Technology Group Co. Ltd., Class A	11,595	1,521
NetEase, Inc. (a)	36,600	940
Ping An Insurance Group Co. of China Ltd., Class H (a)	176,000	1,151
Shenzhen Inovance Technology Co. Ltd., Class A	84,200	826
Tencent Holdings Ltd. (a)	105,700	5,833
Xiaomi Corp., Class B (a)(b)	188,000	522
Zijin Mining Group Co. Ltd., H Shares (a)	208,000	735
		24,279
Hungary (1.5%)
OTP Bank Nyrt	9,825	1,451
Richter Gedeon Nyrt	32,335	1,254
		2,705
India (12.3%)
360 ONE WAM Ltd.	54,283	617
Avenue Supermarts Ltd. (b)	17,288	800
Axis Bank Ltd.	85,121	1,211
Bajaj Finance Ltd.	103,495	1,101
Colgate-Palmolive India Ltd.	19,338	409
Grasim Industries Ltd.	29,534	968
HDFC Asset Management Co. Ltd.	32,786	920
HDFC Bank Ltd.	206	2
HDFC Bank Ltd. ADR	56,464	1,458
Hindalco Industries Ltd.	57,642	585
Hitachi Energy India Ltd.	5,148	1,905
ICICI Bank Ltd.	100,417	1,466
ICICI Bank Ltd. ADR	17,378	504
IDFC First Bank Ltd.	1,205,290	1,014
Lodha Developers Ltd.	76,108	770
Mahindra & Mahindra Ltd.	45,502	1,480
Max Healthcare Institute Ltd.	100,925	1,205
	Shares	Value (000)

Pidilite Industries Ltd.	53,104	$895
Reliance Industries Ltd.	136,367	1,868
Samvardhana Motherson International Ltd.	427,338	670
Shriram Finance Ltd.	90,597	1,000
State Bank of India	151,740	1,649
		22,497
Indonesia (0.2%)
Cisarua Mountain Dairy Tbk. PT	1,196,400	299
Korea, Republic of (24.5%)
Doosan Enerbility Co. Ltd. (b)	9,507	542
Hyundai Motor Co.	6,113	1,993
KB Financial Group, Inc.	15,514	1,605
Kia Corp.	9,893	893
KT&G Corp.	1,121	123
Samsung Electronics Co. Ltd.	103,765	23,025
SK Hynix, Inc.	5,450	9,617
SK Square Co. Ltd.	6,388	7,224
		45,022
Malaysia (0.6%)
CIMB Group Holdings Bhd.	172,500	314
Malayan Banking Bhd.	268,400	711
		1,025
Mexico (2.3%)
America Movil SAB de CV ADR	47,136	1,225
BBB Foods, Inc., Class A (b)	22,393	933
Grupo Financiero Banorte SAB de CV, Class O	202,444	2,144
		4,302
Peru (1.0%)
Credicorp Ltd.	4,845	1,887
Poland (2.8%)
Allegro.eu SA (b)	180,295	1,815
Budimex SA	4,835	949
Powszechna Kasa Oszczednosci Bank Polski SA	88,417	2,428
		5,192
Saudi Arabia (0.5%)
Alinma Bank	130,300	848
South Africa (4.3%)
AVI Ltd.	182,205	1,118
Capitec Bank Holdings Ltd.	8,043	2,335
OUTsurance Group Ltd.	366,453	1,758
Standard Bank Group Ltd.	76,259	1,505
Vodacom Group Ltd.	129,734	1,205
		7,921
Taiwan (29.5%)
Airtac International Group	20,448	867
Alchip Technologies Ltd.	11,000	1,473
ASE Technology Holding Co. Ltd.	131,000	2,923
Delta Electronics, Inc.	84,500	5,307
Hon Hai Precision Industry Co. Ltd.	382,000	3,048
MediaTek, Inc.	45,000	6,132
Taiwan Semiconductor Manufacturing Co. Ltd.	360,205	28,417

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Portfolio
Shares		Value (000)
Common Stocks (cont'd)
Taiwan (cont'd)
Unimicron Technology Corp.	104,000	$3,583
Wiwynn Corp.	16,722	2,470
		54,220
United Kingdom (1.3%)
Antofagasta PLC	48,538	2,463
United States (0.6%)
MercadoLibre, Inc. (b)	623	1,057
Total Common Stocks (Cost $95,016)		182,855
Short-Term Investments (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (See Note G) (Cost $2,609)	2,608,973	2,609
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (See Note G)	341	— @
Total Short-Term Investments (Cost $2,609)		2,609
Total Investments (101.0%) (Cost $97,625) (c)(d)		185,464
Liabilities in Excess of Other Assets (–1.0%)		(1,755)
Net Assets (100.0%)		$183,709
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)
The approximate fair value and percentage of net assets,
$164,507,000 and 89.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(d)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$90,188,000 and the aggregate gross unrealized depreciation is approximately $2,349,000, resulting in net unrealized
appreciation of approximately $87,839,000.

ADR	American Depositary Receipt.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	36.1%
Semiconductors & Semiconductor Equipment	27.0
Banks	16.5
Tech Hardware, Storage & Peripherals	14.0
Electronic Equipment, Instruments & Components	6.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Global Concentrated Portfolio

Shares		Value (000)
Common Stocks (99.1%)
Canada (2.0%)
Agnico Eagle Mines Ltd.	52,709	$8,177
Italy (1.2%)
Ferrari NV (NYSE)	13,487	5,021
Japan (6.3%)
Mizuho Financial Group, Inc. ADR	2,750,350	26,348
Spain (5.9%)
Banco Santander SA ADR	1,788,078	24,676
Taiwan (10.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	93,032	44,429
United Kingdom (11.3%)
Rolls-Royce Holdings PLC ADR	1,479,257	28,476
Standard Chartered PLC	689,704	18,651
		47,127
United States (61.7%)
Alphabet, Inc., Class A	120,631	43,110
Ameriprise Financial, Inc.	17,746	8,141
Cboe Global Markets, Inc.	53,909	13,082
CBRE Group, Inc., Class A (a)	96,275	12,967
Costco Wholesale Corp.	6,826	6,386
CRH PLC	86,418	9,247
Dell Technologies, Inc., Class C	56,018	24,170
Eli Lilly & Co.	25,722	30,852
JPMorgan Chase & Co.	70,895	23,206
Micron Technology, Inc.	3,986	4,601
Microsoft Corp.	47,703	17,794
NVIDIA Corp.	236,576	47,336
United Rentals, Inc.	2,328	2,637
Valero Energy Corp.	52,640	13,710
		257,239
Total Common Stocks (Cost $315,253)		413,017
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $4,368)	4,368,492	4,368
Total Investments (100.1%) (Cost $319,621) (b)(c)		417,385
Liabilities in Excess of Other Assets (–0.1%)		(553)
Net Assets (100.0%)		$416,832
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)
The approximate fair value and percentage of net assets,
$18,651,000 and 4.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for
international investments as described in Note A-1 within the
Notes to Financial Statements.

(c)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$109,449,000 and the aggregate gross unrealized depreciation is approximately $11,685,000, resulting in net unrealized
appreciation of approximately $97,764,000.

ADR	American Depositary Receipt.
NYSE	New York Stock Exchange.

Portfolio Composition
Classification	Percentage of Total Investments
Semiconductors & Semiconductor Equipment	23.1%
Banks	22.3
Other*	19.2
Interactive Media & Services	10.3
Pharmaceuticals	7.4
Aerospace & Defense	6.8
Tech Hardware, Storage & Peripherals	5.8
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Canada (0.9%)
Agnico Eagle Mines Ltd.	3,887	$603
China (1.6%)
Tencent Holdings Ltd. ADR	18,955	1,047
Finland (1.4%)
Nokia OYJ ADR	66,896	888
France (0.2%)
LVMH Moet Hennessy Louis Vuitton SE	215	119
Germany (0.8%)
Linde PLC	940	488
Italy (1.7%)
Ferrari NV (NYSE)	3,059	1,139
Japan (6.3%)
Mizuho Financial Group, Inc. ADR	146,355	1,402
Sumitomo Mitsui Financial Group, Inc. ADR	114,758	2,706
		4,108
Spain (5.3%)
Banco Santander SA ADR	251,263	3,467
Sweden (0.2%)
Telefonaktiebolaget LM Ericsson ADR	12,761	142
Switzerland (1.1%)
ABB Ltd. ADR	6,636	721
Taiwan (8.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,719	5,597
United Kingdom (5.5%)
Rolls-Royce Holdings PLC ADR	124,282	2,392
Standard Chartered PLC	45,398	1,228
		3,620
United States (65.4%)
Alphabet, Inc., Class A	16,555	5,916
Amazon.com, Inc. (a)	10,760	2,565
Ameriprise Financial, Inc.	1,197	549
Apple, Inc.	15,770	4,563
Cboe Global Markets, Inc.	6,469	1,570
CBRE Group, Inc., Class A (a)	9,024	1,215
Chevron Corp.	5,108	847
Costco Wholesale Corp.	143	134
CRH PLC	12,705	1,359
Eli Lilly & Co.	1,452	1,742
Evercore, Inc., Class A	1,518	518
General Electric Co.	5,607	2,096
Goldman Sachs Group, Inc.	700	708
Jabil, Inc.	2,926	1,128
JPMorgan Chase & Co.	10,420	3,411
Mastercard, Inc., Class A	1,242	638
Micron Technology, Inc.	161	186
Microsoft Corp.	4,688	1,749
Netflix, Inc. (a)	9,806	700
NVIDIA Corp.	23,394	4,681
Popular, Inc.	3,832	629
Tesla, Inc. (a)	1,765	742
TJX Cos., Inc.	16,199	2,454
Shares		Value (000)

Toll Brothers, Inc.	1,085	$179
United Rentals, Inc.	1,162	1,316
Valero Energy Corp.	4,338	1,130
		42,725
Total Common Stocks (Cost $45,021)		64,664
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $543)	542,950	543
Total Investments (99.9%) (Cost $45,564) (b)(c)		65,207
Other Assets in Excess of Liabilities (0.1%)		95
Net Assets (100.0%)		$65,302
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)
The approximate fair value and percentage of net assets,
$1,347,000 and 2.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for
international investments as described in Note A-1 within the
Notes to Financial Statements.

(c)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$20,448,000 and the aggregate gross unrealized depreciation is approximately $805,000, resulting in net unrealized appreciation of approximately $19,643,000.

ADR	American Depositary Receipt.
NYSE	New York Stock Exchange.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	34.5%
Banks	19.7
Semiconductors & Semiconductor Equipment	16.1
Interactive Media & Services	10.7
Tech Hardware, Storage & Peripherals	7.0
Aerospace & Defense	6.9
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (101.6%)
France (2.3%)
LVMH Moet Hennessy Louis Vuitton SE	282	$156
Remy Cointreau SA (a)	4,175	205
		361
United Kingdom (22.2%)
Diageo PLC	18,036	363
Victoria PLC (b)	3,647,784	3,095
		3,458
United States (77.1%)
Arbutus Biopharma Corp. (b)	186,127	893
Bright Horizons Family Solutions, Inc. (b)	5,664	402
Calumet, Inc. (b)	16,354	589
Corpay, Inc. (b)	1,274	425
DraftKings, Inc., Class A (b)	23,775	601
Floor & Decor Holdings, Inc., Class A (b)	13,214	784
Flutter Entertainment PLC (b)	5,438	556
Immunovant, Inc. (b)	20,479	789
Molson Coors Beverage Co., Class B	4,898	191
Nektar Therapeutics (b)	5,616	392
Odyssey Marine Exploration, Inc. (b)	479,733	408
QXO, Inc. (b)	46,986	812
Roivant Sciences Ltd. (b)	33,336	1,179
Royalty Pharma PLC, Class A	11,077	621
Somnigroup International, Inc.	4,200	329
Sotera Health Co. (b)	26,212	465
Space Exploration Technologies Corp., Class A (b)	3,345	572
TD SYNNEX Corp.	1,563	418
Teleflex, Inc.	5,272	668
Urban Outfitters, Inc. (b)	7,086	502
USA TODAY Co., Inc. (b)	49,728	425
		12,021
Total Common Stocks (Cost $18,291)		15,840
Investment Company (2.2%)
United States (2.2%)
iPath Series B S&P 500 VIX Short-Term Futures ETN, (a) (Cost $391)	15,972	353
Short-Term Investments (3.8%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $202)	202,046	202
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	297,164	297

Face Amount (000)
Repurchase Agreements (0.6%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $20; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $20)	$20	20
	Face Amount (000)	Value (000)

HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $24; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $24)	$24	$23
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $23; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $24)	23	23
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $23; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $24)	23	23
		89
Total Securities held as Collateral on Loaned Securities (Cost $386)		386
Total Short-Term Investments (Cost $588)		588
Total Investments (107.6%) (Cost $19,270) including $553 of Securities Loaned (c)(d)		16,781
Liabilities in Excess of Other Assets (–7.6%)		(1,189)
Net Assets (100.0%)		$15,592
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	All or a portion of this security was on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
The approximate fair value and percentage of net assets, $3,819,000 and 24.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)
At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,761,000 and the aggregate gross unrealized depreciation is approximately
$5,250,000, resulting in net unrealized depreciation of approximately
$2,489,000.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	35.7%
Household Durables	20.9
Biotechnology	17.4
Specialty Retail	7.8
Hotels, Restaurants & Leisure	7.0
Pharmaceuticals	6.2
Trading Companies & Distributors	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Global Franchise Portfolio

Shares		Value (000)
Common Stocks (98.7%)
France (7.4%)
Hermes International SCA	5,712	$10,445
L'Oreal SA	108,678	47,640
Schneider Electric SE	51,775	16,942
		75,027
Germany (2.4%)
SAP SE	160,729	24,776
Italy (3.5%)
Ferrari NV (Euronext NV)	47,474	17,646
Ferrari NV (NYSE)	47,510	17,688
		35,334
Taiwan (6.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	794,000	62,639
United Kingdom (8.6%)
Experian PLC	814,110	27,438
Haleon PLC	5,786,274	26,664
RELX PLC (Euronext NV)	142,229	4,496
RELX PLC (LSE)	927,375	29,310
		87,908
United States (70.7%)
Alphabet, Inc., Class A	184,238	65,841
Amazon.com, Inc. (a)	153,932	36,688
Aon PLC, Class A	141,331	46,878
AutoZone, Inc. (a)	8,293	26,504
Booking Holdings, Inc.	64,763	11,543
Cencora, Inc.	63,505	17,971
CME Group, Inc.	109,575	24,198
Coca-Cola Co.	591,065	48,036
Equifax, Inc.	50,727	8,051
Intercontinental Exchange, Inc.	257,492	31,700
McKesson Corp.	26,131	19,745
Microsoft Corp.	129,181	48,187
MSCI, Inc.	37,358	20,922
Netflix, Inc. (a)	567,425	40,514
Otis Worldwide Corp.	326,285	23,362
Philip Morris International, Inc.	137,439	24,864
Procter & Gamble Co.	221,661	32,504
S&P Global, Inc.	65,730	26,769
STERIS PLC	120,440	25,361
Synopsys, Inc. (a)	68,267	30,452
Thermo Fisher Scientific, Inc.	59,541	29,852
Uber Technologies, Inc. (a)	353,324	25,496
Visa, Inc., Class A	164,590	56,469
		721,907
Total Common Stocks (Cost $837,735)		1,007,591
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $14,830)	14,830,437	14,830
Total Investments (100.1%) (Cost $852,565) (b)(c)		1,022,421
Liabilities in Excess of Other Assets (–0.1%)		(1,246)
Net Assets (100.0%)		$1,021,175
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)
The approximate fair value and percentage of net assets,
$267,996,000 and 26.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(c)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$214,723,000 and the aggregate gross unrealized depreciation is approximately $44,867,000, resulting in net unrealized
appreciation of approximately $169,856,000.

Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.
NYSE	New York Stock Exchange.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	55.0%
Capital Markets	10.1
Software	10.1
Professional Services	6.8
Interactive Media & Services	6.4
Semiconductors & Semiconductor Equipment	6.1
Financial Services	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Global Insight Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Brazil (0.3%)
NU Holdings Ltd., Class A (a)	11,840	$158
Canada (4.5%)
Shopify, Inc., Class A (a)	22,210	2,536
Israel (0.2%)
Oddity Tech Ltd., Class A (a)	5,500	83
Korea, Republic of (0.5%)
Coupang, Inc. (a)	15,216	264
Netherlands (1.4%)
Adyen NV (a)	853	800
Singapore (0.3%)
Sea Ltd. ADR (a)	1,626	156
Sweden (2.4%)
Spotify Technology SA (a)	2,925	1,343
United Kingdom (0.1%)
Victoria PLC (a)	70,649	60
United States (86.8%)
Affirm Holdings, Inc. (a)	50,268	4,100
AppLovin Corp., Class A (a)	5,182	2,670
Arbutus Biopharma Corp. (a)	63,356	304
Aurora Innovation, Inc. (a)	404,859	2,761
BitMine Immersion Technologies, Inc.	34,958	465
Circle Internet Group, Inc. (a)	6,566	411
Cloudflare, Inc., Class A (a)	30,886	7,576
Federal National Mortgage Association (a)	172,437	1,123
Immunovant, Inc. (a)	10,091	389
IonQ, Inc. (a)	46,521	2,478
MercadoLibre, Inc. (a)	1,517	2,575
Opendoor Technologies, Inc. (a)	348,552	1,610
Palantir Technologies, Inc., Class A (a)	4,097	478
ProKidney Corp. (a)(b)	55,698	114
QXO, Inc. (a)	116,626	2,015
ROBLOX Corp., Class A (a)	28,197	1,533
Roivant Sciences Ltd. (a)	118,863	4,207
Royalty Pharma PLC, Class A	89,670	5,028
Space Exploration Technologies Corp., Class A (a)	15,873	2,712
Strategy, Inc., Class A (a)	10,216	888
Tesla, Inc. (a)	10,904	4,586
Twenty One Capital, Inc., Class A (a)	59,060	292
XOMA Royalty Corp. (a)	11,042	469
		48,784
Total Common Stocks (Cost $37,634)		54,184
Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $73; acquired 6/17/14)	6,374	12
Investment Company (1.5%)
United States (1.5%)
iShares Bitcoin Trust ETF (a) (Cost $1,012)	26,154	871

	No. of Warrants	Value (000)
Warrants (0.0%)‡
United States (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	16,920	$6

	Shares
Short-Term Investments (2.3%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $1,155)	1,154,567	1,155
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	85,853	86

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $5; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $6)	$5	5
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $6; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $7)	6	6
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $7; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $7)	7	7
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $7; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $7)	7	7
		25
Total Securities held as Collateral on Loaned Securities (Cost $111)		111
Total Short-Term Investments (Cost $1,266)		1,266
Total Investments Excluding Purchased Options (100.3%) (Cost $39,985)		56,339
Total Purchased Options Outstanding (0.1%) (Cost $248)		57
Total Investments (100.4%) (Cost $40,233) including $114 of Securities Loaned (e)(f)(g)		56,396
Liabilities in Excess of Other Assets (–0.4%)		(219)
Net Assets (100.0%)		$56,177
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2026.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Insight Portfolio
(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security
description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2026 amounts to approximately $12,000 and represents 0.0% of net assets.

(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
The approximate fair value and percentage of net assets,
$860,000 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for
international investments as described in Note A-1 within the
Notes to Financial Statements.

(f)	Securities are available for collateral in connection with purchased options.
(g)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$22,671,000 and the aggregate gross unrealized depreciation is approximately $6,508,000, resulting in net unrealized
appreciation of approximately $16,163,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	26,634,574	$26,635	$50	$56	$(6)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	21,363,581	21,364	6	57	(51)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	23,308,767	23,309	1	66	(65)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	21,170,064	21,170	— @	69	(69)
							$57	$248	$(191)

@	Value is less than $500.
CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	20.6%
Information Technology Services	17.9
Software	13.6
Financial Services	10.7
Biotechnology	9.7
Pharmaceuticals	8.9
Automobiles	8.1
Broadline Retail	5.4
Entertainment	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Brazil (1.8%)
NU Holdings Ltd., Class A (a)	4,081,052	$54,523
Canada (1.1%)
Shopify, Inc., Class A (a)	287,996	32,883
China (3.6%)
Baidu, Inc. ADR (a)	363,232	41,514
Meituan, Class B (a)(b)	4,091,100	36,113
Trip.com Group Ltd. ADR (a)	796,480	31,732
		109,359
Denmark (2.7%)
DSV AS	344,370	81,944
France (7.4%)
Hermes International SCA	63,133	115,451
LVMH Moet Hennessy Louis Vuitton SE	62,219	34,411
Schneider Electric SE	222,320	72,749
		222,611
India (4.4%)
HDFC Bank Ltd.	6,327,277	53,399
ICICI Bank Ltd. ADR	2,779,421	80,686
		134,085
Italy (2.2%)
Moncler SpA	1,151,465	67,012
Japan (1.9%)
Keyence Corp.	110,700	55,957
Korea, Republic of (16.4%)
Coupang, Inc. (a)	3,335,835	57,943
KakaoBank Corp.	611,700	8,322
Samsung Electronics Co. Ltd.	614,916	136,448
SK Hynix, Inc.	164,836	290,867
		493,580
Netherlands (5.7%)
ASML Holding NV	86,078	170,450
Singapore (0.4%)
Grab Holdings Ltd., Class A (a)	3,411,039	12,860
Sweden (4.2%)
Spotify Technology SA (a)	277,123	127,236
Switzerland (1.2%)
On Holding AG, Class A (a)	1,035,125	36,664
Taiwan (9.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,422,000	269,962
United States (37.4%)
Airbnb, Inc., Class A (a)	382,524	54,739
Amazon.com, Inc. (a)	319,339	76,111
Block, Inc., Class A (a)	836,913	63,605
Crowdstrike Holdings, Inc., Class A (a)	85,279	65,080
DoorDash, Inc., Class A (a)	591,501	109,150
Liberty Media Corp.-Liberty Formula One, Class C (a)	413,727	39,362
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	116,439	59,803
MercadoLibre, Inc. (a)	60,111	102,032
Shares		Value (000)

Meta Platforms, Inc., Class A	282,029	$158,864
Space Exploration Technologies Corp., Class A (a)	584,201	99,817
TKO Group Holdings, Inc.	288,925	58,164
Uber Technologies, Inc. (a)	1,885,940	136,089
Visa, Inc., Class A	198,822	68,214
Walt Disney Co.	363,786	35,014
		1,126,044
Total Common Stocks (Cost $1,477,683)		2,995,170
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $35,118)	35,118,305	35,118
Total Investments (100.6%) (Cost $1,512,801) (e)(f)		3,030,288
Liabilities in Excess of Other Assets (–0.6%)		(17,659)
Net Assets (100.0%)		$3,012,629
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security
description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at June 30, 2026 amounts to $0 and represents 0.0%
of net assets.

(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
The approximate fair value and percentage of net assets,
$1,393,085,000 and 46.2%, respectively, represent the
securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(f)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$1,576,054,000 and the aggregate gross unrealized depreciation is approximately $58,567,000, resulting in net unrealized
appreciation of approximately $1,517,487,000.

ADR	American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Opportunity Portfolio
Portfolio Composition
Classification	Percentage of Total Investments
Semiconductors & Semiconductor Equipment	24.1%
Other*	24.1
Entertainment	8.6
Textiles, Apparel & Luxury Goods	8.3
Broadline Retail	7.8
Hotels, Restaurants & Leisure	7.6
Interactive Media & Services	6.6
Banks	6.5
Financial Services	6.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Canada (9.1%)
Cameco Corp.	1,742	$178
Canadian National Railway Co.	17,736	2,115
Constellation Software, Inc.	235	442
FirstService Corp.	768	109
Shopify, Inc., Class A (a)	11,234	1,283
		4,127
France (10.9%)
Airbus SE	2,173	484
EssilorLuxottica SA	2,143	402
Eurofins Scientific SE	26,957	2,110
Hermes International SCA	123	225
L'Oreal SA	1,025	449
LVMH Moet Hennessy Louis Vuitton SE	830	459
Remy Cointreau SA	4,930	243
Safran SA	1,404	553
		4,925
Germany (1.2%)
Birkenstock Holding PLC (a)	12,813	551
India (0.3%)
HDFC Bank Ltd. ADR	4,562	118
Israel (0.5%)
Oddity Tech Ltd., Class A (a)	15,619	236
Italy (0.5%)
Brunello Cucinelli SpA	2,388	226
Mexico (0.4%)
Alsea SAB de CV	74,800	196
Netherlands (2.4%)
Adyen NV (a)	1,148	1,077
Sweden (4.3%)
Spotify Technology SA (a)	4,237	1,945
Switzerland (1.0%)
On Holding AG, Class A (a)	12,885	456
United Kingdom (2.4%)
Babcock International Group PLC	33,242	420
Domino's Pizza Group PLC	87,385	210
Rentokil Initial PLC	69,190	393
Victoria PLC (a)	38,849	33
		1,056
United States (62.3%)
Celsius Holdings, Inc. (a)	39,084	1,144
Cloudflare, Inc., Class A (a)	24,387	5,982
Copart, Inc. (a)	14,135	398
Core & Main, Inc., Class A (a)	32,288	1,558
DoorDash, Inc., Class A (a)	4,223	779
Federal National Mortgage Association (a)	141,436	921
Liberty Media Corp.-Liberty Formula One, Class C (a)	12,618	1,200
Madison Air Solutions Corp., Class A (a)	34,451	1,344
Medline, Inc., Class A (a)	36,983	1,459
MercadoLibre, Inc. (a)	1,230	2,088
MSCI, Inc.	778	436
QXO, Inc. (a)	121,724	2,103
	Shares	Value (000)

Rollins, Inc.	9,800	$409
Royal Gold, Inc.	2,880	575
Royalty Pharma PLC, Class A	69,601	3,903
Space Exploration Technologies Corp., Class A (a)	5,115	874
Strategy, Inc., Class A (a)	8,907	774
Tesla, Inc. (a)	2,911	1,224
Texas Pacific Land Corp.	93	41
Verisk Analytics, Inc.	2,512	451
Waste Connections, Inc.	2,850	475
		28,138
Total Common Stocks (Cost $41,661)		43,051
Investment Company (0.8%)
United States (0.8%)
iShares Bitcoin Trust ETF (a) (Cost $398)	11,484	382

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	186	—

Shares
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $1,676)	1,675,448	1,676
Total Investments Excluding Purchased Options (99.8%) (Cost $43,735)		45,109
Total Purchased Options Outstanding (0.1%) (Cost $59)		41
Total Investments (99.9%) (Cost $43,794) (c)(d)		45,150
Other Assets in Excess of Liabilities (0.1%)		50
Net Assets (100.0%)		$45,200
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)
The approximate fair value and percentage of net assets,
$7,284,000 and 16.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for
international investments as described in Note A-1 within the
Notes to Financial Statements.

(d)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$2,017,000 and the aggregate gross unrealized depreciation is approximately $661,000, resulting in net unrealized appreciation of approximately $1,356,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Permanence Portfolio

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	21,426,803	$21,427	$40	$45	$(5)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	1,832,010	1,832	— @	4	(4)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	1,662,432	1,662	— @	5	(5)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	1,314,625	1,315	1	5	(4)
							$41	$59	$(18)

@	Value is less than $500.

CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Other*	60.1%
Information Technology Services	16.1
Pharmaceuticals	8.7
Trading Companies & Distributors	8.1
Entertainment	7.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Global Stars Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Canada (1.7%)
Shopify, Inc., Class A (a)	3,241	$370
China (7.8%)
Alibaba Group Holding Ltd. (b)	20,300	243
NAURA Technology Group Co. Ltd., Class A	8,700	1,141
Tencent Holdings Ltd. (b)	5,700	315
		1,699
Denmark (3.1%)
DSV AS	2,816	670
France (2.1%)
L'Oreal SA	560	245
Schneider Electric SE	666	218
		463
Netherlands (5.7%)
ASML Holding NV	460	911
IMCD NV	3,739	338
		1,249
Switzerland (2.8%)
Cie Financiere Richemont SA, Class A (Registered)	1,133	261
On Holding AG, Class A (a)	10,040	356
		617
Taiwan (7.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	1,578
United Kingdom (8.4%)
Diploma PLC	8,462	800
Halma PLC	10,391	543
Rentokil Initial PLC	85,546	487
		1,830
United States (58.8%)
Alphabet, Inc., Class A	2,949	1,054
Amazon.com, Inc. (a)	3,391	808
Booking Holdings, Inc.	2,682	478
Broadcom, Inc.	2,159	816
Everpure, Inc., Class A (a)	6,804	536
Ferguson Enterprises, Inc.	1,291	306
General Electric Co.	1,732	647
Intercontinental Exchange, Inc.	2,430	299
McKesson Corp.	497	376
MercadoLibre, Inc. (a)	275	467
Meta Platforms, Inc., Class A	934	526
Microsoft Corp.	2,162	807
Monster Beverage Corp. (a)	7,434	715
Netflix, Inc. (a)	6,625	473
Robinhood Markets, Inc., Class A (a)	5,538	555
ServiceNow, Inc. (a)	3,741	371
Synopsys, Inc. (a)	1,512	675
Tradeweb Markets, Inc., Class A	4,037	402
U.S. Foods Holding Corp. (a)	6,428	657
Uber Technologies, Inc. (a)	9,274	669
	Shares	Value (000)

Visa, Inc., Class A	2,107	$723
Waste Management, Inc.	1,903	424
		12,784
Total Common Stocks (Cost $17,587)		21,260

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(c) (Cost $—)	1,639	—

Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $282)	281,589	282
Total Investments (99.0%) (Cost $17,869) (d)(e)		21,542
Other Assets in Excess of Liabilities (1.0%)		216
Net Assets (100.0%)		$21,758
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)
The approximate fair value and percentage of net assets, $7,750,000 and 35.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)
At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,696,000 and the aggregate gross unrealized depreciation is approximately
$1,023,000, resulting in net unrealized appreciation of approximately
$3,673,000.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	42.4%
Semiconductors & Semiconductor Equipment	20.6
Interactive Media & Services	8.8
Software	8.5
Broadline Retail	7.1
Trading Companies & Distributors	6.7
Capital Markets	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Growth Portfolio

	Shares	Value (000)
Common Stocks (92.5%)
Automobiles (9.3%)
Tesla, Inc. (a)	789,880	$332,223
Biotechnology (5.2%)
Roivant Sciences Ltd. (a)	5,284,121	187,005
Broadline Retail (1.0%)
MercadoLibre, Inc. (a)	21,673	36,788
Diversified Telecommunication Services (4.8%)
Space Exploration Technologies Corp., Class A (a)(b)	1,014,390	173,319
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—
Entertainment (3.8%)
ROBLOX Corp., Class A (a)	2,536,033	137,909
Financial Services (9.0%)
Affirm Holdings, Inc. (a)	3,081,665	251,310
Federal National Mortgage Association (a)	11,015,274	71,709
		323,019
Health Care Equipment & Supplies (3.0%)
Medline, Inc., Class A (a)	2,776,624	109,510
Hotels, Restaurants & Leisure (4.7%)
DoorDash, Inc., Class A (a)	919,691	169,711
Information Technology Services (18.0%)
Cloudflare, Inc., Class A (a)	1,968,983	482,952
Shopify, Inc., Class A (Canada) (a)	1,418,860	162,006
		644,958
Pharmaceuticals (7.7%)
Royalty Pharma PLC, Class A	4,910,932	275,356
Real Estate Management & Development (0.6%)
Opendoor Technologies, Inc. (a)	4,644,279	21,457
Software (16.3%)
AppLovin Corp., Class A (a)	436,096	224,690
Aurora Innovation, Inc. (a)	25,832,431	176,177
BitMine Immersion Technologies, Inc.	1,431,662	19,055
Circle Internet Group, Inc. (a)	599,963	37,576
Palantir Technologies, Inc., Class A (a)	388,061	45,275
Strategy, Inc., Class A (a)	941,738	81,865
		584,638
Tech Hardware, Storage & Peripherals (4.5%)
IonQ, Inc. (a)	3,033,529	161,566
Trading Companies & Distributors (4.6%)
QXO, Inc. (a)	9,535,557	164,774
Total Common Stocks (Cost $2,015,293)		3,322,233
Preferred Stocks (4.9%)
Financial Services (0.4%)
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $5,408; acquired 3/17/23)	268,597	13,698
Software (4.5%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $63,187; acquired 8/31/21)	859,870	161,269
Total Preferred Stocks (Cost $68,595)		174,967
	Shares	Value (000)

Investment Company (1.6%)
iShares Bitcoin Trust ETF (a) (Cost $66,099)	1,708,245	$56,868
Short-Term Investments (1.6%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $52,327)	52,327,248	52,327
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	2,904,589	2,905

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $183; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $187)	$183	183
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $227; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $231)	227	227
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $227; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $231)	227	227
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $227; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $231)	227	227
		864
Total Securities held as Collateral on Loaned Securities (Cost $3,769)		3,769
Total Short-Term Investments (Cost $56,096)		56,096
Total Investments Excluding Purchased Options (100.6%) (Cost $2,206,083)		3,610,164
Total Purchased Options Outstanding (0.1%) (Cost $16,091)		3,636
Total Investments (100.7%) (Cost $2,222,174) including $3,844 of Securities Loaned (e)		3,613,800
Liabilities in Excess of Other Assets (–0.7%)		(24,579)
Net Assets (100.0%)		$3,589,221

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2026.
(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security
description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at June 30, 2026 amounts to approximately
$174,967,000 and represents 4.9% of net assets.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Growth Portfolio
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$1,633,641,000 and the aggregate gross unrealized depreciation is approximately $242,015,000, resulting in net unrealized
appreciation of approximately $1,391,626,000.

ETF	Exchange Traded Fund.

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	1,698,838,809	$1,698,839	$3,201	$3,602	$(401)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	1,376,011,077	1,376,011	346	3,615	(3,269)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	1,486,960,610	1,486,961	88	4,208	(4,120)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	1,426,154,945	1,426,155	1	4,666	(4,665)
							$3,636	$16,091	$(12,455)

CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	30.1%
Software	20.7
Information Technology Services	17.9
Financial Services	9.3
Automobiles	9.2
Pharmaceuticals	7.6
Biotechnology	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Inception Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Aerospace & Defense (0.5%)
York Space Systems, Inc. (a)(b)	60,029	$1,478
Beverages (3.5%)
Celsius Holdings, Inc. (b)	340,567	9,972
Biotechnology (20.2%)
Arbutus Biopharma Corp. (b)	1,626,723	7,808
Beam Therapeutics, Inc. (b)	49,415	1,696
GRAIL, Inc. (b)	131,943	9,008
Immunovant, Inc. (b)	251,971	9,708
Newamsterdam Pharma Co. NV (b)	40,364	1,368
ProKidney Corp. (a)(b)	292,440	596
Recursion Pharmaceuticals, Inc., Class A (b)	76,329	280
Roivant Sciences Ltd. (b)	140,140	4,959
uniQure NV (b)	58,505	2,695
Vaxcyte, Inc. (b)	11,915	693
X4 Pharmaceuticals, Inc. (b)	2,308,518	10,781
XOMA Royalty Corp. (b)	172,887	7,348
		56,940
Capital Markets (1.0%)
Gemini Space Station, Inc., Class A (a)(b)	280,135	1,193
Twenty One Capital, Inc., Class A (a)(b)	303,606	1,503
		2,696
Diversified Consumer Services (0.6%)
Bright Horizons Family Solutions, Inc. (b)	21,779	1,544
Energy Equipment & Services (0.6%)
WaterBridge Infrastructure LLC, Class A (a)	50,425	1,728
Financial Services (2.0%)
Federal National Mortgage Association (b)	876,998	5,709
Health Care Equipment & Supplies (1.0%)
Strive, Inc., Class A (a)(b)	245,369	2,677
Health Care Providers & Services (12.7%)
Agilon health, Inc. (b)	239,593	25,679
HealthEquity, Inc. (b)	112,651	10,175
		35,854
Health Care Technology (1.3%)
Doximity, Inc., Class A (b)	152,686	3,167
Schrodinger, Inc. (b)	29,802	484
		3,651
Hotels, Restaurants & Leisure (2.0%)
Black Rock Coffee Bar, Inc., Class A (b)	384,894	3,191
Cheesecake Factory, Inc.	21,924	1,744
Shake Shack, Inc., Class A (b)	10,007	560
		5,495
Household Durables (0.4%)
Victoria PLC (United Kingdom) (b)	1,397,193	1,186
Information Technology Services (9.0%)
Cloudflare, Inc., Class A (b)	102,913	25,243
Life Sciences Tools & Services (2.2%)
10X Genomics, Inc., Class A (b)	36,107	1,384
MaxCyte, Inc. (b)	347,433	428
	Shares	Value (000)

Oxford Nanopore Technologies PLC (United Kingdom) (b)	2,334,214	$3,838
Standard BioTools, Inc. (b)	654,866	539
		6,189
Oil, Gas & Consumable Fuels (0.5%)
Calumet, Inc. (b)	38,518	1,387
Passenger Airlines (1.0%)
Joby Aviation, Inc. (b)	301,436	2,689
Personal Care Products (2.4%)
Oddity Tech Ltd., Class A (Israel) (b)	455,249	6,888
Pharmaceuticals (2.3%)
AtaiBeckley, Inc. (b)	790,333	4,165
Nektar Therapeutics (b)	21,476	1,499
Structure Therapeutics, Inc. ADR (China) (b)	16,316	876
		6,540
Real Estate Management & Development (8.6%)
Landbridge Co. LLC, Class A (a)	43,718	3,464
Opendoor Technologies, Inc. (b)	4,507,876	20,826
		24,290
Software (9.2%)
Aurora Innovation, Inc. (b)	2,719,325	18,546
BitMine Immersion Technologies, Inc.	384,404	5,116
Via Transportation, Inc., Class A (b)	122,599	2,224
		25,886
Specialty Retail (3.2%)
Chewy, Inc., Class A (b)	371,834	7,307
Floor & Decor Holdings, Inc., Class A (b)	28,932	1,717
		9,024
Tech Hardware, Storage & Peripherals (8.4%)
Infleqtion, Inc. (b)(c)	532,845	7,097
IonQ, Inc. (b)	311,337	16,582
		23,679
Trading Companies & Distributors (2.8%)
QXO, Inc. (b)	460,713	7,961
Total Common Stocks (Cost $272,127)		268,706
Preferred Stocks (1.7%)
Health Care Technology (0.9%)
Included Health, Inc., Series B (b)(c)(d) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	2,648
Software (0.8%)
Lookout, Inc., Series F (b)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	2,265
Total Preferred Stocks (Cost $16,838)		4,913
Investment Company (2.0%)
iShares Bitcoin Trust ETF (b) (Cost $6,566)	169,677	5,649

No. of Warrants
Warrants (0.0%)†
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26 (b)(c)(d)	61,142	—
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Inception Portfolio
	No. of Warrants	Value (000)
Real Estate Management & Development (0.0%)†
Opendoor Technologies, Inc. expires 11/20/26 (b)	35,839	$36
Specialty Retail (0.0%)†
Bed Bath & Beyond, Inc. expires 10/7/26 (b)	4,442	2
Total Warrants (Cost $203)		38

	Shares
Short-Term Investments (4.6%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $3,482)	3,481,756	3,482
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	7,254,707	7,255

	Face Amount (000)
Repurchase Agreements (0.8%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $458; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $467)	$458	458
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $566; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $578)	566	566
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $567; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $578)	567	567
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $567; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $578)	567	567
		2,158
Total Securities held as Collateral on Loaned Securities (Cost $9,413)		9,413
Total Short-Term Investments (Cost $12,895)		12,895
Total Investments Excluding Purchased Options (103.7%) (Cost $308,629)		292,201
Total Purchased Options Outstanding (0.1%) ‡ (Cost $1,258)		287
Total Investments (103.8%) (Cost $309,887) including $10,030 of Securities Loaned (e)(f)		292,488
Liabilities in Excess of Other Assets (–3.8%)		(10,690)
Net Assets (100.0%)		$281,798

‡	Amount is less than 0.05%.
(a)	All or a portion of this security was on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security
description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2026 amounts to approximately $12,010,000 and represents 4.3% of net assets.

(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
The approximate fair value and percentage of net assets,
$5,024,000 and 1.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for
international investments as described in Note A-1 within the
Notes to Financial Statements.

(f)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$56,399,000 and the aggregate gross unrealized depreciation is approximately $73,798,000, resulting in net unrealized
depreciation of approximately $17,399,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Inception Portfolio
Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	133,990,974	$133,991	$252	$284	$(32)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	106,338,628	106,339	28	280	(252)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	118,965,851	118,966	7	337	(330)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	109,043,071	109,043	— @	357	(357)
							$287	$1,258	$(971)

@	Value is less than $500.
CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	31.3%
Biotechnology	20.1
Health Care Providers & Services	12.7
Software	10.0
Information Technology Services	8.9
Real Estate Management & Development	8.6
Tech Hardware, Storage & Peripherals	8.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
International Advantage Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Brazil (1.8%)
NU Holdings Ltd., Class A (a)	2,948,969	$39,398
Canada (3.7%)
Brookfield Corp.	1,301,448	55,429
Shopify, Inc., Class A (a)	217,615	24,847
		80,276
Denmark (6.4%)
DSV AS	575,306	136,896
France (21.2%)
EssilorLuxottica SA	179,224	33,653
Hermes International SCA	73,468	134,350
L'Oreal SA	237,409	104,070
LVMH Moet Hennessy Louis Vuitton SE	114,829	63,507
Schneider Electric SE	360,579	117,991
		453,571
Germany (1.7%)
Birkenstock Holding PLC (a)(b)	821,997	35,371
Hong Kong (1.3%)
AIA Group Ltd.	3,081,500	28,212
India (8.2%)
HDFC Bank Ltd.	6,287,005	53,059
ICICI Bank Ltd. ADR	2,367,765	68,736
Tata Capital Ltd. (a)	7,372,823	28,548
Titan Co. Ltd.	557,514	25,967
		176,310
Italy (5.6%)
Moncler SpA	2,060,504	119,916
Japan (10.7%)
Asics Corp.	1,722,700	46,855
Keyence Corp.	285,700	144,418
Sanrio Co. Ltd.	5,610,700	37,983
		229,256
Netherlands (9.9%)
Adyen NV (a)	21,163	19,854
ASML Holding NV	97,296	192,663
		212,517
Sweden (5.2%)
Spotify Technology SA (a)	244,883	112,434
Switzerland (6.0%)
Cie Financiere Richemont SA, Class A (Registered)	163,434	37,725
On Holding AG, Class A (a)	890,981	31,559
Straumann Holding AG (Registered)	458,389	60,254
		129,538
Taiwan (10.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,811,000	221,760
United Kingdom (0.7%)
Rightmove PLC	2,496,382	14,522
	Shares	Value (000)

United States (6.6%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	712,228	$67,762
MercadoLibre, Inc. (a)	42,757	72,575
		140,337
Total Common Stocks (Cost $1,264,192)		2,130,314
Short-Term Investments (2.4%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $14,813)	14,813,360	14,813
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	28,064,569	28,065

	Face Amount (000)
Repurchase Agreements (0.4%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $1,772; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $1,807)	$1,772	1,772
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $2,192; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $2,236)	2,192	2,192
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $2,193; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $2,236)	2,193	2,193
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $2,193; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $2,236)	2,193	2,192
		8,349
Total Securities held as Collateral on Loaned Securities (Cost $36,414)		36,414
Total Short-Term Investments (Cost $51,227)		51,227
Total Investments (101.8%) (Cost $1,315,419) including $35,371 of Securities Loaned (c)(d)		2,181,541
Liabilities in Excess of Other Assets (–1.8%)		(38,545)
Net Assets (100.0%)		$2,142,996
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2026.
(c)
The approximate fair value and percentage of net assets,
$1,622,203,000 and 75.7%, respectively, represent the
securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
International Advantage Portfolio
(d)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$924,931,000 and the aggregate gross unrealized depreciation is approximately $58,809,000, resulting in net unrealized
appreciation of approximately $866,122,000.

ADR	American Depositary Receipt.

Portfolio Composition*
Classification	Percentage of Total Investments
Textiles, Apparel & Luxury Goods	23.1%
Other**	23.1
Semiconductors & Semiconductor Equipment	19.3
Entertainment	8.4
Banks	7.5
Electronic Equipment, Instruments & Components	6.7
Air Freight & Logistics	6.4
Electrical Equipment	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
International Equity Portfolio

	Shares	Value (000)
Common Stocks (95.1%)
China (2.8%)
ANTA Sports Products Ltd. (a)	187,600	$1,707
Tencent Holdings Ltd. (a)	67,400	3,719
		5,426
Denmark (4.3%)
DSV AS	21,440	5,102
Tryg AS	139,365	3,172
		8,274
Finland (1.5%)
Nordea Bank Abp	147,945	2,808
France (15.6%)
Hermes International SCA	1,062	1,942
Legrand SA	28,704	4,864
L'Oreal SA	15,330	6,720
Safran SA	18,726	7,379
Schneider Electric SE	9,755	3,192
TotalEnergies SE	76,297	5,900
		29,997
Germany (7.3%)
Deutsche Boerse AG	22,963	6,263
Infineon Technologies AG	30,433	2,867
Qiagen NV	32,357	1,252
SAP SE	23,548	3,630
		14,012
Italy (7.7%)
Davide Campari-Milano NV	398,283	2,481
Ferrari NV (Euronext NV)	11,475	4,265
FinecoBank Banca Fineco SpA	165,286	4,156
Moncler SpA	65,760	3,827
		14,729
Japan (10.3%)
Keyence Corp.	15,200	7,683
MonotaRO Co. Ltd.	332,000	3,776
Nintendo Co. Ltd.	44,900	1,888
SMC Corp.	10,000	4,471
Sony Group Corp.	94,100	1,894
		19,712
Korea, Republic of (1.1%)
Samsung Electronics Co. Ltd.	9,539	2,117
Netherlands (6.9%)
ASML Holding NV	3,892	7,707
EXOR NV	32,793	2,512
IMCD NV	33,507	3,030
		13,249
Sweden (2.5%)
Atlas Copco AB, Class A	240,610	4,877
Switzerland (1.4%)
Schindler Holding AG	7,922	2,626
Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	119,881	9,457
United Kingdom (28.8%)
Anglo American PLC	41,286	2,025
	Shares	Value (000)

AstraZeneca PLC	29,760	$5,556
Diploma PLC	43,196	4,083
Experian PLC	117,167	3,949
Haleon PLC	876,121	4,037
Halma PLC	69,440	3,630
InterContinental Hotels Group PLC	26,371	4,533
London Stock Exchange Group PLC	50,543	5,464
NatWest Group PLC	464,714	4,101
RELX PLC (Euronext NV)	5,341	169
RELX PLC (LSE)	74,074	2,341
Rentokil Initial PLC	582,621	3,313
Rightmove PLC	439,518	2,557
Shell PLC	155,014	6,023
St. James's Place PLC	228,360	3,672
		55,453
Total Common Stocks (Cost $123,586)		182,737

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	18,454	—

Shares
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $3,275)	3,275,163	3,275
Total Investments (96.8%) (Cost $126,861) (d)(e)		186,012
Other Assets in Excess of Liabilities (3.2%)		6,211
Net Assets (100.0%)		$192,223
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Security trades on the Hong Kong exchange.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)
The approximate fair value and percentage of net assets,
$182,737,000 and 95.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$62,646,000 and the aggregate gross unrealized depreciation is approximately $3,495,000, resulting in net unrealized
appreciation of approximately $59,151,000.

Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
International Equity Portfolio
Portfolio Composition
Classification	Percentage of Total Investments
Other*	45.2%
Semiconductors & Semiconductor Equipment	10.7
Capital Markets	8.3
Machinery	6.4
Oil, Gas & Consumable Fuels	6.4
Electronic Equipment, Instruments & Components	6.1
Banks	5.9
Trading Companies & Distributors	5.8
Pharmaceuticals	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Brazil (3.2%)
NU Holdings Ltd., Class A (a)	1,565,437	$20,914
Canada (1.2%)
Shopify, Inc., Class A (a)	71,155	8,124
China (8.3%)
Baidu, Inc. ADR (a)	160,744	18,371
Meituan, Class B (a)(b)	1,225,620	10,819
Pony AI, Inc., Class A (a)(b)	898,700	6,346
Tencent Holdings Ltd. (b)	91,000	5,022
Trip.com Group Ltd. ADR (a)	236,141	9,408
WeRide, Inc., Class A (a)(b)(c)	2,186,200	4,219
		54,185
Denmark (3.3%)
DSV AS	90,479	21,530
France (9.0%)
Hermes International SCA	15,645	28,610
LVMH Moet Hennessy Louis Vuitton SE	15,807	8,742
Schneider Electric SE	65,418	21,407
		58,759
Germany (1.3%)
Birkenstock Holding PLC (a)(c)	195,574	8,416
India (9.6%)
Eternal Ltd. (a)	2,611,520	7,320
HDFC Bank Ltd.	1,491,752	12,590
ICICI Bank Ltd. ADR	589,048	17,100
MakeMyTrip Ltd. (a)	117,265	6,249
Tata Capital Ltd. (a)	3,291,851	12,746
Titan Co. Ltd.	133,938	6,238
		62,243
Italy (2.5%)
Moncler SpA	280,577	16,329
Japan (10.3%)
Asics Corp.	795,000	21,623
Keyence Corp.	40,000	20,219
Sanrio Co. Ltd.	3,693,300	25,003
		66,845
Korea, Republic of (21.9%)
Coupang, Inc. (a)	835,605	14,515
KakaoBank Corp.	653,517	8,890
Samsung Electronics Co. Ltd.	220,184	48,858
SK Hynix, Inc.	39,775	70,186
		142,449
Netherlands (5.8%)
Adyen NV (a)	6,399	6,003
ASML Holding NV	16,097	31,875
		37,878
Singapore (0.7%)
Grab Holdings Ltd., Class A (a)	1,243,636	4,688
Sweden (4.4%)
Spotify Technology SA (a)	62,546	28,717
Switzerland (1.9%)
On Holding AG, Class A (a)	347,687	12,315
	Shares	Value (000)

Taiwan (8.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	686,000	$54,119
United States (6.3%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	166,761	15,866
MercadoLibre, Inc. (a)	14,689	24,933
		40,799
Total Common Stocks (Cost $408,990)		638,310
Short-Term Investments (4.1%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $16,865)	16,865,196	16,865
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	7,402,111	7,402

	Face Amount (000)
Repurchase Agreements (0.4%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $468; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $477)	$468	468
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $578; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $590)	578	578
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $578; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $590)	578	578
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $578; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $590)	578	578
		2,202
Total Securities held as Collateral on Loaned Securities (Cost $9,604)		9,604
Total Short-Term Investments (Cost $26,469)		26,469
Total Investments (102.1%) (Cost $435,459) including $11,587 of Securities Loaned (d)(e)		664,779
Liabilities in Excess of Other Assets (–2.1%)		(13,502)
Net Assets (100.0%)		$651,277
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan at June 30, 2026.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
International Opportunity Portfolio
(d)
The approximate fair value and percentage of net assets,
$448,694,000 and 68.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$275,082,000 and the aggregate gross unrealized depreciation is approximately $45,762,000, resulting in net unrealized
appreciation of approximately $229,320,000.

ADR	American Depositary Receipt.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	26.0%
Semiconductors & Semiconductor Equipment	23.8
Textiles, Apparel & Luxury Goods	15.6
Banks	9.1
Tech Hardware, Storage & Peripherals	7.5
Entertainment	6.8
Broadline Retail	6.0
Hotels, Restaurants & Leisure	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
International Resilience Portfolio

	Shares	Value (000)
Common Stocks (93.9%)
China (1.7%)
Tencent Holdings Ltd. (a)	700	$39
Denmark (3.2%)
DSV AS	297	71
France (16.2%)
Hermes International SCA	17	31
Legrand SA	443	75
L'Oreal SA	194	85
Safran SA	311	123
Schneider Electric SE	136	44
		358
Germany (6.0%)
Deutsche Boerse AG	290	79
Qiagen NV	347	14
SAP SE	268	41
		134
Italy (3.7%)
Ferrari NV (Euronext NV)	220	82
Japan (8.4%)
Keyence Corp.	200	101
MonotaRO Co. Ltd.	4,900	56
Nintendo Co. Ltd.	700	29
		186
Netherlands (6.2%)
ASML Holding NV	50	99
IMCD NV	425	38
		137
Sweden (3.2%)
Atlas Copco AB, Class A	3,455	70
Switzerland (1.9%)
Schindler Holding AG	127	42
Taiwan (8.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,416	190
United Kingdom (25.0%)
AstraZeneca PLC	325	61
Diploma PLC	595	56
Experian PLC	1,799	60
Haleon PLC	13,230	61
Halma PLC	1,066	56
InterContinental Hotels Group PLC	396	68
London Stock Exchange Group PLC	580	63
RELX PLC	1,604	51
Rentokil Initial PLC	6,945	39
Rightmove PLC	6,501	38
		553
United States (9.8%)
Alphabet, Inc., Class A	161	58
Aon PLC, Class A	167	55
Netflix, Inc. (b)	573	41
Visa, Inc., Class A	183	63
		217
Total Common Stocks (Cost $1,701)		2,079

	No. of Warrants	Value (000)
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	31	$—

Shares
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $11)	11,032	11
Total Investments (94.4%) (Cost $1,712) (d)(e)		2,090
Other Assets in Excess of Liabilities (5.6%)		123
Net Assets (100.0%)		$2,213
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)
The approximate fair value and percentage of net assets,
$1,863,000 and 84.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for
international investments as described in Note A-1 within the
Notes to Financial Statements.

(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$464,000 and the aggregate gross unrealized depreciation is
approximately $86,000, resulting in net unrealized appreciation of approximately $378,000.

Euronext NV	Euronext Amsterdam Stock Market.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	30.1%
Semiconductors & Semiconductor Equipment	13.9
Electronic Equipment, Instruments & Components	7.5
Trading Companies & Distributors	7.2
Capital Markets	6.8
Interactive Media & Services	6.4
Aerospace & Defense	5.9
Pharmaceuticals	5.8
Electrical Equipment	5.7
Machinery	5.4
Professional Services	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Australia (2.4%)
BHP Group Ltd.	63,208	$2,634
Perseus Mining Ltd.	656,183	2,217
		4,851
Canada (6.8%)
Agnico Eagle Mines Ltd. (a)	18,826	2,925
Canadian Imperial Bank of Commerce	33,610	3,870
Royal Bank of Canada	20,065	4,155
Suncor Energy, Inc.	47,726	2,568
		13,518
China (4.6%)
Alibaba Group Holding Ltd. ADR	5,550	533
Contemporary Amperex Technology Co. Ltd., Class A	23,800	1,383
Hesai Group ADR (a)(b)	42,432	773
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (c)	96,200	712
NAURA Technology Group Co. Ltd., Class A	14,000	1,836
TBEA Co. Ltd.	279,500	932
Tencent Holdings Ltd. (c)	38,400	2,119
Wuxi Biologics Cayman, Inc. (b)(c)	183,000	814
		9,102
Croatia (1.4%)
Koncar-Elektroindustrija DD	2,385	2,818
Denmark (0.4%)
Novo Nordisk AS, Class B	15,457	742
France (8.1%)
Air Liquide SA	9,384	1,858
Airbus SE	15,792	3,514
BNP Paribas SA	15,797	1,845
L'Oreal SA	2,965	1,300
Sanofi SA	19,701	1,684
Schneider Electric SE	8,257	2,702
SCOR SE	58,420	2,119
Thales SA	3,891	1,000
		16,022
Germany (5.2%)
Linde PLC	4,266	2,214
Nemetschek SE	10,938	666
Rheinmetall AG	2,012	2,289
SAP SE	12,375	1,907
Siemens AG (Registered)	5,389	1,733
Siemens Energy AG	8,350	1,592
		10,401
Hungary (2.1%)
OTP Bank Nyrt	28,835	4,259
India (6.1%)
Apollo Hospitals Enterprise Ltd.	18,435	1,692
Grasim Industries Ltd.	48,144	1,578
HDFC Bank Ltd. ADR	52,453	1,355
ICICI Bank Ltd.	168,630	2,462
Reliance Industries Ltd.	82,156	1,125
	Shares	Value (000)

Shriram Finance Ltd.	213,763	$2,359
State Bank of India	145,889	1,585
		12,156
Ireland (3.7%)
AIB Group PLC	461,383	5,422
Ryanair Holdings PLC	63,435	1,983
		7,405
Israel (0.2%)
CyberArk Software Ltd. (b)	6,700	302
Japan (13.0%)
Advantest Corp.	11,200	2,304
Daifuku Co. Ltd.	28,300	1,254
Kansai Electric Power Co., Inc.	84,400	1,193
Keyence Corp.	4,900	2,477
Kioxia Holdings Corp. (b)	2,600	1,511
Komatsu Ltd.	43,600	1,702
Lasertec Corp.	3,900	1,239
Mitsubishi Corp.	81,100	2,169
Mitsui & Co. Ltd.	62,300	1,740
Mizuho Financial Group, Inc.	116,700	5,605
SMC Corp.	3,000	1,341
Sumitomo Mitsui Trust Group, Inc.	30,400	1,135
TDK Corp.	38,300	859
Yaskawa Electric Corp.	27,900	1,231
		25,760
Kazakhstan (2.0%)
Halyk Savings Bank of Kazakhstan JSC GDR	72,934	2,184
NAC Kazatomprom JSC GDR	27,193	1,870
		4,054
Korea, Republic of (12.8%)
Hanwha Aerospace Co. Ltd.	2,387	1,545
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,123	713
Hyundai Mobis Co. Ltd.	2,920	962
Kia Corp.	13,393	1,209
Samsung Electronics Co. Ltd.	51,387	11,403
SK Hynix, Inc.	5,388	9,507
		25,339
Mexico (0.5%)
Grupo Financiero Banorte SAB de CV, Class O	93,500	990
Netherlands (3.8%)
ASML Holding NV	2,976	5,893
ING Groep NV	50,697	1,600
		7,493
Norway (0.9%)
Var Energi ASA	439,952	1,823
Singapore (0.5%)
Sea Ltd. ADR (b)	10,314	988
Slovenia (1.9%)
Nova Ljubljanska Banka DD GDR	74,073	3,677
Spain (3.6%)
CaixaBank SA	411,029	5,824
Iberdrola SA	51,201	1,274
		7,098
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Passport Overseas Equity Portfolio
	Shares	Value (000)
Common Stocks (cont'd)
Switzerland (3.1%)
Galderma Group AG (b)	4,456	$1,013
Novartis AG (Registered)	21,272	3,325
Roche Holding AG	4,488	1,845
		6,183
Taiwan (6.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	173,000	13,648
United Arab Emirates (0.5%)
NMDC Energy PJSC	1,229,949	999
United Kingdom (6.8%)
ARM Holdings PLC ADR (b)	3,394	1,203
AstraZeneca PLC	22,494	4,200
BAE Systems PLC	52,061	1,276
Fresnillo PLC	18,156	661
Shell PLC	81,138	3,153
Standard Chartered PLC	43,200	1,168
Unilever PLC	30,072	1,806
		13,467
United States (1.3%)
MercadoLibre, Inc. (b)	1,578	2,679
Total Common Stocks (Cost $117,370)		195,774
Preferred Stock (0.6%)
United States (0.6%)
Neurogenesis, Inc., Series A (b)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,250
Short-Term Investments (5.0%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $8,522)	8,522,502	8,522
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	1,088,620	1,089

	Face Amount (000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $69; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $70)	$69	69
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $85; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $87)	85	85
	Face Amount (000)	Value (000)

JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $85; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $87)	$85	$85
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $85; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $87)	85	85
		324
Total Securities held as Collateral on Loaned Securities (Cost $1,413)		1,413
Total Short-Term Investments (Cost $9,935)		9,935
Total Investments (104.2%) (Cost $128,555) including $1,430 of Securities Loaned (f)(g)		206,959
Liabilities in Excess of Other Assets (–4.2%)		(8,280)
Net Assets (100.0%)		$198,679
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	All or a portion of this security was on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security
description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at June 30, 2026 amounts to approximately
$1,250,000 and represents 0.6% of net assets.

(e)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(f)
The approximate fair value and percentage of net assets,
$171,219,000 and 86.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Financial Statements.

(g)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$82,718,000 and the aggregate gross unrealized depreciation is approximately $4,383,000, resulting in net unrealized
appreciation of approximately $78,335,000.

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgages.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company.
PJSC	Public Joint Stock Company.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Passport Overseas Equity Portfolio

Foreign Currency Forward Exchange Contract:
The Fund had the following foreign currency forward exchange contract open at June 30, 2026:
Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
Bank of America NA	$2,331	AUD	3,296	9/16/26	$(53)

Futures Contract:
The Fund had the following futures contract open at June 30, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
SFE S&P ASX Share Price Index (Australia)	16	9/17/26	AUD	—@	$2,430	$(16)

@	Value is less than $500.

AUD —	Australian Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	41.7%
Banks	22.9
Semiconductors & Semiconductor Equipment	18.1
Pharmaceuticals	6.6
Tech Hardware, Storage & Peripherals	5.6
Oil, Gas & Consumable Fuels	5.1
Total Investments	100.0%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
***
Does not include an open futures contract with a value of approximately
$2,430,000 and total unrealized depreciation of $16,000. Also does not include open foreign currency forward exchange contracts with total unrealized depreciation of approximately $53,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Permanence Portfolio

	Shares	Value (000)
Common Stocks (94.5%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc. (a)	10	$5
HEICO Corp., Class A	14	4
TransDigm Group, Inc.	15	20
		29
Automobiles (2.8%)
Tesla, Inc. (a)	247	104
Beverages (2.5%)
Celsius Holdings, Inc. (a)	3,265	96
Building Products (5.2%)
Madison Air Solutions Corp., Class A (a)	5,056	197
Capital Markets (3.5%)
Intercontinental Exchange, Inc.	60	7
MSCI, Inc.	158	89
S&P Global, Inc.	88	36
		132
Chemicals (0.2%)
Ecolab, Inc.	12	4
Sherwin-Williams Co.	12	4
		8
Commercial Services & Supplies (4.6%)
Cintas Corp.	16	3
Copart, Inc. (a)	2,990	84
Rollins, Inc.	2,063	86
		173
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6	3
Consumer Staples Distribution & Retail (1.2%)
Costco Wholesale Corp.	4	4
Performance Food Group Co. (a)	376	42
		46
Containers & Packaging (0.3%)
Smurfit Westrock PLC	248	11
Distributors (0.6%)
Pool Corp.	100	22
Diversified Consumer Services (0.7%)
Bright Horizons Family Solutions, Inc. (a)	148	10
Service Corp. International	236	18
		28
Diversified Telecommunication Services (2.0%)
Space Exploration Technologies Corp., Class A (a)	432	74
Entertainment (4.0%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	415	39
Netflix, Inc. (a)	37	3
Sphere Entertainment Co. (a)	67	12
Spotify Technology SA (Sweden) (a)	194	89
Walt Disney Co.	86	8
		151
Financial Services (2.0%)
Federal National Mortgage Association (a)	11,520	75
	Shares	Value (000)
Food Products (0.6%)
Hershey Co.	100	$18
McCormick & Co., Inc.	80	4
		22
Ground Transportation (1.1%)
Old Dominion Freight Line, Inc.	20	4
Union Pacific Corp.	136	37
		41
Health Care Equipment & Supplies (4.6%)
Align Technology, Inc. (a)	47	8
IDEXX Laboratories, Inc. (a)	6	3
Intuitive Surgical, Inc. (a)	19	7
Medline, Inc., Class A (a)	3,973	157
		175
Health Care Technology (0.4%)
Veeva Systems, Inc., Class A (a)	81	14
Hotels, Restaurants & Leisure (6.7%)
Airbnb, Inc., Class A (a)	261	37
Domino's Pizza, Inc.	62	18
DoorDash, Inc., Class A (a)	821	152
McDonald's Corp.	11	3
Starbucks Corp.	36	4
Vail Resorts, Inc.	277	38
		252
Household Durables (0.9%)
NVR, Inc. (a)	1	7
Victoria PLC (United Kingdom) (a)	30,462	26
		33
Information Technology Services (15.3%)
Cloudflare, Inc., Class A (a)	2,055	504
Gartner, Inc. (a)	58	8
Shopify, Inc., Class A (Canada) (a)	561	64
		576
Insurance (0.2%)
Brown & Brown, Inc.	132	8
Life Sciences Tools & Services (0.5%)
Danaher Corp.	54	10
Thermo Fisher Scientific, Inc.	21	11
		21
Machinery (0.1%)
Deere & Co.	7	4
Metals & Mining (1.7%)
MP Materials Corp. (a)	246	14
Royal Gold, Inc.	245	49
		63
Oil, Gas & Consumable Fuels (0.1%)
Texas Pacific Land Corp.	7	3
Personal Care Products (0.5%)
Oddity Tech Ltd., Class A (Israel) (a)	1,362	21
Pharmaceuticals (9.9%)
Eli Lilly & Co.	4	5

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Permanence Portfolio
	Shares	Value (000)
Pharmaceuticals (cont'd)
Royalty Pharma PLC, Class A	6,475	$363
Zoetis, Inc.	73	5
		373
Professional Services (2.5%)
Verisk Analytics, Inc.	527	95
Real Estate Management & Development (0.0%)†
CoStar Group, Inc. (a)	78	2
Software (5.2%)
Constellation Software, Inc. (Canada)	20	37
Crowdstrike Holdings, Inc., Class A (a)	52	40
Guidewire Software, Inc. (a)	162	20
Procore Technologies, Inc. (a)	387	16
Salesforce, Inc.	103	16
Strategy, Inc., Class A (a)	763	66
		195
Specialized REITs (0.9%)
American Tower Corp. REIT	207	34
Specialty Retail (2.5%)
AutoZone, Inc. (a)	1	3
Chewy, Inc., Class A (a)	2,959	58
Floor & Decor Holdings, Inc., Class A (a)	187	11
Home Depot, Inc.	12	4
Tractor Supply Co.	618	20
		96
Trading Companies & Distributors (10.3%)
Core & Main, Inc., Class A (a)	3,489	168
Fastenal Co.	74	4
QXO, Inc. (a)	12,298	212
Watsco, Inc.	9	4
		388
Total Common Stocks (Cost $3,138)		3,565
Investment Company (1.6%)
iShares Bitcoin Trust ETF (a) (Cost $69)	1,794	59

	No. of Warrants	Value (000)
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	58	$—

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $48)	47,922	48
Total Investments Excluding Purchased Options (97.4%) (Cost $3,255)		3,672
Total Purchased Options Outstanding (0.1%) (Cost $21)		4
Total Investments (97.5%) (Cost $3,276) (c)(d)		3,676
Other Assets in Excess of Liabilities (2.5%)		95
Net Assets (100.0%)		$3,771

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(c)
The approximate fair value and percentage of net assets,
$26,000 and 0.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for
international investments as described in Note A-1 within the
Notes to Financial Statements.

(d)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$802,000 and the aggregate gross unrealized depreciation is
approximately $402,000, resulting in net unrealized appreciation of approximately $400,000.

ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	1,746,458	$1,746	$3	$4	$(1)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	2,176,356	2,176	1	6	(5)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	1,948,401	1,948	— @	5	(5)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	1,699,931	1,700	— @	6	(6)
							$4	$21	$(17)

@	Value is less than $500.

CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Permanence Portfolio
Portfolio Composition
Classification	Percentage of Total Investments
Other*	45.9%
Information Technology Services	15.7
Trading Companies & Distributors	10.6
Pharmaceuticals	10.2
Hotels, Restaurants & Leisure	6.9
Building Products	5.4
Software	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2026 (unaudited)
Portfolio of Investments
US Core Portfolio

	Shares	Value (000)
Common Stocks (100.2%)
Aerospace & Defense (5.7%)
General Electric Co.	63,270	$23,646
Automobiles (1.0%)
Tesla, Inc. (a)	9,709	4,083
Banks (8.6%)
JPMorgan Chase & Co.	79,917	26,159
Popular, Inc.	58,560	9,615
		35,774
Broadline Retail (5.4%)
Amazon.com, Inc. (a)	94,563	22,538
Capital Markets (5.7%)
Ameriprise Financial, Inc.	6,405	2,939
Cboe Global Markets, Inc.	42,148	10,228
Evercore, Inc., Class A	5,049	1,724
Goldman Sachs Group, Inc.	8,821	8,921
		23,812
Construction Materials (1.1%)
CRH PLC	43,217	4,624
Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	8,393	7,851
Diversified Telecommunication Services (0.8%)
Space Exploration Technologies Corp., Class A (a)	18,191	3,108
Electronic Equipment, Instruments & Components (5.8%)
Amphenol Corp., Class A	58,532	10,320
Jabil, Inc.	36,264	13,979
		24,299
Entertainment (0.5%)
Netflix, Inc. (a)	31,303	2,235
Financial Services (0.9%)
Mastercard, Inc., Class A	7,446	3,824
Household Durables (0.7%)
Toll Brothers, Inc.	18,688	3,079
Insurance (0.8%)
Progressive Corp.	15,360	3,355
Interactive Media & Services (11.9%)
Alphabet, Inc., Class A	139,180	49,739
Metals & Mining (0.7%)
Agnico Eagle Mines Ltd. (Canada)	19,607	3,042
Oil, Gas & Consumable Fuels (4.3%)
Chevron Corp.	31,747	5,262
Valero Energy Corp.	48,896	12,735
		17,997
Pharmaceuticals (4.9%)
Eli Lilly & Co.	17,159	20,581
Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class A (a)	34,870	4,697
Semiconductors & Semiconductor Equipment (16.3%)
Micron Technology, Inc.	16,678	19,251
NVIDIA Corp.	244,752	48,973
		68,224
Software (4.5%)
Microsoft Corp.	50,120	18,696
	Shares	Value (000)
Specialty Retail (3.2%)
TJX Cos., Inc.	86,722	$13,138
Tech Hardware, Storage & Peripherals (12.7%)
Apple, Inc.	149,808	43,348
Dell Technologies, Inc., Class C	22,219	9,587
		52,935
Trading Companies & Distributors (1.7%)
United Rentals, Inc.	5,139	5,822
WW Grainger, Inc.	768	1,045
		6,867
Total Common Stocks (Cost $245,316)		418,144
Short-Term Investment (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $54)	53,575	54
Total Investments (100.2%) (Cost $245,370) (b)		418,198
Liabilities in Excess of Other Assets (–0.2%)		(694)
Net Assets (100.0%)		$417,504

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)
At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $173,856,000 and the aggregate gross unrealized depreciation is approximately
$1,028,000, resulting in net unrealized appreciation of approximately
$172,828,000.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	27.9%
Semiconductors & Semiconductor Equipment	16.3
Tech Hardware, Storage & Peripherals	12.7
Interactive Media & Services	11.9
Banks	8.6
Electronic Equipment, Instruments & Components	5.8
Capital Markets	5.7
Aerospace & Defense	5.7
Broadline Retail	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities

	Advantage Portfolio (consolidated) (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)	Emerging Markets Leaders Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$190,852	$70,559	$15,388	$76,525
Investments in Securities of Affiliated Issuers, at Cost	20,042	6,280	625	4,197
Total Investments in Securities, at Cost	210,894	76,839	16,013	80,722
Investments in Securities of Unaffiliated Issuers, at Value(1)	257,601	99,857	26,353	99,044
Investments in Securities of Affiliated Issuers, at Value	20,042	6,280	625	4,197
Total Investments in Securities, at Value	277,643	106,137	26,978	103,241
Foreign Currency, at Value (Cost of $10, $2, $15 and $9, respectively)	10	2	15	9
Cash	—	1	—	—
Receivable for Investments Sold	—	—	—	1,818
Dividends Receivable	—	134	25	104
Receivable from Affiliate	39	22	2	3
Receivable for Fund Shares Sold	18	1	—	18
Tax Reclaim Receivable	—	—	—	27
Receivable from Securities Lending Income	—	8	—	—
Other Assets	89	52	48	89
Total Assets	277,799	106,357	27,068	105,309
Liabilities:
Payable for Investments Purchased	—	—	—	3,856
Deferred Capital Gain Country Tax	—	870	135	538
Collateral on Securities Loaned, at Value	—	811	—	—
Payable for Fund Shares Redeemed	494	10	5	43
Payable for Advisory Fees	301	113	10	74
Payable to Bank	278	—	—	—
Payable for Professional Fees	62	68	53	83
Payable for Sub Transfer Agency Fees — Class I	17	14	1	43
Payable for Sub Transfer Agency Fees — Class A	8	3	— @	1
Payable for Sub Transfer Agency Fees — Class L	— @	—	—	—
Payable for Sub Transfer Agency Fees — Class C	3	3	— @	— @
Payable for Custodian Fees	8	23	1	57
Payable for Administration Fees	16	7	2	7
Payable for Shareholder Services Fees — Class A	2	4	1	1
Payable for Distribution and Shareholder Services Fees — Class L	— @	—	—	—
Payable for Distribution and Shareholder Services Fees — Class C	5	2	1	2
Payable for Transfer Agency Fees — Class I	1	—	—	1
Other Liabilities	29	14	3	14
Total Liabilities	1,224	1,942	212	4,720
Net Assets	$276,575	$104,415	$26,856	$100,589
Net Assets Consist of:
Paid-in-Capital	$347,987	$197,262	$92,513	$135,830
Total Accumulated Loss	(71,412)	(92,847)	(65,657)	(35,241)
Net Assets	$276,575	$104,415	$26,856	$100,589

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Advantage Portfolio (consolidated) (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)	Emerging Markets Leaders Portfolio (000)
CLASS I:
Net Assets	$102,577	$83,822	$22,305	$91,347
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,751,504	3,325,359	1,789,547	4,768,415
Net Asset Value, Offering and Redemption Price Per Share	$27.34	$25.21	$12.46	$19.16
CLASS A:
Net Assets	$44,279	$17,893	$3,188	$6,942
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,727,001	725,908	258,928	375,834
Net Asset Value, Redemption Price Per Share	$25.64	$24.65	$12.31	$18.47
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$1.42	$1.37	$0.68	$1.02
Maximum Offering Price Per Share	$27.06	$26.02	$12.99	$19.49
CLASS L:
Net Assets	$1,608	$—	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	59,717	—	—	—
Net Asset Value, Offering and Redemption Price Per Share	$26.93	$—	$—	$—
CLASS C:
Net Assets	$12,233	$2,512	$1,350	$1,848
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	528,490	106,594	114,255	108,359
Net Asset Value, Offering and Redemption Price Per Share	$23.15	$23.57	$11.81	$17.05
CLASS R6:
Net Assets	$115,878	$188	$13	$442
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,208,259	7,428	1,017	22,951
Net Asset Value, Offering and Redemption Price Per Share	$27.54	$25.30	$12.51	$19.24
CLASS IR:
Net Assets	$—	$—	$—	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	—	517
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$19.22
(1) Including:
Securities on Loan, at Value:	$—	$940	$—	$—

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)

	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)	Global Core Portfolio (000)	Global Endurance Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$95,016	$315,253	$45,021	$18,771
Investments in Securities of Affiliated Issuers, at Cost	2,609	4,368	543	499
Total Investments in Securities, at Cost	97,625	319,621	45,564	19,270
Investments in Securities of Unaffiliated Issuers, at Value(1)	182,855	413,017	64,664	16,282
Investments in Securities of Affiliated Issuers, at Value	2,609	4,368	543	499
Total Investments in Securities, at Value	185,464	417,385	65,207	16,781
Foreign Currency, at Value (Cost of $412, $—, $— and $1, respectively)	412	—	— @	1
Receivable for Investments Sold	229	2,762	—	—
Receivable for Fund Shares Sold	15	793	82	—
Dividends Receivable	565	70	39	—
Tax Reclaim Receivable	115	58	8	—
Due from Adviser	—	—	—	47
Receivable from Affiliate	3	8	2	1
Receivable from Securities Lending Income	3	—	—	1
Due from Broker	— @	—	—	—
Other Assets	132	80	67	45
Total Assets	186,938	421,156	65,405	16,876
Liabilities:
Payable for Investments Purchased	371	3,097	—	188
Deferred Capital Gain Country Tax	2,393	—	—	—
Payable for Fund Shares Redeemed	77	345	4	660
Payable for Advisory Fees	214	743	47	—
Collateral on Securities Loaned, at Value	—	—	—	386
Payable for Professional Fees	67	54	32	38
Payable for Sub Transfer Agency Fees — Class I	26	32	3	5
Payable for Sub Transfer Agency Fees — Class A	1	3	— @	— @
Payable for Sub Transfer Agency Fees — Class L	—	—	—	—
Payable for Sub Transfer Agency Fees — Class C	—	1	— @	— @
Payable for Custodian Fees	32	1	3	3
Payable for Administration Fees	— @	27	4	1
Payable for Shareholder Services Fees — Class A	1	5	3	— @
Payable for Distribution and Shareholder Services Fees — Class L	—	—	—	—
Payable for Distribution and Shareholder Services Fees — Class C	—	12	3	1
Payable for Transfer Agency Fees — Class R6	—	—	—	— @
Other Liabilities	47	4	4	2
Total Liabilities	3,229	4,324	103	1,284
Net Assets	$183,709	$416,832	$65,302	$15,592
Net Assets Consist of:
Paid-in-Capital	$72,980	$310,498	$43,827	$52,147
Total Distributable Earnings (Accumulated Loss)	110,729	106,334	21,475	(36,555)
Net Assets	$183,709	$416,832	$65,302	$15,592

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)	Global Core Portfolio (000)	Global Endurance Portfolio (000)
CLASS I:
Net Assets	$124,025	$377,964	$48,216	$11,733
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,616,540	13,320,788	1,902,164	507,764
Net Asset Value, Offering and Redemption Price Per Share	$18.74	$28.37	$25.35	$23.11
CLASS A:
Net Assets	$5,812	$24,198	$13,120	$2,446
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	330,701	866,968	526,076	107,536
Net Asset Value, Redemption Price Per Share	$17.58	$27.91	$24.94	$22.75
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.97	$1.55	$1.38	$1.26
Maximum Offering Price Per Share	$18.55	$29.46	$26.32	$24.01
CLASS L:
Net Assets	$220	$—	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,416	—	—	—
Net Asset Value, Offering and Redemption Price Per Share	$16.41	$—	$—	$—
CLASS C:
Net Assets	$576	$14,650	$3,950	$1,370
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	35,011	556,389	168,620	63,268
Net Asset Value, Offering and Redemption Price Per Share	$16.46	$26.33	$23.42	$21.65
CLASS R6:
Net Assets	$53,056	$20	$16	$43
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,835,392	688	627	1,847
Net Asset Value, Offering and Redemption Price Per Share	$18.71	$28.43	$25.37	$23.15
CLASS IR:
Net Assets	$20	$—	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,049	—	—	—
Net Asset Value, Offering and Redemption Price Per Share	$18.71	$—	$—	$—
(1) Including:
Securities on Loan, at Value:	$—	$—	$—	$553

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)

	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$837,735	$38,992	$1,477,683	$42,118
Investments in Securities of Affiliated Issuers, at Cost	14,830	1,241	35,118	1,676
Total Investments in Securities, at Cost	852,565	40,233	1,512,801	43,794
Investments in Securities of Unaffiliated Issuers, at Value(1)	1,007,591	55,155	2,995,170	43,474
Investments in Securities of Affiliated Issuers, at Value	14,830	1,241	35,118	1,676
Total Investments in Securities, at Value	1,022,421	56,396	3,030,288	45,150
Foreign Currency, at Value (Cost of $399, $5, $211 and $7, respectively)	401	5	210	7
Cash	—	—	3	1
Dividends Receivable	1,158	—	1,493	— @
Receivable for Investments Sold	2,013	—	—	—
Tax Reclaim Receivable	1,309	3	380	—
Receivable for Fund Shares Sold	31	30	994	—
Receivable from Affiliate	35	5	91	6
Due from Adviser	—	—	—	63
Receivable from Securities Lending Income	—	1	—	—
Other Assets	149	66	273	58
Total Assets	1,027,517	56,506	3,033,732	45,285
Liabilities:
Deferred Capital Gain Country Tax	—	—	13,016	—
Payable for Advisory Fees	2,360	16	5,325	—
Payable for Fund Shares Redeemed	3,000	60	1,656	1
Payable for Sub Transfer Agency Fees — Class I	495	8	239	— @
Payable for Sub Transfer Agency Fees — Class A	73	4	93	—
Payable for Sub Transfer Agency Fees — Class L	2	— @	5	—
Payable for Sub Transfer Agency Fees — Class C	19	1	26	—
Payable for Administration Fees	76	4	194	1
Payable for Professional Fees	80	47	74	35
Collateral on Securities Loaned, at Value	—	111	—	—
Payable for Investments Purchased	1	56	—	45
Payable for Shareholder Service Fees — Class A	29	4	—	— @
Payable for Distribution and Shareholder Services Fees — Class L	3	— @	—	—
Payable for Distribution and Shareholder Services Fees — Class C	24	2	— @	— @
Payable for Custodian Fees	28	6	1	2
Payable for Transfer Agency Fees — Class I	— @	—	—	—
Payable for Transfer Agency Fees — Class A	— @	—	8	—
Payable for Transfer Agency Fees — Class L	2	—	1	—
Payable for Transfer Agency Fees — Class C	— @	—	—	—
Payable for Transfer Agency Fees — Class R6	— @	—	1	—
Other Liabilities	150	10	464	1
Total Liabilities	6,342	329	21,103	85
Net Assets	$1,021,175	$56,177	$3,012,629	$45,200
Net Assets Consist of:
Paid-in-Capital	$514,875	$136,010	$1,171,194	$43,854
Total Distributable Earnings (Accumulated Loss)	506,300	(79,833)	1,841,435	1,346
Net Assets	$1,021,175	$56,177	$3,012,629	$45,200

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)
CLASS I:
Net Assets	$624,729	$32,810	$1,718,603	$3,599
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,756,617	1,659,710	45,421,790	300,803
Net Asset Value, Offering and Redemption Price Per Share	$26.30	$19.77	$37.84	$11.97
CLASS A:
Net Assets	$136,775	$20,260	$959,159	$510
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,384,349	1,085,492	27,551,876	43,533
Net Asset Value, Redemption Price Per Share	$25.40	$18.66	$34.81	$11.71
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$1.41	$1.03	$1.93	$0.65
Maximum Offering Price Per Share	$26.81	$19.69	$36.74	$12.36
CLASS L:
Net Assets	$4,083	$292	$37,134	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	162,315	17,529	1,097,454	—
Net Asset Value, Offering and Redemption Price Per Share	$25.16	$16.66	$33.84	$—
CLASS C:
Net Assets	$28,389	$2,771	$110,841	$280
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,172,726	174,047	3,651,724	25,555
Net Asset Value, Offering and Redemption Price Per Share	$24.21	$15.92	$30.35	$10.96
CLASS R6:
Net Assets	$227,199	$44	$186,624	$40,811
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,633,670	2,234	4,876,000	3,402,117
Net Asset Value, Offering and Redemption Price Per Share	$26.32	$19.77	$38.27	$12.00
CLASS IR:
Net Assets	$—	$—	$268	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	6,991	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$38.32	$—
(1) Including:
Securities on Loan, at Value:	$—	$114	$—	$—

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)

	Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$17,587	$2,166,942	$299,150	$1,272,541
Investments in Securities of Affiliated Issuers, at Cost	282	55,232	10,737	42,878
Total Investments in Securities, at Cost	17,869	2,222,174	309,887	1,315,419
Investments in Securities of Unaffiliated Issuers, at Value(1)	21,260	3,558,568	281,751	2,138,663
Investments in Securities of Affiliated Issuers, at Value	282	55,232	10,737	42,878
Total Investments in Securities, at Value	21,542	3,613,800	292,488	2,181,541
Foreign Currency, at Value (Cost of $107, $2, $2 and $14,284, respectively)	106	2	2	14,135
Cash	—	—	—	78
Tax Reclaim Receivable	53	—	—	4,499
Receivable for Fund Shares Sold	1	516	15	1,060
Dividends Receivable	7	—	—	1,563
Receivable from Securities Lending Income	—	21	75	349
Receivable from Affiliate	1	313	12	71
Due from Adviser	59	—	—	—
Other Assets	50	449	139	196
Total Assets	21,819	3,615,101	292,731	2,203,492
Liabilities:
Collateral on Securities Loaned, at Value	—	3,769	9,413	36,414
Payable for Fund Shares Redeemed	12	5,310	347	7,770
Deferred Capital Gain Country Tax	—	—	—	11,463
Payable for Advisory Fees	—	3,724	387	3,905
Payable for Investments Purchased	—	6,697	284	—
Payable to Bank	—	3,602	—	—
Payable for Sub Transfer Agency Fees — Class I	9	270	27	323
Payable for Sub Transfer Agency Fees — Class A	2	452	23	66
Payable for Sub Transfer Agency Fees — Class L	— @	18	— @	— @
Payable for Sub Transfer Agency Fees — Class C	— @	35	2	3
Due to Broker	—	640	310	—
Payable for Class I	—	2	—	6
Payable for Shareholder Services Fees — Class A	1	422	18	50
Payable for Distribution and Shareholder Services Fees — Class L	1	44	— @	— @
Payable for Distribution and Shareholder Services Fees — Class C	1	95	6	3
Payable for Shareholder Services Fees — Class R6	—	— @	—	—
Payable for Administration Fees	1	230	18	141
Payable for Professional Fees	29	56	37	64
Payable for Custodian Fees	—	32	8	103
Payable for Directors' Fees and Expenses	—	33	—	—
Payable for Transfer Agency Fees — Class I	—	—	—	5
Payable for Transfer Agency Fees — Class A	—	—	— @	—
Payable for Transfer Agency Fees — Class L	—	—	—	— @
Other Liabilities	5	449	53	180
Total Liabilities	61	25,880	10,933	60,496
Net Assets	$21,758	$3,589,221	$281,798	$2,142,996

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)
Net Assets Consist of:
Paid-in-Capital	$13,865	$3,456,437	$1,109,443	$1,389,878
Total Distributable Earnings (Accumulated Loss)	7,893	132,784	(827,645)	753,118
Net Assets	$21,758	$3,589,221	$281,798	$2,142,996
CLASS I:
Net Assets	$14,723	$1,202,978	$133,183	$1,836,343
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,148,697	17,668,540	7,787,797	64,393,759
Net Asset Value, Offering and Redemption Price Per Share	$12.82	$68.09	$17.10	$28.52
CLASS A:
Net Assets	$4,879	$2,095,676	$87,217	$240,162
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	386,124	34,546,169	7,733,012	8,702,086
Net Asset Value, Redemption Price Per Share	$12.64	$60.66	$11.28	$27.60
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.70	$3.36	$0.63	$1.53
Maximum Offering Price Per Share	$13.34	$64.02	$11.91	$29.13
CLASS L:
Net Assets	$1,158	$74,086	$636	$512
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	97,504	1,413,235	69,470	19,897
Net Asset Value, Offering and Redemption Price Per Share	$11.87	$52.42	$9.16	$25.74
CLASS C:
Net Assets	$985	$116,138	$7,856	$3,759
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	88,030	2,308,539	770,849	149,529
Net Asset Value, Offering and Redemption Price Per Share	$11.19	$50.31	$10.19	$25.14
CLASS R6:
Net Assets	$13	$100,320	$52,906	$62,220
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,008	1,444,836	3,055,638	2,170,974
Net Asset Value, Offering and Redemption Price Per Share	$12.83	$69.43	$17.31	$28.66
CLASS IR:
Net Assets	$—	$23	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	331	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$69.23	$—	$—
(1) Including:
Securities on Loan, at Value:	$—	$3,844	$10,030	$35,371

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)

	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)	International Resilience Portfolio (000)	Passport Overseas Equity Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$123,586	$411,192	$1,701	$118,944
Investments in Securities of Affiliated Issuers, at Cost	3,275	24,267	11	9,611
Total Investments in Securities, at Cost	126,861	435,459	1,712	128,555
Investments in Securities of Unaffiliated Issuers, at Value(1)	182,737	640,512	2,079	197,348
Investments in Securities of Affiliated Issuers, at Value	3,275	24,267	11	9,611
Total Investments in Securities, at Value	186,012	664,779	2,090	206,959
Foreign Currency, at Value (Cost of $219, $1,080, $25 and $169, respectively)	219	1,068	25	87
Cash	—	2	—	—
Tax Reclaim Receivable	5,989	479	— @	513
Dividends Receivable	188	654	2	73
Receivable for Fund Shares Sold	497	53	—	42
Receivable for Variation Margin on Futures Contracts	—	—	—	564
Receivable for Investments Sold	296	—	34	1
Receivable from Securities Lending Income	—	126	—	1
Receivable from Affiliate	7	64	—	14
Due from Adviser	—	—	70	—
Other Assets	166	170	38	83
Total Assets	193,374	667,395	2,259	208,337
Liabilities:
Collateral on Securities Loaned, at Value	—	9,604	—	1,413
Payable for Investments Purchased	—	—	— @	6,926
Deferred Capital Gain Country Tax	—	3,950	—	865
Payable for Advisory Fees	419	1,100	—	240
Payable for Fund Shares Redeemed	382	1,021	—	23
Payable for Sub Transfer Agency Fees — Class I	94	105	— @	13
Payable for Sub Transfer Agency Fees — Class A	7	23	— @	7
Payable for Sub Transfer Agency Fees — Class L	1	— @	—	1
Payable for Sub Transfer Agency Fees — Class C	— @	3	—	— @
Payable for Professional Fees	56	90	34	62
Payable for Custodian Fees	44	38	12	4
Payable for Administration Fees	18	43	— @	13
Payable for Shareholder Services Fees — Class A	6	28	— @	14
Payable for Distribution and Shareholder Services Fees — Class L	2	—	—	3
Payable for Distribution and Shareholder Services Fees — Class C	— @	8	— @	— @
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	—	—	53
Payable for Transfer Agency Fees — Class I	1	2	—	—
Payable for Transfer Agency Fees — Class A	— @	— @	—	—
Payable for Transfer Agency Fees — Class L	—	— @	—	—
Payable for Transfer Agency Fees — Class C	—	— @	—	—
Payable for Transfer Agency Fees — Class R6	—	— @	—	—
Payable for Transfer Agency Fees — Class IR	—	— @	—	— @
Other Liabilities	121	103	— @	21
Total Liabilities	1,151	16,118	46	9,658
Net Assets	$192,223	$651,277	$2,213	$198,679

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)	International Resilience Portfolio (000)	Passport Overseas Equity Portfolio (000)
Net Assets Consist of:
Paid-in-Capital	$66,289	$643,320	$1,800	$98,642
Total Distributable Earnings	125,934	7,957	413	100,037
Net Assets	$192,223	$651,277	$2,213	$198,679
CLASS I:
Net Assets	$146,916	$502,962	$1,989	$125,415
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,809,107	14,353,388	158,436	5,622,247
Net Asset Value, Offering and Redemption Price Per Share	$7.06	$35.04	$12.55	$22.31
CLASS A:
Net Assets	$31,107	$134,132	$89	$67,031
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,305,665	3,987,705	7,142	2,925,548
Net Asset Value, Redemption Price Per Share	$7.22	$33.64	$12.50	$22.91
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.40	$1.86	$0.69	$1.27
Maximum Offering Price Per Share	$7.62	$35.50	$13.19	$24.18
CLASS L:
Net Assets	$2,613	$174	$—	$5,706
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	392,535	5,608	—	252,701
Net Asset Value, Offering and Redemption Price Per Share	$6.66	$31.01	$—	$22.58
CLASS C:
Net Assets	$372	$10,072	$66	$445
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	59,540	333,204	5,397	19,859
Net Asset Value, Offering and Redemption Price Per Share	$6.24	$30.23	$12.23	$22.39
CLASS R6:
Net Assets	$11,215	$3,921	$69	$60
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,593,907	111,214	5,498	2,708
Net Asset Value, Offering and Redemption Price Per Share	$7.04	$35.26	$12.56	$22.34
CLASS IR:
Net Assets	$—	$16	$—	$22
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	442	—	992
Net Asset Value, Offering and Redemption Price Per Share	$—	$35.26	$—	$22.32
(1) Including:
Securities on Loan, at Value:	$—	$11,587	$—	$1,430

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)

	Permanence Portfolio (consolidated) (000)	US Core Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,228	$245,316
Investments in Securities of Affiliated Issuers, at Cost	48	54
Total Investments in Securities, at Cost	3,276	245,370
Investments in Securities of Unaffiliated Issuers, at Value	3,628	418,144
Investments in Securities of Affiliated Issuers, at Value	48	54
Total Investments in Securities, at Value	3,676	418,198
Foreign Currency, at Value (Cost of $3 and $—, respectively)	3	—
Due from Adviser	82	—
Receivable for Fund Shares Sold	—	80
Dividends Receivable	1	54
Receivable from Affiliate	—	— @
Other Assets	55	87
Total Assets	3,817	418,419
Liabilities:
Payable for Advisory Fees	—	578
Payable for Fund Shares Redeemed	—	142
Payable for Professional Fees	40	33
Payable for Sub Transfer Agency Fees — Class I	— @	40
Payable for Sub Transfer Agency Fees — Class A	— @	13
Payable for Sub Transfer Agency Fees — Class C	—	10
Payable for Shareholder Services Fees — Class I	—	— @
Payable for Shareholder Services Fees — Class A	— @	19
Payable for Distribution and Shareholder Services Fees — Class C	— @	43
Payable for Administration Fees	— @	28
Payable for Investments Purchased	4	—
Payable for Custodian Fees	1	2
Payable for Transfer Agency Fees — Class I	— @	—
Other Liabilities	1	7
Total Liabilities	46	915
Net Assets	$3,771	$417,504
Net Assets Consist of:
Paid-in-Capital	$3,053	$260,209
Total Distributable Earnings	718	157,295
Net Assets	$3,771	$417,504
CLASS I:
Net Assets	$3,072	$269,185
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	229,064	7,582,267
Net Asset Value, Offering and Redemption Price Per Share	$13.41	$35.50
CLASS A:
Net Assets	$576	$94,351
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	43,754	2,701,117
Net Asset Value, Redemption Price Per Share	$13.16	$34.93
Maximum Sales Load	5.25%	5.25%
Maximum Sales Charge	$0.73	$1.94
Maximum Offering Price Per Share	$13.89	$36.87
CLASS C:
Net Assets	$39	$52,067
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,089	1,594,692
Net Asset Value, Offering and Redemption Price Per Share	$12.58	$32.65
CLASS R6:
Net Assets	$84	$1,901
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,261	53,470
Net Asset Value, Offering and Redemption Price Per Share	$13.45	$35.56

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations

	Advantage Portfolio (consolidated) (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)	Emerging Markets Leaders Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $—, $58, $25 and $96, respectively)	$229	$419	$131	$985
Dividends from Security of Affiliated Issuer (Note G)	218	70	23	29
Income from Securities Loaned — Net	—	20	—	—
Other Income (Note H)	5	—	—	—
Total Investment Income	452	509	154	1,014
Expenses:
Advisory Fees (Note B)	736	415	223	424
Shareholder Services Fees — Class A (Note D)	55	22	4	8
Distribution and Shareholder Services Fees — Class L (Note D)	6	—	—	—
Distribution and Shareholder Services Fees — Class C (Note D)	64	13	8	11
Professional Fees	100	109	97	125
Administration Fees (Note C)	91	42	20	45
Sub Transfer Agency Fees — Class I	55	51	22	66
Sub Transfer Agency Fees — Class A	28	10	2	4
Sub Transfer Agency Fees — Class L	1	—	—	—
Sub Transfer Agency Fees — Class C	6	2	1	1
Registration Fees	27	26	28	30
Shareholder Reporting Fees	12	9	8	15
Custodian Fees (Note F)	11	35	17	55
Transfer Agency Fees — Class I (Note E)	5	2	2	3
Transfer Agency Fees — Class A (Note E)	2	1	1	1
Transfer Agency Fees — Class L (Note E)	1	—	—	—
Transfer Agency Fees — Class C (Note E)	2	1	1	1
Transfer Agency Fees — Class R6 (Note E)	1	1	1	2
Transfer Agency Fees — Class IR (Note E)	—	—	—	1
Directors' Fees and Expenses	3	4	2	3
Pricing Fees	1	1	1	1
Interest Expenses	—	6	30	8
Other Expenses	11	12	11	9
Total Expenses	1,218	762	479	813
Waiver of Advisory Fees (Note B)	(74)	(108)	(134)	(171)
Reimbursement of Class Specific Expenses — Class I (Note B)	(41)	(32)	(12)	(48)
Reimbursement of Class Specific Expenses — Class A (Note B)	—	—	(— @)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)	—	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	—	(1)	(1)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)	(1)	(1)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	—	—	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(12)	(4)	(1)	(1)
Waiver of Distribution and Shareholder Services Fess — Class L (Note D)	(5)	—	—	—
Net Expenses	1,084	616	330	590
Net Investment Income (Loss)	(632)	(107)	(176)	424
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $—, $4, $176 and $1,095, respectively)	1,068	17,196	7,430	15,606
Foreign Currency Transactions	(2)	(159)	(55)	(92)
Net Realized Gain	1,066	17,037	7,375	15,514
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)
	Advantage Portfolio (consolidated) (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)	Emerging Markets Leaders Portfolio (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $175, $408 and $1,313, respectively)	$(7,192)	$(2,110)	$153	$(826)
Foreign Currency Translation	(— @)	1	—	2
Net Change in Unrealized Appreciation (Depreciation)	(7,192)	(2,109)	153	(824)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(6,126)	14,928	7,528	14,690
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,758)	$14,821	$7,352	$15,114

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)

	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)	Global Core Portfolio (000)	Global Endurance Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $217, $119, $18 and $—, respectively)	$1,434	$2,795	$363	$18
Dividends from Security of Affiliated Issuer (Note G)	41	74	10	19
Income from Securities Loaned — Net	35	—	—	6
Interest from Securities of Unaffiliated Issuers	—	—	—	—
Other Income (Note H)	115	—	—	—
Total Investment Income	1,625	2,869	373	43
Expenses:
Advisory Fees (Note B)	554	1,465	220	66
Professional Fees	126	96	101	82
Custodian Fees (Note F)	69	6	4	6
Administration Fees (Note C)	59	156	23	7
Sub Transfer Agency Fees — Class I	50	140	17	9
Sub Transfer Agency Fees — Class A	3	10	5	2
Sub Transfer Agency Fees — Class L	—	—	—	—
Sub Transfer Agency Fees — Class C	—	6	2	1
Registration Fees	31	23	19	25
Transfer Agency Fees — Class I (Note E)	15	1	1	5
Transfer Agency Fees — Class A (Note E)	2	1	1	1
Transfer Agency Fees — Class L (Note E)	1	—	—	—
Transfer Agency Fees — Class C (Note E)	1	1	1	1
Transfer Agency Fees — Class R6 (Note E)	2	1	1	1
Transfer Agency Fees — Class IR (Note E)	1	—	—	—
Interest Expenses	15	1	—	—
Shareholder Reporting Fees	14	10	7	7
Shareholder Services Fees — Class A (Note D)	6	28	15	3
Distribution and Shareholder Services Fees — Class L (Note D)	1	—	—	—
Distribution and Shareholder Services Fees — Class C (Note D)	3	69	20	6
Directors' Fees and Expenses	5	3	2	2
Pricing Fees	3	1	1	1
Other Expenses	11	12	6	9
Total Expenses	972	2,030	446	234
Waiver of Advisory Fees (Note B)	(170)	—	(106)	(66)
Reimbursement of Class Specific Expenses — Class I (Note B)	(47)	—	(7)	(11)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)	—	—	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)	—	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)	—	—	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)	(1)	(1)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)	—	—	—
Rebate from Morgan Stanley Affiliate (Note G)	(1)	(4)	(1)	(1)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(61)
Net Expenses	748	2,025	331	92
Net Investment Income (Loss)	877	844	42	(49)
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $335, $—, $— and $—, respectively)	11,160	1,844	1,394	2,470
Foreign Currency Transactions	(30)	7	2	(—@ )
Net Realized Gain	11,130	1,851	1,396	2,470
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)
	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)	Global Core Portfolio (000)	Global Endurance Portfolio (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $427, $—, $— and $—, respectively)	$30,678	$16,300	$1,393	$(718)
Foreign Currency Translation	(11)	—	—	(— @)
Net Change in Unrealized Appreciation (Depreciation)	30,667	16,300	1,393	(718)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	41,797	18,151	2,789	1,752
Net Increase in Net Assets Resulting from Operations	$42,674	$18,995	$2,831	$1,703

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)

	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $429, $—, $1,461 and $2, respectively)	$11,457	$43	$8,789	$18
Dividends from Security of Affiliated Issuer (Note G)	330	31	596	8
Income from Securities Loaned — Net	—	5	—	—
Other Income (Note H)	—	—	178	—
Total Investment Income	11,787	79	9,563	26
Expenses:
Advisory Fees (Note B)	5,475	223	10,857	25
Sub Transfer Agency Fees — Class I	633	20	848	1
Sub Transfer Agency Fees — Class A	118	15	573	— @
Sub Transfer Agency Fees — Class L	4	— @	12	—
Sub Transfer Agency Fees — Class C	26	2	67	— @
Administration Fees (Note C)	583	22	1,177	2
Shareholder Service Fees — Class A (Note D)	205	26	1,153	1
Distribution and Shareholder Services Fees — Class L (Note D)	19	1	130	—
Distribution and Shareholder Services Fees — Class C (Note D)	187	14	590	2
Professional Fees	101	99	121	95
Custodian Fees (Note F)	42	9	145	7
Shareholder Reporting Fees	38	10	61	8
Registration Fees	35	31	46	19
Transfer Agency Fees — Class I (Note E)	13	2	23	1
Transfer Agency Fees — Class A (Note E)	4	2	109	1
Transfer Agency Fees — Class L (Note E)	1	1	19	—
Transfer Agency Fees — Class C (Note E)	2	1	2	1
Transfer Agency Fees — Class R6 (Note E)	3	1	5	1
Transfer Agency Fees — Class IR (Note E)	—	—	1	—
Directors' Fees and Expenses	20	2	22	2
Pricing Fees	1	1	1	2
Interest Expenses	1	—	—	—
Other Expenses	51	11	81	8
Total Expenses	7,562	493	16,043	176
Reimbursement of Class Specific Expenses — Class I (Note B)	(48)	(13)	—	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	—	(4)	—	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	—	(1)	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	—	(1)	—	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	—	(1)	—	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	—	(1)	—
Rebate from Morgan Stanley Affiliate (Note G)	(18)	(2)	(35)	(— @)
Waiver of Advisory Fees (Note B)	—	(145)	—	(25)
Waiver of Distribution and Shareholder Services Fess — Class L (Note D)	—	—	(78)	—
Expenses Reimbursed by Adviser (Note B)	—	—	—	(115)
Net Expenses	7,496	326	15,929	33
Net Investment Income (Loss)	4,291	(247)	(6,366)	(7)
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $—, $—, $974 and $—, respectively)	210,670	2,244	301,143	201
Foreign Currency Transactions	(86)	1	(851)	4
Net Realized Gain	210,584	2,245	300,292	205
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)
	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $—, $6,308 and $—, respectively)	$(408,620)	$(2,673)	$(117,289)	$779
Foreign Currency Translation	(34)	(— @)	(36)	— @
Net Change in Unrealized Appreciation (Depreciation)	(408,654)	(2,673)	(117,325)	779
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(198,070)	(428)	182,967	984
Net Increase (Decrease) in Net Assets Resulting from Operations	$(193,779)	$(675)	$176,601	$977

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)

	Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $6, $—, $— and $2,621, respectively)	$86	$2,389	$148	$14,797
Dividends from Security of Affiliated Issuer (Note G)	3	1,531	78	513
Income from Securities Loaned — Net	—	100	265	386
Other Income (Note H)	3	—	—	814
Total Investment Income	92	4,020	491	16,510
Expenses:
Professional Fees	98	113	103	115
Advisory Fees (Note B)	82	7,688	1,252	8,983
Registration Fees	26	44	34	40
Sub Transfer Agency Fees — Class I	18	688	80	1,179
Sub Transfer Agency Fees — Class A	3	1,232	76	196
Sub Transfer Agency Fees — Class L	1	38	— @	— @
Sub Transfer Agency Fees — Class C	1	75	6	6
Shareholder Services Fees — Class A (Note D)	6	2,574	110	324
Distribution and Shareholder Services Fees — Class L (Note D)	4	270	2	2
Distribution and Shareholder Services Fees — Class C (Note D)	7	611	38	30
Administration Fees (Note C)	10	1,417	109	932
Custodian Fees (Note F)	9	42	11	224
Shareholder Reporting Fees	7	93	25	70
Transfer Agency Fees — Class I (Note E)	2	26	7	59
Transfer Agency Fees — Class A (Note E)	2	83	5	3
Transfer Agency Fees — Class L (Note E)	1	6	1	1
Transfer Agency Fees — Class C (Note E)	1	3	1	1
Transfer Agency Fees — Class R6 (Note E)	1	4	2	4
Transfer Agency Fees — Class IR (Note E)	—	1	—	—
Directors' Fees and Expenses	2	30	1	22
Interest Expenses	2	—	—	21
Pricing Fees	1	1	2	1
Other Expenses	6	93	15	74
Total Expenses	290	15,132	1,880	12,287
Waiver of Advisory Fees (Note B)	(82)	—	(287)	—
Expenses Reimbursed by Adviser (Note B)	(65)	—	—	—
Reimbursement of Class Specific Expenses — Class I (Note B)	(15)	—	(43)	(226)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)	—	(7)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)	—	(1)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)	—	(1)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)	—	(2)	—
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	(1)	—	—
Rebate from Morgan Stanley Affiliate (Note G)	(— @)	(84)	(4)	(29)
Net Expenses	124	15,047	1,535	12,030
Net Investment Income (Loss)	(32)	(11,027)	(1,044)	4,480
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $—, $—, $— and $276, respectively)	2,127	218,926	34,065	194,201
Foreign Currency Transactions	(10)	—	6	(379)
Net Realized Gain	2,117	218,926	34,071	193,822
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)
	Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $—, $— and $4,288, respectively)	$(3,177)	$(333,080)	$(15,097)	$(151,150)
Foreign Currency Translation	(3)	(— @)	(— @)	(336)
Derivative Contracts — PIPE	—	—	(1,420)	—
Net Change in Unrealized Appreciation (Depreciation)	(3,180)	(333,080)	(16,517)	(151,486)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,063)	(114,154)	17,554	42,336
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,095)	$(125,181)	$16,510	$46,816

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)

	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)	International Resilience Portfolio (000)	Passport Overseas Equity Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $391, $447, $3 and $317, respectively)	$3,991	$2,455	$24	$2,528
Dividends from Security of Affiliated Issuer (Note G)	64	150	— @	108
Income from Securities Loaned — Net	—	229	—	10
Other Income (Note H)	—	—	—	28
Total Investment Income	4,055	2,834	24	2,674
Expenses:
Advisory Fees (Note B)	1,163	2,679	7	602
Sub Transfer Agency Fees — Class I	135	307	— @	51
Sub Transfer Agency Fees — Class A	16	113	— @	31
Sub Transfer Agency Fees — Class L	2	— @	—	2
Sub Transfer Agency Fees — Class C	—	7	—	— @
Administration Fees (Note C)	116	268	1	74
Professional Fees	109	115	84	113
Custodian Fees (Note F)	60	113	13	27
Shareholder Services Fees — Class A (Note D)	39	185	— @	78
Distribution and Shareholder Services Fees — Class L (Note D)	10	1	—	20
Distribution and Shareholder Services Fees — Class C (Note D)	2	55	— @	2
Registration Fees	27	33	20	34
Interest Expenses	22	11	—	—
Shareholder Reporting Fees	18	28	6	12
Transfer Agency Fees — Class I (Note E)	10	18	1	2
Transfer Agency Fees — Class A (Note E)	4	5	1	3
Transfer Agency Fees — Class L (Note E)	1	1	—	1
Transfer Agency Fees — Class C (Note E)	1	2	1	1
Transfer Agency Fees — Class R6 (Note E)	1	5	1	1
Transfer Agency Fees — Class IR (Note E)	—	1	—	1
Directors' Fees and Expenses	6	8	2	3
Pricing Fees	2	1	1	3
Other Expenses	19	28	9	16
Total Expenses	1,763	3,984	147	1,077
Waiver of Advisory Fees (Note B)	(198)	(125)	(7)	(95)
Reimbursement of Class Specific Expenses — Class I (Note B)	(114)	(173)	(— @)	(24)
Reimbursement of Class Specific Expenses — Class A (Note B)	—	—	(1)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)	(1)	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)	(— @)	(1)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)	(5)	(1)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	(1)	—	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(3)	(8)	(— @)	(6)
Expenses Reimbursed by Adviser (Note B)	—	—	(128)	—
Net Expenses	1,445	3,671	9	949
Net Investment Income (Loss)	2,610	(837)	15	1,725
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $—, $260, $— and $—, respectively)	35,723	77,434	41	19,616
Foreign Currency Forward Exchange Contracts	—	—	—	22
Foreign Currency Transactions	(36)	(943)	(1)	(125)
Futures Contracts	—	—	—	(1,198)
Net Realized Gain	35,687	76,491	40	18,315
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)
	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)	International Resilience Portfolio (000)	Passport Overseas Equity Portfolio (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $1,589, $— and $114, respectively)	$(24,729)	$(20,359)	$21	$10,356
Foreign Currency Forward Exchange Contracts	—	—	—	(53)
Foreign Currency Translation	(164)	(33)	(— @)	(49)
Futures Contracts	—	—	—	19
Net Change in Unrealized Appreciation (Depreciation)	(24,893)	(20,392)	21	10,273
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	10,794	56,099	61	28,588
Net Increase in Net Assets Resulting from Operations	$13,404	$55,262	$76	$30,313

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026 (unaudited)
Statements of Operations (cont'd)

	Permanence Portfolio (consolidated) (000)	US Core Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $— and $7, respectively)	$16	$2,148
Dividends from Security of Affiliated Issuer (Note G)	2	18
Total Investment Income	18	2,166
Expenses:
Professional Fees	103	98
Registration Fees	21	27
Advisory Fees (Note B)	15	1,237
Shareholder Reporting Fees	6	11
Custodian Fees (Note F)	5	5
Transfer Agency Fees — Class I (Note E)	1	2
Transfer Agency Fees — Class A (Note E)	1	2
Transfer Agency Fees — Class C (Note E)	1	2
Transfer Agency Fees — Class R6 (Note E)	1	1
Pricing Fees	3	1
Administration Fees (Note C)	2	165
Shareholder Services Fees — Class A (Note D)	1	113
Distribution and Shareholder Services Fees — Class C (Note D)	— @	265
Sub Transfer Agency Fees — Class I	1	119
Sub Transfer Agency Fees — Class A	— @	42
Sub Transfer Agency Fees — Class C	— @	26
Directors' Fees and Expenses	1	2
Interest Expenses	—	5
Other Expenses	8	13
Total Expenses	170	2,136
Expenses Reimbursed by Adviser (Note B)	(131)	—
Waiver of Advisory Fees (Note B)	(15)	(14)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)	(54)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)	(1)
Net Expenses	20	2,066
Net Investment Income (Loss)	(2)	100
Realized Gain:
Investments Sold	368	14,993
Foreign Currency Transactions	—@	—
Net Realized Gain	368	14,993
Change in Unrealized Appreciation (Depreciation):
Investments	(253)	(3,888)
Foreign Currency Translation	(— @)	—
Net Change in Unrealized Appreciation (Depreciation)	(253)	(3,888)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	115	11,105
Net Increase in Net Assets Resulting from Operations	$113	$11,205

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets

	Advantage Portfolio (consolidated)		Asia Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(632)	$(1,349)	$(107)	$(81)
Net Realized Gain	1,066	19,070	17,037	7,457
Net Change in Unrealized Appreciation (Depreciation)	(7,192)	15,179	(2,109)	(437)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,758)	32,900	14,821	6,939
Dividends and Distributions to Shareholders:
Class I	—	(26)	—	(3,014)
Class A	—	—	—	(543)
Class C	—	—	—	(32)
Class R6	—	(32)	—	(108)
Total Dividends and Distributions to Shareholders	—	(58)	—	(3,697)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	21,373	48,252	4,592	14,050
Distributions Reinvested	—	26	—	2,984
Redeemed	(16,721)	(69,939)	(25,936)	(21,945)
Class A:
Subscribed	2,054	7,861	251	2,145
Distributions Reinvested	—	—	—	451
Redeemed	(6,446)	(12,523)	(3,118)	(3,934)
Class L:
Redeemed	(3)	(289)	—	—
Class C:
Subscribed	412	1,913	26	349
Distributions Reinvested	—	—	—	32
Redeemed	(2,531)	(7,941)	(580)	(5,033)
Class R6:
Subscribed	76,396	26,004	23	86
Distributions Reinvested	—	32	—	108
Redeemed	(8,245)	(4,190)	(3,214)	(84)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	66,289	(10,794)	(27,956)	(10,791)
Redemption Fees	—	—	1	4
Total Increase (Decrease) in Net Assets	59,531	22,048	(13,134)	(7,545)
Net Assets:
Beginning of Period	217,044	194,996	117,549	125,094
End of Period	$276,575	$217,044	$104,415	$117,549

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Advantage Portfolio (consolidated)		Asia Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	820	1,862	206	639
Shares Issued on Distributions Reinvested	—	1	—	140
Shares Redeemed	(642)	(2,702)	(1,172)	(996)
Net Increase (Decrease) in Class I Shares Outstanding	178	(839)	(966)	(217)
Class A:
Shares Subscribed	84	308	11	95
Shares Issued on Distributions Reinvested	—	—	—	21
Shares Redeemed	(262)	(489)	(139)	(178)
Net Decrease in Class A Shares Outstanding	(178)	(181)	(128)	(62)
Class L:
Shares Exchanged	—	— @@	—	—
Shares Redeemed	(— @@)	(11)	—	—
Net Decrease in Class L Shares Outstanding	(— @@)	(11)	—	—
Class C:
Shares Subscribed	19	83	1	17
Shares Issued on Distributions Reinvested	—	—	—	2
Shares Redeemed	(114)	(350)	(27)	(227)
Net Decrease in Class C Shares Outstanding	(95)	(267)	(26)	(208)
Class R6:
Shares Subscribed	2,811	890	1	3
Shares Issued on Distributions Reinvested	—	1	—	5
Shares Redeemed	(316)	(159)	(145)	(4)
Net Increase (Decrease) in Class R6 Shares Outstanding	2,495	732	(144)	4

@@	Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Developing Opportunity Portfolio (consolidated)		Emerging Markets Leaders Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(176)	$(112)	$424	$827
Net Realized Gain	7,375	154	15,514	24,315
Net Change in Unrealized Appreciation (Depreciation)	153	2,370	(824)	(11,621)
Net Increase in Net Assets Resulting from Operations	7,352	2,412	15,114	13,521
Dividends and Distributions to Shareholders:
Class I	—	(421)	—	—
Class A	—	(10)	—	—
Class R6	—	(— @)	—	—
Total Dividends and Distributions to Shareholders	—	(431)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	11,033	48,540	4,881	21,808
Distributions Reinvested	—	420	—	—
Redeemed	(53,084)	(16,256)	(41,631)	(96,550)
Class A:
Subscribed	998	652	189	855
Distributions Reinvested	—	10	—	—
Redeemed	(1,105)	(2,913)	(1,105)	(3,487)
Class C:
Subscribed	10	117	33	68
Redeemed	(944)	(864)	(718)	(569)
Class R6:
Subscribed	—	—	57	118
Distributions Reinvested	—	— @	—	—
Redeemed	—	—	(42)	(187)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(43,092)	29,706	(38,336)	(77,944)
Redemption Fees	—	—	1	85
Total Increase (Decrease) in Net Assets	(35,740)	31,687	(23,221)	(64,338)
Net Assets:
Beginning of Period	62,596	30,909	123,810	188,148
End of Period	$26,856	$62,596	$100,589	$123,810

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Developing Opportunity Portfolio (consolidated)		Emerging Markets Leaders Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,076	4,567	281	1,418
Shares Issued on Distributions Reinvested	—	40	—	—
Shares Redeemed	(4,656)	(1,562)	(2,371)	(6,257)
Net Increase (Decrease) in Class I Shares Outstanding	(3,580)	3,045	(2,090)	(4,839)
Class A:
Shares Subscribed	92	59	11	55
Shares Issued on Distributions Reinvested	—	1	—	—
Shares Redeemed	(101)	(291)	(65)	(230)
Net Decrease in Class A Shares Outstanding	(9)	(231)	(54)	(175)
Class C:
Shares Subscribed	1	11	2	5
Shares Redeemed	(88)	(84)	(44)	(41)
Net Decrease in Class C Shares Outstanding	(87)	(73)	(42)	(36)
Class R6:
Shares Subscribed	—	—	3	8
Shares Issued on Distributions Reinvested	—	— @@	—	—
Shares Redeemed	—	—	(2)	(12)
Net Increase (Decrease) in Class R6 Shares Outstanding	—	— @@	1	(4)

@	Amount is less than $500.
@@	Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Emerging Markets Portfolio		Global Concentrated Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$877	$5,670	$844	$(208)
Net Realized Gain	11,130	139,614	1,851	24,520
Net Change in Unrealized Appreciation (Depreciation)	30,667	(51,209)	16,300	20,591
Net Increase in Net Assets Resulting from Operations	42,674	94,075	18,995	44,903
Dividends and Distributions to Shareholders:
Class I	—	(46,582)	—	(5,922)
Class A	—	(2,371)	—	(373)
Class L	—	(113)	—	—
Class C	—	(150)	—	(248)
Class R6	—	(24,341)	—	(1)
Class IR	—	(7)	—	—
Total Dividends and Distributions to Shareholders	—	(73,564)	—	(6,544)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	36,326	23,811	74,448	146,636
Distributions Reinvested	—	44,123	—	5,922
Redeemed	(14,430)	(101,401)	(38,636)	(66,225)
Class A:
Subscribed	493	996	5,671	8,210
Distributions Reinvested	—	2,363	—	373
Redeemed	(552)	(3,561)	(3,586)	(4,568)
Class L:
Distributions Reinvested	—	113	—	—
Redeemed	—	(56)	—	—
Class C:
Subscribed	300	110	1,887	6,022
Distributions Reinvested	—	150	—	248
Redeemed	(210)	(212)	(1,554)	(1,489)
Class R6:
Subscribed	5,708	20,876	18	101
Distributions Reinvested	—	24,341	—	1
Redeemed	(20,088)	(417,582)	(58)	(65)
Class IR:
Distributions Reinvested	—	7	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,547	(405,922)	38,190	95,166
Redemption Fees	— @	— @	—	—
Total Increase (Decrease) in Net Assets	50,221	(385,411)	57,185	133,525
Net Assets:
Beginning of Period	133,488	518,899	359,647	226,122
End of Period	$183,709	$133,488	$416,832	$359,647

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Emerging Markets Portfolio		Global Concentrated Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,074	1,128	2,746	5,699
Shares Issued on Distributions Reinvested	—	3,273	—	222
Shares Redeemed	(855)	(4,743)	(1,433)	(2,606)
Net Increase (Decrease) in Class I Shares Outstanding	1,219	(342)	1,313	3,315
Class A:
Shares Subscribed	32	46	214	323
Shares Issued on Distributions Reinvested	—	186	—	14
Shares Redeemed	(36)	(168)	(137)	(178)
Net Increase (Decrease) in Class A Shares Outstanding	(4)	64	77	159
Class L:
Shares Exchanged	—	—	—	—
Shares Issued on Distributions Reinvested	—	10	—	—
Shares Redeemed	—	(5)	—	—
Net Increase in Class L Shares Outstanding	—	5	—	—
Class C:
Shares Subscribed	22	6	75	245
Shares Issued on Distributions Reinvested	—	13	—	10
Shares Redeemed	(13)	(9)	(62)	(62)
Net Increase in Class C Shares Outstanding	9	10	13	193
Class R6:
Shares Subscribed	342	949	1	4
Shares Issued on Distributions Reinvested	—	1,808	—	— @@
Shares Redeemed	(1,273)	(17,347)	(2)	(2)
Net Increase (Decrease) in Class R6 Shares Outstanding	(931)	(14,590)	(1)	2
Class IR:
Shares Issued on Distributions Reinvested	—	1	—	—

@	Amount is less than $500.
@@	Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Global Core Portfolio		Global Endurance Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$42	$(32)	$(49)	$(94)
Net Realized Gain	1,396	2,269	2,470	5,142
Net Change in Unrealized Appreciation (Depreciation)	1,393	5,800	(718)	1,515
Net Increase in Net Assets Resulting from Operations	2,831	8,037	1,703	6,563
Dividends and Distributions to Shareholders:
Class I	—	(887)	—	(131)
Class A	—	(260)	—	(5)
Class C	—	(87)	—	—
Class R6	—	(— @)	—	(— @)
Total Dividends and Distributions to Shareholders	—	(1,234)	—	(136)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	10,092	17,686	186	10,225
Distributions Reinvested	—	887	—	131
Redeemed	(3,417)	(10,171)	(11,994)	(18,618)
Class A:
Subscribed	1,408	3,268	633	1,208
Distributions Reinvested	—	258	—	5
Redeemed	(416)	(1,171)	(968)	(1,311)
Class C:
Subscribed	434	830	53	135
Distributions Reinvested	—	87	—	—
Redeemed	(366)	(510)	(105)	(115)
Class R6:
Subscribed	—	—	—	6
Distributions Reinvested	—	— @	—	— @
Redeemed	—	—	(2)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,735	11,164	(12,197)	(8,334)
Total Increase (Decrease) in Net Assets	10,566	17,967	(10,494)	(1,907)
Net Assets:
Beginning of Period	54,736	36,769	26,086	27,993
End of Period	$65,302	$54,736	$15,592	$26,086

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Global Core Portfolio		Global Endurance Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	412	816	9	562
Shares Issued on Distributions Reinvested	—	37	—	7
Shares Redeemed	(143)	(461)	(572)	(976)
Net Increase (Decrease) in Class I Shares Outstanding	269	392	(563)	(407)
Class A:
Shares Subscribed	59	146	31	64
Shares Issued on Distributions Reinvested	—	11	—	— @@
Shares Redeemed	(17)	(53)	(47)	(74)
Net Increase (Decrease) in Class A Shares Outstanding	42	104	(16)	(10)
Class C:
Shares Subscribed	19	40	3	8
Shares Issued on Distributions Reinvested	—	4	—	—
Shares Redeemed	(16)	(23)	(5)	(7)
Net Increase (Decrease) in Class C Shares Outstanding	3	21	(2)	1
Class R6:
Shares Subscribed	—	—	—	— @@
Shares Issued on Distributions Reinvested	—	— @@	—	— @@
Shares Redeemed	—	—	(— @@)	—
Net Increase in Class R6 Shares Outstanding	—	— @@	(— @@)	— @@

@	Amount is less than $500.
@@	Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Global Franchise Portfolio		Global Insight Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4,291	$8,325	$(247)	$(600)
Net Realized Gain	210,584	327,245	2,245	17,940
Net Change in Unrealized Appreciation (Depreciation)	(408,654)	(315,646)	(2,673)	(8,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	(193,779)	19,924	(675)	8,757
Dividends and Distributions to Shareholders:
Class I	—	(161,242)	—	—
Class A	—	(26,149)	—	—
Class L	—	(874)	—	—
Class C	—	(6,656)	—	—
Class R6	—	(44,658)	—	—
Total Dividends and Distributions to Shareholders	—	(239,579)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	46,612	308,510	3,520	13,513
Distributions Reinvested	—	155,996	—	—
Redeemed	(586,626)	(990,414)	(5,903)	(25,531)
Class A:
Subscribed	7,346	31,459	864	5,272
Distributions Reinvested	—	24,963	—	—
Redeemed	(58,231)	(118,658)	(4,328)	(6,830)
Class L:
Distributions Reinvested	—	874	—	—
Redeemed	(2,207)	(878)	—	—
Class C:
Subscribed	417	4,164	87	183
Distributions Reinvested	—	6,593	—	—
Redeemed	(17,930)	(38,490)	(656)	(1,481)
Class R6:
Subscribed	12,737	42,793	27	65
Distributions Reinvested	—	44,402	—	—
Redeemed	(122,193)	(80,116)	(19)	(71)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(720,075)	(608,802)	(6,408)	(14,880)
Total Decrease in Net Assets	(913,854)	(828,457)	(7,083)	(6,123)
Net Assets:
Beginning of Period	1,935,029	2,763,486	63,260	69,383
End of Period	$1,021,175	$1,935,029	$56,177	$63,260

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Global Franchise Portfolio		Global Insight Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,658	9,109	194	697
Shares Issued on Distributions Reinvested	—	5,286	—	—
Shares Redeemed	(21,353)	(29,321)	(319)	(1,396)
Net Decrease in Class I Shares Outstanding	(19,695)	(14,926)	(125)	(699)
Class A:
Shares Subscribed	272	941	49	279
Shares Issued on Distributions Reinvested	—	875	—	—
Shares Redeemed	(2,184)	(3,604)	(246)	(377)
Net Decrease in Class A Shares Outstanding	(1,912)	(1,788)	(197)	(98)
Class L:
Shares Exchanged	—	—	—	—
Shares Issued on Distributions Reinvested	—	31	—	—
Shares Redeemed	(82)	(29)	—	—
Net Increase (Decrease) in Class L Shares Outstanding	(82)	2	—	—
Class C:
Shares Subscribed	16	128	6	12
Shares Issued on Distributions Reinvested	—	241	—	—
Shares Redeemed	(700)	(1,214)	(43)	(98)
Net Decrease in Class C Shares Outstanding	(684)	(845)	(37)	(86)
Class R6:
Shares Subscribed	449	1,285	1	3
Shares Issued on Distributions Reinvested	—	1,505	—	—
Shares Redeemed	(4,610)	(2,365)	(1)	(4)
Net Increase (Decrease) in Class R6 Shares Outstanding	(4,161)	425	—	(1)

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Global Opportunity Portfolio (consolidated)		Global Permanence Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(6,366)	$(17,087)	$(7)	$(7)
Net Realized Gain	300,292	273,560	205	459
Net Change in Unrealized Appreciation (Depreciation)	(117,325)	106,617	779	507
Net Increase in Net Assets Resulting from Operations	176,601	363,090	977	959
Dividends and Distributions to Shareholders:
Class I	—	(178,336)	—	(649)
Class A	—	(102,422)	—	(116)
Class L	—	(3,853)	—	—
Class C	—	(16,501)	—	(62)
Class R6	—	(16,149)	—	(10)
Class IR	—	(150)	—	—
Total Dividends and Distributions to Shareholders	—	(317,411)	—	(837)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	129,072	426,445	224	249
Distributions Reinvested	—	173,689	—	649
Redeemed	(394,928)	(492,256)	(271)	(650)
Class A:
Subscribed	25,092	76,990	292	487
Distributions Reinvested	—	101,001	—	116
Redeemed	(125,499)	(156,241)	(347)	(391)
Class L:
Subscribed	1	2	—	—
Distributions Reinvested	—	3,696	—	—
Redeemed	(1,806)	(4,328)	—	—
Class C:
Subscribed	1,705	7,887	54	99
Distributions Reinvested	—	16,298	—	62
Redeemed	(38,996)	(53,880)	(70)	(47)
Class R6:
Subscribed	25,875	44,702	39,766	35
Distributions Reinvested	—	16,093	—	10
Redeemed	(33,479)	(50,224)	(27)	—
Class IR:
Subscribed	—	2,453	—	—
Distributions Reinvested	—	26	—	—
Redeemed	(1,245)	(832)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(414,208)	111,521	39,621	619
Total Increase (Decrease) in Net Assets	(237,607)	157,200	40,598	741
Net Assets:
Beginning of Period	3,250,236	3,093,036	4,602	3,861
End of Period	$3,012,629	$3,250,236	$45,200	$4,602

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Global Opportunity Portfolio (consolidated)		Global Permanence Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,704	11,242	18	18
Shares Issued on Distributions Reinvested	—	4,924	—	54
Shares Redeemed	(11,391)	(13,099)	(22)	(52)
Net Increase (Decrease) in Class I Shares Outstanding	(7,687)	3,067	(4)	20
Class A:
Shares Subscribed	789	2,173	24	34
Shares Issued on Distributions Reinvested	—	3,108	—	10
Shares Redeemed	(3,944)	(4,431)	(30)	(30)
Net Increase (Decrease) in Class A Shares Outstanding	(3,155)	850	(6)	14
Class L:
Shares Subscribed	— @	— @	—	—
Shares Issued on Distributions Reinvested	—	117	—	—
Shares Redeemed	(59)	(127)	—	—
Net Decrease in Class L Shares Outstanding	(59)	(10)	—	—
Class C:
Shares Subscribed	61	248	5	7
Shares Issued on Distributions Reinvested	—	573	—	6
Shares Redeemed	(1,412)	(1,709)	(6)	(4)
Net Increase (Decrease) in Class C Shares Outstanding	(1,351)	(888)	(1)	9
Class R6:
Shares Subscribed	713	1,145	3,400	2
Shares Issued on Distributions Reinvested	—	451	—	1
Shares Redeemed	(926)	(1,277)	(2)	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(213)	319	3,398	3
Class IR:
Shares Subscribed	—	63	—	—
Shares Issued on Distributions Reinvested	—	1	—	—
Shares Redeemed	(35)	(22)	—	—
Net Increase (Decrease) in Class IR Shares Outstanding	(35)	42	—	—

@	Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Global Stars Portfolio		Growth Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(32)	$(81)	$(11,027)	$(25,984)
Net Realized Gain	2,117	8,217	218,926	771,686
Net Change in Unrealized Appreciation (Depreciation)	(3,180)	(5,109)	(333,080)	195,747
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,095)	3,027	(125,181)	941,449
Dividends and Distributions to Shareholders:
Class I	—	(7,310)	—	—
Class A	—	(1,539)	—	—
Class L	—	(343)	—	—
Class C	—	(691)	—	—
Class R6	—	(18)	—	—
Total Dividends and Distributions to Shareholders	—	(9,901)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	1,632	4,702	131,503	399,204
Distributions Reinvested	—	7,310	—	—
Redeemed	(11,089)	(29,607)	(269,196)	(921,521)
Class A:
Subscribed	213	1,185	34,031	184,370
Distributions Reinvested	—	1,539	—	—
Redeemed	(1,158)	(1,610)	(212,817)	(485,003)
Class L:
Distributions Reinvested	—	315	—	—
Redeemed	(50)	(124)	(4,170)	(9,006)
Class C:
Subscribed	50	55	3,116	7,819
Distributions Reinvested	—	691	—	—
Redeemed	(1,121)	(1,974)	(27,624)	(64,662)
Class R6:
Subscribed	6	70	12,318	47,132
Distributions Reinvested	—	18	—	—
Redeemed	(62)	(58)	(30,441)	(213,047)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,579)	(17,488)	(363,280)	(1,054,714)
Total Decrease in Net Assets	(12,674)	(24,362)	(488,461)	(113,265)
Net Assets:
Beginning of Period	34,432	58,794	4,077,682	4,190,947
End of Period	$21,758	$34,432	$3,589,221	$4,077,682

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Global Stars Portfolio		Growth Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	126	274	2,062	6,431
Shares Issued on Distributions Reinvested	—	556	—	—
Shares Redeemed	(858)	(1,831)	(4,111)	(14,527)
Net Decrease in Class I Shares Outstanding	(732)	(1,001)	(2,049)	(8,096)
Class A:
Shares Subscribed	17	68	594	3,221
Shares Issued on Distributions Reinvested	—	119	—	—
Shares Redeemed	(93)	(98)	(3,686)	(8,405)
Net Increase (Decrease) in Class A Shares Outstanding	(76)	89	(3,092)	(5,184)
Class L:
Shares Issued on Distributions Reinvested	—	26	—	—
Shares Redeemed	(4)	(8)	(84)	(181)
Net Increase (Decrease) in Class L Shares Outstanding	(4)	18	(84)	(181)
Class C:
Shares Subscribed	5	3	66	162
Shares Issued on Distributions Reinvested	—	60	—	—
Shares Redeemed	(101)	(135)	(577)	(1,367)
Net Decrease in Class C Shares Outstanding	(96)	(72)	(511)	(1,205)
Class R6:
Shares Subscribed	1	4	188	725
Shares Issued on Distributions Reinvested	—	1	—	—
Shares Redeemed	(5)	(3)	(472)	(3,245)
Net Increase (Decrease) in Class R6 Shares Outstanding	(4)	2	(284)	(2,520)
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Inception Portfolio (consolidated)		International Advantage Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(1,044)	$(2,729)	$4,480	$(1,487)
Net Realized Gain	34,071	43,066	193,822	186,367
Net Change in Unrealized Appreciation (Depreciation)	(16,517)	(44,137)	(151,486)	216,911
Net Increase (Decrease) in Net Assets Resulting from Operations	16,510	(3,800)	46,816	401,791
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	17,663	69,602	130,170	385,881
Redeemed	(36,857)	(106,133)	(600,184)	(689,737)
Class A:
Subscribed	2,827	55,379	21,175	28,245
Redeemed	(25,470)	(78,954)	(76,014)	(95,162)
Class L:
Redeemed	(53)	(25)	—	(7)
Class C:
Subscribed	151	576	126	637
Redeemed	(1,210)	(2,734)	(5,159)	(5,613)
Class R6:
Subscribed	2,963	7,928	3,563	40,263
Redeemed	(6,599)	(13,107)	(58,331)	(130,162)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(46,585)	(67,468)	(584,654)	(465,655)
Redemption Fees	— @	28	—	—
Total Decrease in Net Assets	(30,075)	(71,240)	(537,838)	(63,864)
Net Assets:
Beginning of Period	311,873	383,113	2,680,834	2,744,698
End of Period	$281,798	$311,873	$2,142,996	$2,680,834
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,129	3,982	4,715	14,557
Shares Redeemed	(2,388)	(6,495)	(22,164)	(26,098)
Net Decrease in Class I Shares Outstanding	(1,259)	(2,513)	(17,449)	(11,541)
Class A:
Shares Subscribed	279	4,609	790	1,120
Shares Redeemed	(2,435)	(7,195)	(2,848)	(3,675)
Net Decrease in Class A Shares Outstanding	(2,156)	(2,586)	(2,058)	(2,555)
Class L:
Shares Redeemed	(6)	(3)	—	(— @)
Class C:
Shares Subscribed	15	59	5	27
Shares Redeemed	(129)	(274)	(220)	(236)
Net Decrease in Class C Shares Outstanding	(114)	(215)	(215)	(209)
Class R6:
Shares Subscribed	189	475	128	1,542
Shares Redeemed	(415)	(796)	(2,015)	(4,929)
Net Decrease in Class R6 Shares Outstanding	(226)	(321)	(1,887)	(3,387)

@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	International Equity Portfolio		International Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,610	$6,941	$(837)	$(2,488)
Net Realized Gain	35,687	151,606	76,491	68,504
Net Change in Unrealized Appreciation (Depreciation)	(24,893)	(59,275)	(20,392)	22,091
Net Increase in Net Assets Resulting from Operations	13,404	99,272	55,262	88,107
Dividends and Distributions to Shareholders:
Class I	—	(79,806)	—	—
Class A	—	(16,013)	—	—
Class L	—	(1,414)	—	—
Class C	—	(199)	—	—
Class R6	—	(47,648)	—	—
Total Dividends and Distributions to Shareholders	—	(145,080)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	32,960	46,974	28,335	120,205
Distributions Reinvested	—	79,717	—	—
Redeemed	(50,201)	(427,099)	(124,112)	(165,293)
Class A:
Subscribed	543	1,158	8,506	20,604
Distributions Reinvested	—	15,848	—	—
Redeemed	(4,170)	(9,275)	(52,081)	(41,144)
Class L:
Distributions Reinvested	—	1,401	—	—
Redeemed	(255)	(790)	—	(61)
Class C:
Subscribed	37	45	399	960
Distributions Reinvested	—	199	—	—
Redeemed	(76)	(113)	(4,078)	(7,828)
Class R6:
Subscribed	3,545	6,790	279	991
Distributions Reinvested	—	47,540	—	—
Redeemed	(97,893)	(63,830)	(312)	(922)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(115,510)	(301,435)	(143,064)	(72,488)
Redemption Fees	—	—	6	1
Total Increase (Decrease) in Net Assets	(102,106)	(347,243)	(87,796)	15,620
Net Assets:
Beginning of Period	294,329	641,572	739,073	723,453
End of Period	$192,223	$294,329	$651,277	$739,073
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	International Equity Portfolio		International Opportunity Portfolio (consolidated)
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,707	4,366	876	3,891
Shares Issued on Distributions Reinvested	—	12,060	—	—
Shares Redeemed	(7,244)	(39,605)	(3,850)	(5,275)
Net Decrease in Class I Shares Outstanding	(2,537)	(23,179)	(2,974)	(1,384)
Class A:
Shares Subscribed	77	103	277	674
Shares Issued on Distributions Reinvested	—	2,341	—	—
Shares Redeemed	(592)	(998)	(1,693)	(1,356)
Net Increase (Decrease) in Class A Shares Outstanding	(515)	1,446	(1,416)	(682)
Class L:
Shares Issued on Distributions Reinvested	—	224	—	—
Shares Redeemed	(39)	(96)	—	(2)
Net Increase (Decrease) in Class L Shares Outstanding	(39)	128	—	(2)
Class C:
Shares Subscribed	6	4	14	34
Shares Issued on Distributions Reinvested	—	34	—	—
Shares Redeemed	(12)	(13)	(146)	(283)
Net Increase (Decrease) in Class C Shares Outstanding	(6)	25	(132)	(249)
Class R6:
Shares Subscribed	518	639	9	31
Shares Issued on Distributions Reinvested	—	7,225	—	—
Shares Redeemed	(14,274)	(6,214)	(10)	(30)
Net Increase (Decrease) in Class R6 Shares Outstanding	(13,756)	1,650	(1)	1

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	International Resilience Portfolio		Passport Overseas Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$15	$8	$1,725	$2,218
Net Realized Gain	40	43	18,315	17,806
Net Change in Unrealized Appreciation (Depreciation)	21	185	10,273	30,247
Net Increase in Net Assets Resulting from Operations	76	236	30,313	50,271
Dividends and Distributions to Shareholders:
Class I	—	(68)	—	(13,359)
Class A	—	(3)	—	(6,681)
Class L	—	—	—	(558)
Class C	—	(2)	—	(35)
Class R6	—	(2)	—	(5)
Class IR	—	—	—	(2)
Paid-in-Capital:
Class I	—	(1)	—	—
Total Dividends and Distributions to Shareholders	—	(76)	—	(20,640)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	3	68	6,508	11,433
Distributions Reinvested	—	69	—	13,254
Redeemed	(1)	(62)	(7,860)	(21,659)
Class A:
Subscribed	14	—	2,162	2,810
Distributions Reinvested	—	3	—	6,644
Redeemed	(13)	—	(3,176)	(8,913)
Class L:
Distributions Reinvested	—	—	—	549
Redeemed	—	—	(185)	(372)
Class C:
Subscribed	—	—	401	33
Distributions Reinvested	—	2	—	35
Redeemed	—	—	(349)	(83)
Class R6:
Subscribed	—	—	38	1
Distributions Reinvested	—	2	—	5
Redeemed	—	—	(25)	—
Class IR:
Distributions Reinvested	—	—	—	2
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3	82	(2,486)	3,739
Total Increase in Net Assets	79	242	27,827	33,370
Net Assets:
Beginning of Period	2,134	1,892	170,852	137,482
End of Period	$2,213	$2,134	$198,679	$170,852
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	International Resilience Portfolio		Passport Overseas Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	— @	5	312	602
Shares Issued on Distributions Reinvested	—	6	—	720
Shares Redeemed	(— @)	(5)	(380)	(1,178)
Net Increase (Decrease) in Class I Shares Outstanding	— @	6	(68)	144
Class A:
Shares Subscribed	1	—	101	151
Shares Issued on Distributions Reinvested	—	— @	—	351
Shares Redeemed	(1)	—	(149)	(473)
Net Increase (Decrease) in Class A Shares Outstanding	—	— @	(48)	29
Class L:
Shares Issued on Distributions Reinvested	—	—	—	29
Shares Redeemed	—	—	(9)	(20)
Net Increase (Decrease) in Class L Shares Outstanding	—	—	(9)	9
Class C:
Shares Subscribed	—	—	20	2
Shares Issued on Distributions Reinvested	—	— @	—	2
Shares Redeemed	—	—	(16)	(4)
Net Increase in Class C Shares Outstanding	—	— @	4	—
Class R6:
Shares Subscribed	—	—	2	— @
Shares Issued on Distributions Reinvested	—	— @	—	— @
Shares Redeemed	—	—	(1)	—
Net Increase in Class R6 Shares Outstanding	—	— @	1	— @
Class IR:
Shares Issued on Distributions Reinvested	—	—	—	— @

@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)

	Permanence Portfolio (consolidated)		US Core Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(2)	$1	$100	$(673)
Net Realized Gain	368	534	14,993	7,809
Net Change in Unrealized Appreciation (Depreciation)	(253)	294	(3,888)	54,426
Net Increase in Net Assets Resulting from Operations	113	829	11,205	61,562
Dividends and Distributions to Shareholders:
Class I	—	(660)	—	—
Class A	—	(107)	—	—
Class C	—	(5)	—	—
Class R6	—	(12)	—	—
Total Dividends and Distributions to Shareholders	—	(784)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	—	1	29,485	104,332
Distributions Reinvested	—	660	—	—
Redeemed	(1,710)	(1)	(51,511)	(121,732)
Class A:
Subscribed	157	226	8,783	19,092
Distributions Reinvested	—	107	—	—
Redeemed	(345)	(124)	(9,425)	(15,602)
Class C:
Subscribed	5	—	3,737	10,548
Distributions Reinvested	—	5	—	—
Redeemed	(5)	—	(8,313)	(10,525)
Class R6:
Subscribed	—	—	1,358	377
Distributions Reinvested	—	12	—	—
Redeemed	—	—	(331)	(406)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,898)	886	(26,217)	(13,916)
Total Increase (Decrease) in Net Assets	(1,785)	931	(15,012)	47,646
Net Assets:
Beginning of Period	5,556	4,625	432,516	384,870
End of Period	$3,771	$5,556	$417,504	$432,516
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

June 30, 2026
Statements of Changes in Net Assets (cont'd)
	Permanence Portfolio (consolidated)		US Core Portfolio
	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	— @	870	3,381
Shares Issued on Distributions Reinvested	—	50	—	—
Shares Redeemed	(131)	(— @)	(1,517)	(3,929)
Net Increase (Decrease) in Class I Shares Outstanding	(131)	50	(647)	(548)
Class A:
Shares Subscribed	12	15	260	619
Shares Issued on Distributions Reinvested	—	8	—	—
Shares Redeemed	(26)	(9)	(281)	(501)
Net Increase (Decrease) in Class A Shares Outstanding	(14)	14	(21)	118
Class C:
Shares Subscribed	— @	—	120	361
Shares Issued on Distributions Reinvested	—	— @	—	—
Shares Redeemed	(— @)	—	(263)	(363)
Net Decrease in Class C Shares Outstanding	—	— @	(143)	(2)
Class R6:
Shares Subscribed	—	—	41	12
Shares Issued on Distributions Reinvested	—	1	—	—
Shares Redeemed	—	—	(10)	(13)
Net Increase (Decrease) in Class R6 Shares Outstanding	—	1	31	(1)

@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Advantage Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.27	$23.77	$17.70	$12.10	$33.57	$43.28
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)	(0.13)	(0.08)	(0.08)	(0.14)	(0.32)
Net Realized and Unrealized Gain (Loss)	(0.87)	4.64	6.51	5.68	(17.90)	(1.61)
Total from Investment Operations	(0.93)	4.51	6.43	5.60	(18.04)	(1.93)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.01)	(0.36)	—	—	—
Net Realized Gain	—	—	—	—	(3.43)	(7.78)
Total Distributions	—	(0.01)	(0.36)	—	(3.43)	(7.78)
Net Asset Value, End of Period	$27.34	$28.27	$23.77	$17.70	$12.10	$33.57
Total Return(2)	(3.25)%(3)	18.96%	36.16%	46.28%(4)	(54.54)%	(4.45)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$102,577	$101,033	$104,895	$120,584	$112,250	$576,158
Ratio of Expenses Before Expense Limitation	1.01%(5)	1.02%	1.03%	1.01%	0.97%	0.88%
Ratio of Expenses After Expense Limitation	0.84%(5)(6)	0.84%(6)	0.85%(6)	0.81%(6)(7)	0.85%(6)	0.85%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.84%(6)	0.85%(6)	N/A	0.85%(6)	N/A
Ratio of Net Investment Loss	(0.44)%(5)(6)	(0.47)%(6)	(0.43)%(6)	(0.54)%(6)(7)	(0.68)%(6)	(0.73)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	40%(3)	61%	57%	42%	51%	69%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.85%	(0.58)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Advantage Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.55	$22.40	$16.70	$11.45	$32.26	$42.02
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)	(0.21)	(0.14)	(0.12)	(0.19)	(0.44)
Net Realized and Unrealized Gain (Loss)	(0.81)	4.36	6.13	5.37	(17.19)	(1.54)
Total from Investment Operations	(0.91)	4.15	5.99	5.25	(17.38)	(1.98)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.29)	—	—	—
Net Realized Gain	—	—	—	—	(3.43)	(7.78)
Total Distributions	—	—	(0.29)	—	(3.43)	(7.78)
Net Asset Value, End of Period	$25.64	$26.55	$22.40	$16.70	$11.45	$32.26
Total Return(2)	(3.43)%(3)	18.53%	35.75%	45.85%(4)	(54.71)%	(4.72)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,279	$50,567	$46,723	$46,114	$39,913	$117,424
Ratio of Expenses Before Expense Limitation	1.26%(5)	1.28%	1.29%	1.26%	1.23%	1.14%
Ratio of Expenses After Expense Limitation	1.19%(5)(6)	1.18%(6)	1.17%(6)	1.13%(6)(7)	1.19%(6)	1.14%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.18%(6)	1.17%(6)	N/A	1.19%(6)	N/A
Ratio of Net Investment Loss	(0.79)%(5)(6)	(0.81)%(6)	(0.76)%(6)	(0.87)%(6)(7)	(1.02)%(6)	(1.02)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	40%(3)	61%	57%	42%	51%	69%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.18%	(0.92)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Advantage Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.85	$23.45	$17.47	$11.96	$33.31	$43.04
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)	(0.16)	(0.11)	(0.10)	(0.16)	(0.36)
Net Realized and Unrealized Gain (Loss)	(0.85)	4.56	6.42	5.61	(17.76)	(1.59)
Total from Investment Operations	(0.92)	4.40	6.31	5.51	(17.92)	(1.95)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.33)	—	—	—
Net Realized Gain	—	—	—	—	(3.43)	(7.78)
Total Distributions	—	—	(0.33)	—	(3.43)	(7.78)
Net Asset Value, End of Period	$26.93	$27.85	$23.45	$17.47	$11.96	$33.31
Total Return(2)	(3.30)%(3)	18.76%	35.97%	46.07%(4)	(54.61)%	(4.54)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,608	$1,667	$1,659	$1,616	$1,261	$4,120
Ratio of Expenses Before Expense Limitation	1.87%(5)	1.92%	1.95%	1.92%	1.79%	1.65%
Ratio of Expenses After Expense Limitation	0.98%(5)(6)	0.98%(6)	0.99%(6)	0.94%(6)(7)	0.99%(6)	0.94%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.98%(6)	0.99%(6)	N/A	0.99%(6)	N/A
Ratio of Net Investment Loss	(0.58)%(5)(6)	(0.61)%(6)	(0.57)%(6)	(0.68)%(6)(7)	(0.81)%(6)	(0.82)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	40%(3)	61%	57%	42%	51%	69%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.99%	(0.73)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Advantage Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.06	$20.45	$15.26	$10.55	$30.48	$40.44
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.17)	(0.36)	(0.25)	(0.21)	(0.31)	(0.71)
Net Realized and Unrealized Gain (Loss)	(0.74)	3.97	5.57	4.92	(16.19)	(1.47)
Total from Investment Operations	(0.91)	3.61	5.32	4.71	(16.50)	(2.18)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.13)	—	—	—
Net Realized Gain	—	—	—	—	(3.43)	(7.78)
Total Distributions	—	—	(0.13)	—	(3.43)	(7.78)
Net Asset Value, End of Period	$23.15	$24.06	$20.45	$15.26	$10.55	$30.48
Total Return(2)	(3.78)%(3)	17.65%	34.81%	44.64%(4)	(55.02)%	(5.41)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,233	$15,024	$18,241	$21,811	$20,422	$68,793
Ratio of Expenses Before Expense Limitation	2.00%(5)	2.03%	2.04%	2.01%	1.95%	1.84%
Ratio of Expenses After Expense Limitation	1.93%(5)(6)	1.93%(6)	1.92%(6)	1.89%(6)(7)	1.90%(6)	1.84%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.93%(6)	1.92%(6)	N/A	1.90%(6)	N/A
Ratio of Net Investment Loss	(1.53)%(5)(6)	(1.56)%(6)	(1.50)%(6)	(1.62)%(6)(7)	(1.72)%(6)	(1.72)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	40%(3)	61%	57%	42%	51%	69%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.93%	(1.66)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.46	$23.93	$17.82	$12.18	$33.74	$43.41
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)	(0.12)	(0.08)	(0.07)	(0.13)	(0.29)
Net Realized and Unrealized Gain (Loss)	(0.87)	4.67	6.55	5.71	(18.00)	(1.60)
Total from Investment Operations	(0.92)	4.55	6.47	5.64	(18.13)	(1.89)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.02)	(0.36)	—	—	—
Net Realized Gain	—	—	—	—	(3.43)	(7.78)
Total Distributions	—	(0.02)	(0.36)	—	(3.43)	(7.78)
Net Asset Value, End of Period	$27.54	$28.46	$23.93	$17.82	$12.18	$33.74
Total Return(3)	(3.23)%(4)	19.01%	36.19%	46.31%(5)	(54.53)%	(4.36)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$115,878	$48,753	$23,478	$17,305	$18,157	$47,842
Ratio of Expenses Before Expense Limitation	0.88%(6)	0.91%	0.96%	0.90%	0.86%	0.77%
Ratio of Expenses After Expense Limitation	0.80%(6)(7)	0.80%(7)	0.81%(7)	0.77%(7)(8)	0.81%(7)	0.77%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.80%(7)	0.81%(7)	N/A	0.81%(7)	N/A
Ratio of Net Investment Loss	(0.40)%(6)(7)	(0.43)%(7)	(0.39)%(7)	(0.50)%(7)(8)	(0.64)%(7)	(0.65)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	40%(4)	61%	57%	42%	51%	69%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.81%	(0.54)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Asia Opportunity Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.75	$21.31	$18.11	$19.49	$24.99	$31.72
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)	0.01	0.07	0.05	0.00 (2)	(0.12)
Net Realized and Unrealized Gain (Loss)	3.47	1.15	3.52	(1.38)	(5.50)	(6.39)
Total from Investment Operations	3.46	1.16	3.59	(1.33)	(5.50)	(6.51)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.72)	(0.39)	(0.05)	—	—
Net Realized Gain	—	—	—	—	—	(0.22)
Total Distributions	—	(0.72)	(0.39)	(0.05)	—	(0.22)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$25.21	$21.75	$21.31	$18.11	$19.49	$24.99
Total Return(3)	15.91%(4)	5.50%	19.72%	(6.83)%(5)	(22.01)%	(20.52)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,822	$93,327	$96,057	$99,101	$154,092	$320,534
Ratio of Expenses Before Expense Limitation	1.40%(6)	1.31%	1.28%	1.22%	1.17%	1.05%
Ratio of Expenses After Expense Limitation	1.11%(6)(7)	1.10%(7)	1.10%(7)	1.07%(7)(8)	1.10%(7)	1.05%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.09%(6)(7)	1.10%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.12)%(6)(7)	0.04%(7)	0.36%(7)	0.25%(7)(8)	0.01%(7)	(0.41)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	24%(4)	20%	19%	16%	14%	65%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.09%	0.23%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.30	$20.88	$17.75	$19.12	$24.58	$31.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.05)	(0.06)	0.01	(0.02)	(0.06)	(0.20)
Net Realized and Unrealized Gain (Loss)	3.40	1.12	3.44	(1.35)	(5.40)	(6.29)
Total from Investment Operations	3.35	1.06	3.45	(1.37)	(5.46)	(6.49)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.64)	(0.32)	—	—	—
Net Realized Gain	—	—	—	—	—	(0.22)
Total Distributions	—	(0.64)	(0.32)	—	—	(0.22)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$24.65	$21.30	$20.88	$17.75	$19.12	$24.58
Total Return(3)	15.73%(4)	5.15%	19.36%	(7.17)%(5)	(22.21)%	(20.74)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,893	$18,194	$19,120	$23,418	$29,072	$77,496
Ratio of Expenses Before Expense Limitation	1.65%(6)	1.58%	1.54%	1.53%	1.42%	1.32%
Ratio of Expenses After Expense Limitation	1.44%(6)(7)	1.43%(7)	1.40%(7)	1.40%(7)(8)	1.38%(7)	1.32%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.42%(6)(7)	1.43%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.46)%(6)(7)	(0.29)%(7)	0.05%(7)	(0.08)%(7)(8)	(0.29)%(7)	(0.69)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	24%(4)	20%	19%	16%	14%	65%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.43%	(0.11)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Asia Opportunity Portfolio

Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.45	$19.83	$16.86	$18.29	$23.69	$30.39
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)	(0.22)	(0.12)	(0.15)	(0.19)	(0.41)
Net Realized and Unrealized Gain (Loss)	3.25	1.08	3.24	(1.28)	(5.21)	(6.07)
Total from Investment Operations	3.12	0.86	3.12	(1.43)	(5.40)	(6.48)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.24)	(0.15)	—	—	—
Net Realized Gain	—	—	—	—	—	(0.22)
Total Distributions	—	(0.24)	(0.15)	—	—	(0.22)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$23.57	$20.45	$19.83	$16.86	$18.29	$23.69
Total Return(3)	15.26%(4)	4.35%	18.47%	(7.82)%(5)	(22.79)%	(21.32)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,512	$2,714	$6,772	$9,174	$13,816	$18,947
Ratio of Expenses Before Expense Limitation	2.53%(6)	2.37%	2.29%	2.26%	2.15%	2.05%
Ratio of Expenses After Expense Limitation	2.21%(6)(7)	2.20%(7)	2.15%(7)	2.14%(7)(8)	2.11%(7)	2.05%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.19%(6)(7)	2.20%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(1.22)%(6)(7)	(1.07)%(7)	(0.70)%(7)	(0.82)%(7)(8)	(1.00)%(7)	(1.41)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	24%(4)	20%	19%	16%	14%	65%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.16%	(0.84)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Asia Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.83	$21.38	$18.15	$19.55	$25.04	$31.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)	0.02	0.08	0.06	0.01	(0.09)
Net Realized and Unrealized Gain (Loss)	3.43	1.15	3.54	(1.40)	(5.50)	(6.41)
Total from Investment Operations	3.42	1.17	3.62	(1.34)	(5.49)	(6.50)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.73)	(0.40)	(0.06)	—	—
Net Realized Gain	—	—	—	—	—	(0.22)
Total Distributions	—	(0.73)	(0.40)	(0.06)	—	(0.22)
Redemption Fees	0.05	0.01	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$25.30	$21.83	$21.38	$18.15	$19.55	$25.04
Total Return(4)	15.90%(5)	5.59%	19.90%	(6.80)%(6)	(21.96)%	(20.46)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$188	$3,314	$3,145	$9,737	$10,510	$13,400
Ratio of Expenses Before Expense Limitation	1.49%(7)	1.25%	1.28%	1.17%	1.12%	0.98%
Ratio of Expenses After Expense Limitation	1.05%(7)(8)	1.05%(8)	1.05%(8)	1.02%(8)(9)	1.05%(8)	0.98%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.04%(7)(8)	1.05%(8)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.06)%(7)(8)	0.09%(8)	0.41%(8)	0.29%(8)(9)	0.06%(8)	(0.31)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(7)	0.00%(10)	0.00%(10)	0.01%	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	24%(5)	20%	19%	16%	14%	65%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.04%	0.27%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Developing Opportunity Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.74	$10.03	$8.65	$8.21	$11.79	$14.50
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.03)	(0.02)	(0.01)	(0.00)(2)	(0.04)	(0.10)
Net Realized and Unrealized Gain (Loss)	1.75	0.81	1.47	0.44	(3.54)	(2.61)
Total from Investment Operations	1.72	0.79	1.46	0.44	(3.58)	(2.71)
Net Investment Income	—	(0.08)	(0.08)	—	—	—
Redemption Fees	—	0.00 (2)	—	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$12.46	$10.74	$10.03	$8.65	$8.21	$11.79
Total Return(3)	15.58%(4)	8.29%	16.79%	5.36%(5)	(30.36)%	(18.69)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,305	$57,681	$23,319	$26,984	$66,056	$197,435
Ratio of Expenses Before Expense Limitation	1.86%(6)	1.94%	2.00%	1.69%	1.45%	1.23%
Ratio of Expenses After Expense Limitation	1.26%(6)(7)	1.16%(7)(8)	1.15%(7)	1.12%(7)(9)	1.15%(7)	1.15%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.14%(6)(7)	1.14%(7)	N/A	N/A	1.15%(7)	N/A
Ratio of Net Investment Loss	(0.63)%(6)(7)	(0.18)%(7)	(0.12)%(7)	(0.04)%(7)(9)	(0.42)%(7)	(0.73)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	37%(4)	51%	29%	15%	31%	64%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.15%	(0.07)%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Developing Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.62	$9.91	$8.55	$8.15	$11.73	$14.47
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)	(0.06)	(0.04)	(0.03)	(0.06)	(0.14)
Net Realized and Unrealized Gain (Loss)	1.75	0.81	1.44	0.43	(3.52)	(2.60)
Total from Investment Operations	1.69	0.75	1.40	0.40	(3.58)	(2.74)
Net Investment Income	—	(0.04)	(0.04)	—	—	—
Redemption Fees	—	0.00 (2)	—	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$12.31	$10.62	$9.91	$8.55	$8.15	$11.73
Total Return(3)	15.48%(4)	7.96%	16.40%	4.91%(5)	(30.52)%	(18.94)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,188	$2,842	$4,940	$4,981	$5,057	$11,974
Ratio of Expenses Before Expense Limitation	2.28%(6)	2.31%	2.32%	1.99%	1.69%	1.48%
Ratio of Expenses After Expense Limitation	1.71%(6)(7)	1.51%(7)(8)	1.47%(7)	1.44%(7)(9)	1.45%(7)	1.46%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.49%(6)(7)	1.49%(7)	N/A	N/A	1.44%(7)	N/A
Ratio of Net Investment Loss	(1.09)%(6)(7)	(0.53)%(7)	(0.44)%(7)	(0.38)%(7)(9)	(0.69)%(7)	(1.03)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	37%(4)	51%	29%	15%	31%	64%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.50%	(0.44)%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Developing Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.23	$9.58	$8.29	$7.97	$11.55	$14.36
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)	(0.13)	(0.11)	(0.09)	(0.12)	(0.24)
Net Realized and Unrealized Gain (Loss)	1.67	0.78	1.40	0.41	(3.46)	(2.57)
Total from Investment Operations	1.58	0.65	1.29	0.32	(3.58)	(2.81)
Redemption Fees	—	0.00 (2)	—	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$11.81	$10.23	$9.58	$8.29	$7.97	$11.55
Total Return(3)	15.11%(4)	7.10%	15.56%	4.15%(5)	(31.08)%	(19.57)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,350	$2,062	$2,640	$3,260	$4,076	$6,911
Ratio of Expenses Before Expense Limitation	3.10%(6)	3.06%	3.10%	2.74%	2.45%	2.21%
Ratio of Expenses After Expense Limitation	2.43%(6)(7)	2.26%(7)(8)	2.25%(7)	2.20%(7)(9)	2.21%(7)	2.19%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.24%(6)(7)	2.24%(7)	N/A	N/A	2.20%(7)	N/A
Ratio of Net Investment Loss	(1.81)%(6)(7)	(1.28)%(7)	(1.22)%(7)	(1.12)%(7)(9)	(1.44)%(7)	(1.78)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	37%(4)	51%	29%	15%	31%	64%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.25%	(1.17)%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Developing Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.77	$10.05	$8.67	$8.23	$11.80	$14.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)	(0.01)	0.00 (3)	0.00 (3)	(0.03)	(0.10)
Net Realized and Unrealized Gain (Loss)	1.78	1.14	1.46	0.44	(3.54)	(2.61)
Total from Investment Operations	1.74	1.13	1.46	0.44	(3.57)	(2.71)
Net Investment Income	—	(0.08)	(0.08)	—	—	—
Redemption Fees	—	(0.33)	—	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$12.51	$10.77	$10.05	$8.67	$8.23	$11.80
Total Return(4)	15.83%(5)	8.30%	16.81%	5.35%(6)	(30.25)%	(18.68)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13	$11	$10	$10	$8	$12
Ratio of Expenses Before Expense Limitation	19.90%(7)	21.74%	25.49%	29.92%	24.48%	17.42%
Ratio of Expenses After Expense Limitation	1.33%(7)(8)(9)	1.11%(8)(9)	1.10%(8)	1.03%(8)(10)	1.11%(8)(9)	1.10%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.09%(7)(8)	1.10%(8)	N/A	N/A	1.10%(8)	N/A
Ratio of Net Investment Income (Loss)	(0.73)%(7)(8)	(0.13)%(8)	(0.07)%(8)	0.05%(8)(10)	(0.34)%(8)	(0.69)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(7)	0.01%	0.00%(11)	0.00%(11)	0.00%(11)	0.00%(11)
Portfolio Turnover Rate	37%(5)	51%	29%	15%	31%	64%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(9)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(10)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.09%	(0.01)%

(11)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Emerging Markets Leaders Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.66	$15.08	$14.75	$13.15	$19.77	$19.43
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.07	0.09	(0.02)	(0.01)	(0.08)	(0.19)
Net Realized and Unrealized Gain (Loss)	2.43	1.48	0.35	1.61	(6.54)	0.55
Total from Investment Operations	2.50	1.57	0.33	1.60	(6.62)	0.36
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	—	(0.02)
Redemption Fees	0.00 (2)	0.01	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$19.16	$16.66	$15.08	$14.75	$13.15	$19.77
Total Return(3)	14.87%(4)	10.61%	2.24%	12.17%(5)	(33.49)%	1.84%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$91,347	$114,279	$176,361	$255,999	$259,940	$339,152
Ratio of Expenses Before Expense Limitation	1.40%(6)	1.30%	1.16%	1.13%	1.27%	1.23%
Ratio of Expenses After Expense Limitation	1.00%(6)(7)	0.98%(7)	1.02%(7)(8)	1.03%(7)(9)	1.15%(7)(10)	1.18%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99%(6)(7)	N/A	N/A	N/A	N/A	1.18%(7)
Ratio of Net Investment Income (Loss)	0.79%(6)(7)	0.59%(7)	(0.17)%(7)	(0.08)%(7)(9)	(0.50)%(7)	(0.92)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(11)	0.01%	0.00%(11)	0.00%(11)	0.01%	0.00%(11)
Portfolio Turnover Rate	80%(4)	59%	58%	54%	62%	27%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares. Prior to
June 18, 2024, the maximum ratio was 1.05% for Class I shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.05%	(0.10)%

(10)
Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to
October 1, 2022, the maximum ratio was 1.20% for Class I shares.

(11)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.09	$14.63	$14.36	$12.84	$19.37	$19.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.04	0.04	(0.08)	(0.05)	(0.12)	(0.24)
Net Realized and Unrealized Gain (Loss)	2.34	1.42	0.35	1.57	(6.41)	0.54
Total from Investment Operations	2.38	1.46	0.27	1.52	(6.53)	0.30
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	—	(0.02)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$18.47	$16.09	$14.63	$14.36	$12.84	$19.37
Total Return(3)	14.71%(4)	10.12%	1.88%	11.84%(5)	(33.71)%	1.56%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,942	$6,919	$8,839	$10,912	$13,113	$25,015
Ratio of Expenses Before Expense Limitation	1.68%(6)	1.60%	1.46%	1.40%	1.55%	1.52%
Ratio of Expenses After Expense Limitation	1.36%(6)(7)	1.34%(7)	1.37%(7)(8)	1.36%(7)(9)	1.45%(7)(10)	1.47%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35%(6)(7)	N/A	N/A	N/A	N/A	1.47%(7)
Ratio of Net Investment Income (Loss)	0.43%(6)(7)	0.23%(7)	(0.51)%(7)	(0.41)%(7)(9)	(0.83)%(7)	(1.21)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(11)	0.01%	0.00%(11)	0.00%(11)	0.01%	0.00%(11)
Portfolio Turnover Rate	80%(4)	59%	58%	54%	62%	27%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to
June 18, 2024, the maximum ratio was 1.40% for Class A shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.38%	(0.43)%

(10)
Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to
October 1, 2022, the maximum ratio was 1.55% for Class A shares.

(11)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.91	$13.66	$13.51	$12.17	$18.49	$18.37
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.07)	(0.18)	(0.15)	(0.22)	(0.38)
Net Realized and Unrealized Gain (Loss)	2.16	1.32	0.33	1.49	(6.10)	0.52
Total from Investment Operations	2.14	1.25	0.15	1.34	(6.32)	0.14
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	—	(0.02)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$17.05	$14.91	$13.66	$13.51	$12.17	$18.49
Total Return(3)	14.27%(4)	9.30%	1.11%	11.01%(5)	(34.18)%	0.75%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,848	$2,233	$2,542	$3,421	$4,179	$8,220
Ratio of Expenses Before Expense Limitation	2.46%(6)	2.43%	2.24%	2.16%	2.28%	2.29%
Ratio of Expenses After Expense Limitation	2.11%(6)(7)	2.09%(7)	2.12%(7)(8)	2.12%(7)(9)	2.17%(7)(10)	2.24%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10%(6)(7)	N/A	N/A	N/A	N/A	2.24%
Ratio of Net Investment Loss	(0.32)%(6)(7)	(0.52)%(7)	(1.26)%(7)	(1.17)%(7)(9)	(1.56)%(7)	(1.98)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(11)	0.01%	0.00%(11)	0.00%(11)	0.01%	0.00%(11)
Portfolio Turnover Rate	80%(4)	59%	58%	54%	62%	27%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to
June 18, 2024, the maximum ratio was 2.15% for Class C shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.14%	(1.19)%

(10)
Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to October 1, 2022, the maximum ratio was 2.30% for Class C shares.

(11)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Leaders Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.73	$15.14	$14.81	$13.19	$19.81	$19.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07	0.10	(0.02)	(0.01)	(0.09)	(0.17)
Net Realized and Unrealized Gain (Loss)	2.44	1.48	0.34	1.63	(6.53)	0.55
Total from Investment Operations	2.51	1.58	0.32	1.62	(6.62)	0.38
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	—	(0.02)
Redemption Fees	0.00 (3)	0.01	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$19.24	$16.73	$15.14	$14.81	$13.19	$19.81
Total Return(4)	14.93%(5)	10.63%	2.23%	12.28%(6)	(33.42)%	1.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$442	$370	$398	$371	$9,360	$41,692
Ratio of Expenses Before Expense Limitation	2.17%(7)	2.54%	2.35%	1.08%	1.20%	1.16%
Ratio of Expenses After Expense Limitation	0.96%(7)(8)	0.94%(8)	0.97%(8)(9)	0.99%(8)(10)	1.08%(8)(11)	1.10%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95%(7)(8)	N/A	N/A	N/A	N/A	1.10%(8)
Ratio of Net Investment Income (Loss)	0.83%(7)(8)	0.63%(8)	(0.12)%(8)	(0.03)%(8)(10)	(0.59)%(8)	(0.84)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(12)	0.01%	0.00%(12)	0.00%(12)	0.01%	0.00%(12)
Portfolio Turnover Rate	80%(5)	59%	58%	54%	62%	27%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(9)
Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class R6 shares. Prior to
June 18, 2024, the maximum ratio was 1.00% for Class R6 shares.

(10)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.04)%

(11)
Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class R6 shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class R6 shares.

(12)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Leaders Portfolio

	Class IR
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,				Period from April 12, 2021(1) to December 31, 2021
Selected Per Share Data and Ratios		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$16.72	$15.13	$14.80	$13.18	$19.81	$19.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.08	0.10	(0.02)	(0.01)	(0.07)	(0.12)
Net Realized and Unrealized Gain (Loss)	2.42	1.49	0.35	1.63	(6.56)	0.58
Total from Investment Operations	2.50	1.59	0.33	1.62	(6.63)	0.46
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	—	(0.02)
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$19.22	$16.72	$15.13	$14.80	$13.18	$19.81
Total Return(4)	14.87%(5)	10.64%	2.23%	12.29%(6)	(33.47)%	2.36%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10	$9	$8	$8	$7	$10
Ratio of Expenses Before Expense Limitation	22.69%(7)	26.99%	26.19%	29.98%	11.47%	14.15%(7)
Ratio of Expenses After Expense Limitation	0.96%(7)(8)	0.93%(8)	0.97%(8)(9)	0.98%(8)(10)	1.08%(8)(11)	1.10%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95%(7)(8)	N/A	N/A	N/A	N/A	1.10%(7)(8)
Ratio of Net Investment Income (Loss)	0.89%(7)(8)	0.64%(8)	(0.11)%(8)	(0.04)%(8)(10)	(0.44)%(8)	(0.80)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(12)	0.01%	0.00%(12)	0.00%(12)	0.01%	0.00%(12)
Portfolio Turnover Rate	80%(5)	59%	58%	54%	62%	27%

(1)	Commencement of Offering.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(9)
Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IR shares. Prior to
June 18, 2024, the maximum ratio was 1.00% for Class IR shares.

(10)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.06)%

(11)
Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class IR shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class IR shares.

(12)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Emerging Markets Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.04	$21.30	$19.95	$18.24	$25.44	$26.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.36	0.29	0.35	0.34	0.17
Net Realized and Unrealized Gain (Loss)	4.60	5.94	1.33	1.85	(6.72)	0.73
Total from Investment Operations	4.70	6.30	1.62	2.20	(6.38)	0.90
Distributions from and/or in Excess of:
Net Investment Income	—	(0.37)	(0.21)	(0.49)	(0.15)	(0.46)
Net Realized Gain	—	(13.19)	(0.06)	—	(0.67)	(1.85)
Total Distributions	—	(13.56)	(0.27)	(0.49)	(0.82)	(2.31)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$18.74	$14.04	$21.30	$19.95	$18.24	$25.44
Total Return(3)	33.48%(4)	32.24%	8.07%	12.16%(5)	(25.06)%	3.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$124,025	$75,779	$122,217	$147,876	$145,218	$272,406
Ratio of Expenses Before Expense Limitation	1.34%(6)	1.15%	1.10%	1.12%	1.16%	1.09%
Ratio of Expenses After Expense Limitation	1.01%(6)(7)	0.99%(7)	0.99%(7)	0.97%(7)(8)(9)	1.05%(7)	1.05%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99%(6)(7)	0.99%(7)	N/A	N/A	1.05%(7)	1.05%(7)
Ratio of Net Investment Income	1.19%(6)(7)	1.54%(7)	1.37%(7)	1.84%(7)(9)	1.68%(7)	0.61%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	29%(4)	30%	41%	34%	38%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares. Prior to
April 28, 2023, the maximum ratio was 1.05% for Class I shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.01%	1.80%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.19	$20.64	$19.34	$17.70	$24.69	$26.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06	0.27	0.21	0.27	0.26	0.08
Net Realized and Unrealized Gain (Loss)	4.33	5.74	1.29	1.79	(6.51)	0.71
Total from Investment Operations	4.39	6.01	1.50	2.06	(6.25)	0.79
Distributions from and/or in Excess of:
Net Investment Income	—	(0.27)	(0.14)	(0.42)	(0.07)	(0.38)
Net Realized Gain	—	(13.19)	(0.06)	—	(0.67)	(1.85)
Total Distributions	—	(13.46)	(0.20)	(0.42)	(0.74)	(2.23)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$17.58	$13.19	$20.64	$19.34	$17.70	$24.69
Total Return(3)	33.28%(4)	31.79%	7.69%	11.73%(5)	(25.31)%	3.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,812	$4,408	$5,579	$5,011	$4,978	$9,222
Ratio of Expenses Before Expense Limitation	1.63%(6)	1.49%	1.40%	1.44%	1.48%	1.39%
Ratio of Expenses After Expense Limitation	1.37%(6)(7)	1.35%(7)	1.35%(7)	1.33%(7)(8)(9)	1.38%(7)	1.36%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35%(6)(7)	1.35%(7)	N/A	N/A	1.38%(7)	1.36%(7)
Ratio of Net Investment Income	0.83%(6)(7)	1.18%(7)	1.01%(7)	1.48%(7)(9)	1.30%(7)	0.28%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	29%(4)	30%	41%	34%	38%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to
April 28, 2023, the maximum ratio was 1.40% for Class A shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.37%	1.44%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.34	$20.03	$18.78	$17.20	$24.05	$25.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02	0.15	0.10	0.18	0.16	(0.06)
Net Realized and Unrealized Gain (Loss)	4.05	5.53	1.24	1.74	(6.34)	0.68
Total from Investment Operations	4.07	5.68	1.34	1.92	(6.18)	0.62
Distributions from and/or in Excess of:
Net Investment Income	—	(0.18)	(0.03)	(0.34)	—	(0.23)
Net Realized Gain	—	(13.19)	(0.06)	—	(0.67)	(1.85)
Total Distributions	—	(13.37)	(0.09)	(0.34)	(0.67)	(2.08)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$16.41	$12.34	$20.03	$18.78	$17.20	$24.05
Total Return(3)	32.87%(4)	31.18%	7.12%	11.19%(5)	(25.68)%	2.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$220	$166	$170	$170	$169	$233
Ratio of Expenses Before Expense Limitation	2.82%(6)	3.02%	3.03%	3.19%	2.88%	2.69%
Ratio of Expenses After Expense Limitation	1.87%(6)(7)	1.85%(7)	1.85%(7)	1.83%(7)(8)(9)	1.90%(7)	1.90%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85%(6)(7)	1.85%(7)	N/A	N/A	1.90%(7)	1.90%(7)
Ratio of Net Investment Income (Loss)	0.33%(6)(7)	0.68%(7)	0.51%(7)	0.98%(7)(9)	0.87%(7)	(0.23)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	29%(4)	30%	41%	34%	38%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to
April 28, 2023, the maximum ratio was 1.90% for Class L shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.87%	0.94%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.40	$19.98	$18.78	$17.12	$24.01	$25.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01	0.09	0.05	0.13	0.09	(0.10)
Net Realized and Unrealized Gain (Loss)	4.05	5.52	1.25	1.74	(6.31)	0.67
Total from Investment Operations	4.06	5.61	1.30	1.87	(6.22)	0.57
Distributions from and/or in Excess of:
Net Investment Income	—	(0.00)(2)	(0.04)	(0.21)	—	—
Net Realized Gain	—	(13.19)	(0.06)	—	(0.67)	(1.85)
Total Distributions	—	(13.19)	(0.10)	(0.21)	(0.67)	(1.85)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$16.46	$12.40	$19.98	$18.78	$17.12	$24.01
Total Return(3)	32.74%(4)	30.81%	6.89%	10.93%(5)	(25.89)%	2.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$576	$327	$325	$173	$338	$531
Ratio of Expenses Before Expense Limitation	2.61%(6)	2.81%	3.13%	3.13%	2.97%	2.42%
Ratio of Expenses After Expense Limitation	2.12%(6)(7)	2.10%(7)	2.10%(7)	2.10%(7)(8)(9)	2.15%(7)	2.15%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10%(6)(7)	2.10%(7)	N/A	N/A	2.15%(7)	2.15%(7)
Ratio of Net Investment Income (Loss)	0.08%(6)(7)	0.43%(7)	0.26%(7)	0.71%(7)(9)	0.47%(7)	(0.39)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	29%(4)	30%	41%	34%	38%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to
April 28, 2023, the maximum ratio was 2.15% for Class C shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.12%	0.69%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.01	$21.28	$19.93	$18.23	$25.43	$26.85
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10	0.36	0.30	0.36	0.35	0.20
Net Realized and Unrealized Gain (Loss)	4.60	5.95	1.33	1.85	(6.71)	0.72
Total from Investment Operations	4.70	6.31	1.63	2.21	(6.36)	0.92
Distributions from and/or in Excess of:
Net Investment Income	—	(0.39)	(0.22)	(0.51)	(0.17)	(0.49)
Net Realized Gain	—	(13.19)	(0.06)	—	(0.67)	(1.85)
Total Distributions	—	(13.58)	(0.28)	(0.51)	(0.84)	(2.34)
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$18.71	$14.01	$21.28	$19.93	$18.23	$25.43
Total Return(4)	33.55%(5)	32.25%	8.13%	12.18%(6)	(24.98)%	3.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,056	$52,793	$390,597	$363,988	$327,910	$439,730
Ratio of Expenses Before Expense Limitation	1.21%(7)	1.03%	0.98%	1.00%	1.06%	0.98%
Ratio of Expenses After Expense Limitation	0.97%(7)(8)	0.95%(8)	0.95%(8)	0.91%(8)(9)	0.95%(8)	0.95%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95%(7)(8)	0.95%(8)	N/A	N/A	0.95%(8)	0.95%(8)
Ratio of Net Investment Income	1.23%(7)(8)	1.58%(8)	1.41%(8)	1.90%(8)(9)	1.75%(8)	0.71%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	29%(5)	30%	41%	34%	38%	39%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.86%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Emerging Markets Portfolio

	Class IR
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.01	$21.28	$19.93	$18.23	$25.43	$26.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.37	0.30	0.36	0.35	0.20
Net Realized and Unrealized Gain (Loss)	4.60	5.94	1.33	1.85	(6.71)	0.72
Total from Investment Operations	4.70	6.31	1.63	2.21	(6.36)	0.92
Distributions from and/or in Excess of:
Net Investment Income	—	(0.39)	(0.22)	(0.51)	(0.17)	(0.49)
Net Realized Gain	—	(13.19)	(0.06)	—	(0.67)	(1.85)
Total Distributions	—	(13.58)	(0.28)	(0.51)	(0.84)	(2.34)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$18.71	$14.01	$21.28	$19.93	$18.23	$25.43
Total Return(3)	33.55%(4)	32.25%	8.13%	12.18%(5)	(24.98)%	3.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20	$15	$11	$10	$9	$12
Ratio of Expenses Before Expense Limitation	12.90%(6)	17.66%	19.80%	22.94%	22.06%	16.98%
Ratio of Expenses After Expense Limitation	0.97%(6)(7)	0.95%(7)	0.95%(7)	0.91%(7)(8)	0.95%(7)	0.95%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95%(6)(7)	0.95%(7)	N/A	N/A	0.95%(7)	0.95%(7)
Ratio of Net Investment Income	1.21%(6)(7)	1.58%(7)	1.40%(7)	1.89%(7)(8)	1.75%(7)	0.71%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	29%(4)	30%	41%	34%	38%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.85%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Global Concentrated Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.05	$23.44	$17.67	$15.04	$19.41	$17.12
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06	(0.00)(2)	0.00 (2)	0.13	0.03	0.01
Net Realized and Unrealized Gain (Loss)	1.26	4.12	5.82	2.64	(4.36)	3.02
Total from Investment Operations	1.32	4.12	5.82	2.77	(4.33)	3.03
Distributions from and/or in Excess of:
Net Investment Income	—	(0.02)	(0.05)	(0.14)	(0.03)	—
Net Realized Gain	—	(0.49)	—	—	(0.00)(2)	(0.74)
Paid-in-Capital	—	—	—	—	(0.01)	—
Total Distributions	—	(0.51)	(0.05)	(0.14)	(0.04)	(0.74)
Net Asset Value, End of Period	$28.37	$27.05	$23.44	$17.67	$15.04	$19.41
Total Return(3)	4.88%(4)	17.59%	32.91%	18.42%(5)	(22.28)%	17.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$377,964	$324,830	$203,761	$95,405	$70,730	$98,522
Ratio of Expenses Before Expense Limitation	0.99%(6)	1.05%	1.06%	1.12%	1.20%	1.17%
Ratio of Expenses After Expense Limitation	0.99%(6)(7)	1.00%(7)	1.00%(7)	0.99%(7)(8)	1.00%(7)	1.00%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99%(6)(7)	1.00%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	0.48%(6)(7)	(0.01)%(7)	0.00%(7)(9)	0.78%(7)(8)	0.20%(7)	0.04%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	43%(4)	51%	43%	51%	34%	33%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.00%	0.77%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Concentrated Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.65	$23.15	$17.47	$14.88	$19.20	$17.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03	(0.09)	(0.06)	0.08	(0.01)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.23	4.08	5.74	2.60	(4.31)	2.99
Total from Investment Operations	1.26	3.99	5.68	2.68	(4.32)	2.94
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.09)	—	—
Net Realized Gain	—	(0.49)	—	—	(0.00)(2)	(0.74)
Total Distributions	—	(0.49)	—	(0.09)	(0.00)(2)	(0.74)
Net Asset Value, End of Period	$27.91	$26.65	$23.15	$17.47	$14.88	$19.20
Total Return(3)	4.73%(4)	17.27%	32.51%	18.05%(5)	(22.49)%	17.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,198	$21,041	$14,600	$8,088	$6,631	$8,245
Ratio of Expenses Before Expense Limitation	1.25%(6)	1.33%	1.33%	1.41%	1.49%	1.45%
Ratio of Expenses After Expense Limitation	1.25%(6)	1.33%(7)	1.29%(7)	1.27%(7)(8)	1.30%(7)	1.30%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.25%(6)(7)	1.33%(7)	N/A	N/A	N/A	(0.00)%(9)
Ratio of Net Investment Income (Loss)	0.22%(6)(7)	(0.34)%(7)	(0.29)%(7)	0.49%(7)(8)	(0.08)%(7)	(0.29)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	43%(4)	51%	43%	51%	34%	33%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.29%	0.47%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.23	$22.11	$16.82	$14.35	$18.66	$16.66
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)	(0.26)	(0.22)	(0.04)	(0.13)	(0.18)
Net Realized and Unrealized Gain (Loss)	1.17	3.87	5.51	2.51	(4.18)	2.92
Total from Investment Operations	1.10	3.61	5.29	2.47	(4.31)	2.74
Distributions from and/or in Excess of:
Net Realized Gain	—	(0.49)	—	—	(0.00)(2)	(0.74)
Net Asset Value, End of Period	$26.33	$25.23	$22.11	$16.82	$14.35	$18.66
Total Return(3)	4.36%(4)	16.36%	31.45%	17.21%(5)	(23.09)%	16.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,650	$13,717	$7,746	$5,164	$5,040	$7,969
Ratio of Expenses Before Expense Limitation	2.00%(6)	2.08%	2.10%	2.17%	2.24%	2.21%
Ratio of Expenses After Expense Limitation	2.00%(6)(7)	2.08%(7)	2.06%(7)	2.04%(7)(8)	2.05%(7)	2.06%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.00%(6)(7)	2.08%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.53)%(6)(7)	(1.09)%(7)	(1.06)%(7)	(0.27)%(7)(8)	(0.83)%(7)	(1.00)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	43%(4)	51%	43%	51%	34%	33%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.05%	(0.28)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Concentrated Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.09	$23.47	$17.70	$15.06	$19.44	$17.14
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07	0.01	0.01	0.14	0.03	0.04
Net Realized and Unrealized Gain (Loss)	1.27	4.13	5.82	2.65	(4.36)	3.00
Total from Investment Operations	1.34	4.14	5.83	2.79	(4.33)	3.04
Distributions from and/or in Excess of:
Net Investment Income	—	(0.03)	(0.06)	(0.15)	(0.04)	—
Net Realized Gain	—	(0.49)	—	—	(0.00)(3)	(0.74)
Paid-in-Capital	—	—	—	—	(0.01)	—
Total Distributions	—	(0.52)	(0.06)	(0.15)	(0.05)	(0.74)
Net Asset Value, End of Period	$28.43	$27.09	$23.47	$17.70	$15.06	$19.44
Total Return(4)	4.95%(5)	17.66%	32.90%	18.51%(6)	(22.25)%	17.86%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20	$59	$15	$11	$16	$73
Ratio of Expenses Before Expense Limitation	5.89%(7)	7.05%	9.05%	19.78%	9.89%	7.26%
Ratio of Expenses After Expense Limitation	0.95%(7)(8)	0.95%(8)	0.95%(8)	0.93%(8)(9)	0.95%(8)	0.95%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95%(7)(8)	0.94%(8)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	0.52%(7)(8)	0.04%(8)	0.06%(8)	0.84%(8)(9)	0.17%(8)	0.21%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	43%(5)	51%	43%	51%	34%	33%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	0.82%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Global Core Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.18	$20.98	$16.95	$14.47	$18.01	$15.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03	0.02	0.02	0.11	0.07	0.01
Net Realized and Unrealized Gain (Loss)	1.14	3.74	4.05	2.49	(3.56)	2.78
Total from Investment Operations	1.17	3.76	4.07	2.60	(3.49)	2.79
Distributions from and/or in Excess of:
Net Investment Income	—	(0.02)	(0.04)	(0.12)	(0.05)	—
Net Realized Gain	—	(0.54)	—	—	—	(0.77)
Total Distributions	—	(0.56)	(0.04)	(0.12)	(0.05)	(0.77)
Net Asset Value, End of Period	$25.35	$24.18	$20.98	$16.95	$14.47	$18.01
Total Return(2)	4.84%(3)	17.96%	23.98%	17.96%(4)	(19.37)%	17.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,216	$39,476	$26,030	$16,116	$14,324	$18,041
Ratio of Expenses Before Expense Limitation	1.40%(5)	1.57%	1.72%	1.99%	2.25%	2.13%
Ratio of Expenses After Expense Limitation	1.00%(5)(6)	1.00%(6)	1.00%(6)	0.96%(6)(7)	0.99%(6)	0.99%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A (5)(6)	1.00%(6)	1.00%(6)	N/A	N/A	N/A
Ratio of Net Investment Income	0.28%(5)(6)	0.08%(6)	0.09%(6)	0.70%(6)(7)	0.48%(6)	0.06%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	20%(3)	39%	39%	18%	17%	23%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.00%	0.66%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Core Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.83	$20.73	$16.78	$14.33	$17.85	$15.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.00)	(0.06)	(0.04)	0.06	0.01	(0.05)
Net Realized and Unrealized Gain (Loss)	1.11	3.70	3.99	2.46	(3.52)	2.75
Total from Investment Operations	1.11	3.64	3.95	2.52	(3.51)	2.70
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.07)	(0.01)	—
Net Realized Gain	—	(0.54)	—	—	—	(0.77)
Total Distributions	—	(0.54)	—	(0.07)	(0.01)	(0.77)
Net Asset Value, End of Period	$24.94	$23.83	$20.73	$16.78	$14.33	$17.85
Total Return(2)	4.66%(3)	17.61%	23.54%	17.62%(4)	(19.64)%	17.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,120	$11,527	$7,869	$5,221	$3,978	$2,678
Ratio of Expenses Before Expense Limitation	1.67%(5)	1.85%	2.00%	2.32%	2.60%	2.51%
Ratio of Expenses After Expense Limitation	1.30%(5)(6)	1.34%(6)	1.30%(6)	1.29%(6)(7)	1.35%(6)	1.35%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A (5)(6)	1.34%(6)	1.30%(6)	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.03)%(5)(6)	(0.26)%(6)	(0.21)%(6)	0.36%(6)(7)	0.09%(6)	(0.31)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	20%(3)	39%	39%	18%	17%	23%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.32%	0.33%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Core Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.46	$19.72	$16.09	$13.79	$17.29	$15.55
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)	(0.22)	(0.19)	(0.06)	(0.09)	(0.18)
Net Realized and Unrealized Gain (Loss)	1.05	3.50	3.82	2.36	(3.41)	2.69
Total from Investment Operations	0.96	3.28	3.63	2.30	(3.50)	2.51
Distributions from and/or in Excess of:
Net Realized Gain	—	(0.54)	—	—	—	(0.77)
Net Asset Value, End of Period	$23.42	$22.46	$19.72	$16.09	$13.79	$17.29
Total Return(2)	4.27%(3)	16.62%	22.62%	16.68%(4)	(20.24)%	16.32%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,950	$3,718	$2,857	$2,618	$2,186	$2,893
Ratio of Expenses Before Expense Limitation	2.45%(5)	2.66%	2.80%	3.12%	3.38%	3.25%
Ratio of Expenses After Expense Limitation	2.09%(5)(6)	2.10%(6)	2.10%(6)	2.07%(6)(7)	2.10%(6)	2.10%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A (5)(6)	2.10%(6)	2.10%(6)	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.81)%(5)(6)	(1.02)%(6)	(1.01)%(6)	(0.41)%(6)(7)	(0.65)%(6)	(1.06)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	20%(3)	39%	39%	18%	17%	23%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.10%	(0.44)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.20	$20.99	$16.96	$14.48	$18.01	$15.99
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04	0.03	0.03	0.11	0.08	0.02
Net Realized and Unrealized Gain (Loss)	1.13	3.75	4.05	2.50	(3.55)	2.77
Total from Investment Operations	1.17	3.78	4.08	2.61	(3.47)	2.79
Distributions from and/or in Excess of:
Net Investment Income	—	(0.03)	(0.05)	(0.13)	(0.06)	—
Net Realized Gain	—	(0.54)	—	—	—	(0.77)
Total Distributions	—	(0.57)	(0.05)	(0.13)	(0.06)	(0.77)
Net Asset Value, End of Period	$25.37	$24.20	$20.99	$16.96	$14.48	$18.01
Total Return(3)	4.83%(4)	18.04%	24.02%	18.00%(5)	(19.28)%	17.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16	$15	$13	$10	$15	$29
Ratio of Expenses Before Expense Limitation	14.09%(6)	16.59%	20.37%	16.70%	15.01%	13.09%
Ratio of Expenses After Expense Limitation	0.95%(6)(7)	0.95%(7)	0.95%(7)	0.93%(7)(8)	0.95%(7)	0.95%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A (6)(7)	0.95%(7)	0.95%(7)	N/A	N/A	N/A
Ratio of Net Investment Income	0.32%(6)(7)	0.14%(7)	0.13%(7)	0.72%(7)(8)	0.49%(7)	0.10%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	20%(4)	39%	39%	18%	17%	23%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	0.70%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Global Endurance Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.74	$16.73	$15.87	$9.37	$27.75	$26.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.05)	(0.05)	0.05	0.31	(0.13)	(0.28)
Net Realized and Unrealized Gain (Loss)	2.42	4.17	0.90	6.48	(18.25)	2.82
Total from Investment Operations	2.37	4.12	0.95	6.79	(18.38)	2.54
Distributions from and/or in Excess of:
Net Investment Income	—	(0.11)	(0.09)	(0.29)	—	(0.02)
Net Realized Gain	—	—	—	—	—	(1.28)
Total Distributions	—	(0.11)	(0.09)	(0.29)	—	(1.30)
Net Asset Value, End of Period	$23.11	$20.74	$16.73	$15.87	$9.37	$27.75
Total Return(2)	11.38%(3)	24.63%	5.98%	72.56%(4)	(66.23)%	9.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,733	$22,218	$24,735	$36,150	$17,152	$70,478
Ratio of Expenses Before Expense Limitation	2.70%(5)	1.96%	1.69%	1.62%	1.67%	1.34%
Ratio of Expenses After Expense Limitation	0.99%(5)(6)	1.00%(6)(7)	1.00%(6)	0.87%(6)(8)	1.00%(6)	0.99%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.99%(6)	1.00%(6)	N/A	1.00%(6)	N/A
Ratio of Net Investment Income (Loss)	(0.47)%(5)(6)	(0.24)%(6)	0.32%(6)	2.23%(6)(8)	(0.87)%(6)	(0.85)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	85%(3)	176%	157%	130%	67%	75%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	2.11%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Endurance Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.46	$16.50	$15.63	$9.23	$27.45	$26.33
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.08)	(0.11)	(0.00)(2)	0.26	(0.17)	(0.38)
Net Realized and Unrealized Gain (Loss)	2.37	4.12	0.87	6.38	(18.05)	2.80
Total from Investment Operations	2.29	4.01	0.87	6.64	(18.22)	2.42
Distributions from and/or in Excess of:
Net Investment Income	—	(0.05)	—	(0.24)	—	(0.02)
Net Realized Gain	—	—	—	—	—	(1.28)
Total Distributions	—	(0.05)	—	(0.24)	—	(1.30)
Net Asset Value, End of Period	$22.75	$20.46	$16.50	$15.63	$9.23	$27.45
Total Return(3)	11.19%(4)	24.27%	5.57%	72.03%(5)	(66.38)%	9.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,446	$2,537	$2,197	$7,463	$2,898	$5,239
Ratio of Expenses Before Expense Limitation	2.96%(6)	2.38%	2.04%	1.95%	1.99%	1.70%
Ratio of Expenses After Expense Limitation	1.34%(6)(7)	1.35%(7)(8)	1.35%(7)	1.23%(7)(9)	1.35%(7)	1.35%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.34%(7)	1.35%(7)	N/A	1.35%(7)	N/A
Ratio of Net Investment Income (Loss)	(0.82)%(6)(7)	(0.59)%(7)	(0.06)%(7)	1.87%(7)(9)	(1.22)%(7)	(1.16)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(10)	0.01%	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	85%(4)	176%	157%	130%	67%	75%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.34%	1.76%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Endurance Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.54	$15.85	$15.12	$8.96	$26.81	$25.93
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.15)	(0.24)	(0.12)	0.15	(0.28)	(0.62)
Net Realized and Unrealized Gain (Loss)	2.26	3.93	0.85	6.17	(17.57)	2.80
Total from Investment Operations	2.11	3.69	0.73	6.32	(17.85)	2.18
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.16)	—	(0.02)
Net Realized Gain	—	—	—	—	—	(1.28)
Total Distributions	—	—	—	(0.16)	—	(1.30)
Net Asset Value, End of Period	$21.65	$19.54	$15.85	$15.12	$8.96	$26.81
Total Return(2)	10.80%(3)	23.28%	4.83%	70.62%(4)	(66.58)%	8.41%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,370	$1,290	$1,034	$913	$519	$1,547
Ratio of Expenses Before Expense Limitation	3.71%(5)	3.20%	2.96%	3.03%	3.05%	2.53%
Ratio of Expenses After Expense Limitation	2.09%(5)(6)	2.10%(6)(7)	2.10%(6)	1.96%(6)(8)	2.10%(6)	2.10%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	2.09%(6)	2.10%(6)	N/A	2.10%(6)	N/A
Ratio of Net Investment Income (Loss)	(1.57)%(5)(6)	(1.34)%(6)	(0.78)%(6)	1.14%(6)(8)	(1.97)%(6)	(1.92)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	85%(3)	176%	157%	130%	67%	75%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.09%	1.01%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Endurance Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.77	$16.75	$15.89	$9.38	$27.78	$26.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)	(0.04)	0.06	0.31	(0.12)	(0.24)
Net Realized and Unrealized Gain (Loss)	2.42	4.18	0.91	6.50	(18.28)	2.79
Total from Investment Operations	2.38	4.14	0.97	6.81	(18.40)	2.55
Distributions from and/or in Excess of:
Net Investment Income	—	(0.12)	(0.11)	(0.30)	—	(0.02)
Net Realized Gain	—	—	—	—	—	(1.28)
Total Distributions	—	(0.12)	(0.11)	(0.30)	—	(1.30)
Net Asset Value, End of Period	$23.15	$20.77	$16.75	$15.89	$9.38	$27.78
Total Return(3)	11.41%(4)	24.72%	6.05%	72.66%(5)	(66.23)%	9.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43	$41	$27	$26	$12	$31
Ratio of Expenses Before Expense Limitation	7.85%(6)	8.78%	11.05%	17.07%	15.13%	7.59%
Ratio of Expenses After Expense Limitation	0.94%(6)(7)	0.95%(7)(8)	0.95%(7)	0.79%(7)(9)	0.95%(7)	0.95%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.94%(7)	0.95%(7)	N/A	0.95%(7)	N/A
Ratio of Net Investment Income (Loss)	(0.41)%(6)(7)	(0.19)%(7)	0.35%(7)	2.31%(7)(9)	(0.82)%(7)	(0.71)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(10)	0.01%	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	85%(4)	176%	157%	130%	67%	75%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)	Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.
(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	2.16%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Global Franchise Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.65	$33.56	$34.36	$30.10	$36.99	$31.20
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08	0.13	0.24	0.29	0.25	0.27
Net Realized and Unrealized Gain (Loss)	(3.43)	(0.07)	2.93	4.64	(6.63)	6.54
Total from Investment Operations	(3.35)	0.06	3.17	4.93	(6.38)	6.81
Distributions from and/or in Excess of:
Net Investment Income	—	(0.16)	(0.25)	(0.30)	(0.25)	(0.27)
Net Realized Gain	—	(3.81)	(3.72)	(0.37)	(0.26)	(0.74)
Paid-in-Capital	—	—	—	—	—	(0.01)
Total Distributions	—	(3.97)	(3.97)	(0.67)	(0.51)	(1.02)
Net Asset Value, End of Period	$26.30	$29.65	$33.56	$34.36	$30.10	$36.99
Total Return(2)	(11.30)%(3)	0.23%	8.97%	16.42%(4)	(17.24)%	21.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$624,729	$1,288,486	$1,959,326	$2,160,291	$2,046,621	$2,790,499
Ratio of Expenses Before Expense Limitation	1.01%(5)	0.96%	0.93%	0.92%	0.92%	0.91%
Ratio of Expenses After Expense Limitation	1.00%(5)(6)	0.95%(6)	0.93%(6)	0.92%(6)	0.92%(6)	0.91%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00%(6)	0.95%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	0.62%(5)(6)	0.36%(6)	0.66%(6)	0.88%(6)	0.79%(6)	0.79%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(7)	0.00%(7)	0.00%(7)	0.00%(7)	0.00%(7)	0.00%(7)
Portfolio Turnover Rate	31%(3)	35%	35%	15%	15%	17%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.68	$32.58	$33.46	$29.32	$36.05	$30.44
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05	0.04	0.15	0.20	0.17	0.18
Net Realized and Unrealized Gain (Loss)	(3.33)	(0.07)	2.85	4.53	(6.46)	6.37
Total from Investment Operations	(3.28)	(0.03)	3.00	4.73	(6.29)	6.55
Distributions from and/or in Excess of:
Net Investment Income	—	(0.06)	(0.16)	(0.22)	(0.18)	(0.19)
Net Realized Gain	—	(3.81)	(3.72)	(0.37)	(0.26)	(0.74)
Paid-in-Capital	—	—	—	—	—	(0.01)
Total Distributions	—	(3.87)	(3.88)	(0.59)	(0.44)	(0.94)
Net Asset Value, End of Period	$25.40	$28.68	$32.58	$33.46	$29.32	$36.05
Total Return(2)	(11.44)%(3)	(0.04)%	8.71%	16.16%(4)	(17.45)%	21.61%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$136,775	$209,266	$295,908	$337,938	$328,979	$395,450
Ratio of Expenses Before Expense Limitation	1.27%(5)	1.21%	1.16%	1.17%	1.16%	1.16%
Ratio of Expenses After Expense Limitation	1.27%(5)(6)	1.20%(6)	1.16%(6)	1.16%(6)(7)	1.16%(6)	1.16%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.27%(6)	1.20%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	0.35%(5)(6)	0.11%(6)	0.43%(6)	0.64%(6)(7)	0.57%(6)	0.54%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	31%(3)	35%	35%	15%	15%	17%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.17%	0.63%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.48	$32.50	$33.41	$29.29	$36.01	$30.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)	(0.15)	(0.03)	0.04	0.02	0.01
Net Realized and Unrealized Gain (Loss)	(3.30)	(0.06)	2.84	4.51	(6.45)	6.36
Total from Investment Operations	(3.32)	(0.21)	2.81	4.55	(6.43)	6.37
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.06)	(0.03)	(0.02)
Net Realized Gain	—	(3.81)	(3.72)	(0.37)	(0.26)	(0.74)
Paid-in-Capital	—	—	—	—	—	(0.01)
Total Distributions	—	(3.81)	(3.72)	(0.43)	(0.29)	(0.77)
Net Asset Value, End of Period	$25.16	$28.48	$32.50	$33.41	$29.29	$36.01
Total Return(2)	(11.66)%(3)	(0.58)%	8.15%	15.57%(4)	(17.86)%	21.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,083	$6,953	$7,868	$8,048	$7,397	$9,473
Ratio of Expenses Before Expense Limitation	1.80%(5)	1.77%	1.67%	1.67%	1.66%	1.66%
Ratio of Expenses After Expense Limitation	1.80%(5)(6)	1.77%(6)	1.67%(6)	1.66%(6)(7)	1.66%(6)	1.66%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.80%(6)	1.77%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.18)%(5)(6)	(0.45)%(6)	(0.08)%(6)	0.13%(6)(7)	0.06%(6)	0.05%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	31%(3)	35%	35%	15%	15%	17%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.67%	0.12%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.43	$31.50	$32.56	$28.57	$35.18	$29.77
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.20)	(0.11)	(0.03)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss)	(3.17)	(0.06)	2.77	4.39	(6.29)	6.21
Total from Investment Operations	(3.22)	(0.26)	2.66	4.36	(6.35)	6.15
Distributions from and/or in Excess of:
Net Realized Gain	—	(3.81)	(3.72)	(0.37)	(0.26)	(0.74)
Paid-in-Capital	—	—	—	—	—	(0.00)(2)
Total Distributions	—	(3.81)	(3.72)	(0.37)	(0.26)	(0.74)
Net Asset Value, End of Period	$24.21	$27.43	$31.50	$32.56	$28.57	$35.18
Total Return(3)	(11.74)%(4)	(0.77)%	7.90%	15.29%(5)	(18.06)%	20.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,389	$50,931	$85,085	$103,671	$110,399	$157,721
Ratio of Expenses Before Expense Limitation	2.02%(6)	1.95%	1.90%	1.91%	1.90%	1.90%
Ratio of Expenses After Expense Limitation	2.02%(6)(7)	1.95%(7)	1.90%(7)	1.90%(7)(8)	1.90%(7)	1.90%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.02%(7)	1.95%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.40)%(6)(7)	(0.63)%(7)	(0.31)%(7)	(0.10)%(7)(8)	(0.19)%(7)	(0.20)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	31%(4)	35%	35%	15%	15%	17%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.91%	(0.11)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Franchise Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.65	$33.57	$34.37	$30.11	$37.01	$31.21
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10	0.17	0.28	0.31	0.29	0.31
Net Realized and Unrealized Gain (Loss)	(3.43)	(0.07)	2.93	4.65	(6.64)	6.54
Total from Investment Operations	(3.33)	0.10	3.21	4.96	(6.35)	6.85
Distributions from and/or in Excess of:
Net Investment Income	—	(0.21)	(0.29)	(0.33)	(0.29)	(0.30)
Net Realized Gain	—	(3.81)	(3.72)	(0.37)	(0.26)	(0.74)
Paid-in-Capital	—	—	—	—	—	(0.01)
Total Distributions	—	(4.02)	(4.01)	(0.70)	(0.55)	(1.05)
Net Asset Value, End of Period	$26.32	$29.65	$33.57	$34.37	$30.11	$37.01
Total Return(3)	(11.23)%(4)	0.36%	9.07%	16.52%(5)	(17.17)%	22.05%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$227,199	$379,393	$415,299	$321,335	$512,423	$605,486
Ratio of Expenses Before Expense Limitation	0.87%(6)	0.84%	0.83%	0.83%	0.83%	0.82%
Ratio of Expenses After Expense Limitation	0.87%(6)(7)	0.83%(7)	0.83%(7)	0.82%(7)(8)	0.83%(7)	0.82%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.87%(7)	0.83%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	0.75%(6)(7)	0.48%(7)	0.76%(7)	0.97%(7)(8)	0.90%(7)	0.90%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	31%(4)	35%	35%	15%	15%	17%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.83%	0.96%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Global Insight Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.86	$17.11	$11.69	$7.75	$18.32	$33.83
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)	(0.14)	(0.08)	(0.06)	(0.07)	(0.04)
Net Realized and Unrealized Gain (Loss)	(0.02)	2.89	5.73	4.00	(10.49)	(5.05)
Total from Investment Operations	(0.09)	2.75	5.65	3.94	(10.56)	(5.09)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.23)	—	—	(0.01)
Net Realized Gain	—	—	—	—	(0.01)	(10.41)
Total Distributions	—	—	(0.23)	—	(0.01)	(10.42)
Net Asset Value, End of Period	$19.77	$19.86	$17.11	$11.69	$7.75	$18.32
Total Return(2)	(0.45)%(3)	16.07%	48.13%	50.84%(4)	(57.65)%	(14.25)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,810	$35,446	$42,508	$52,218	$55,114	$201,294
Ratio of Expenses Before Expense Limitation	1.60%(5)	1.53%	1.40%	1.37%	1.34%	1.08%
Ratio of Expenses After Expense Limitation	0.99%(5)(6)	1.00%(6)	1.00%(6)	0.96%(6)(7)	1.00%(6)	1.00%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.99%(6)	N/A	N/A	1.00%(6)	1.00%(6)(8)
Ratio of Net Investment Loss	(0.71)%(5)(6)	(0.72)%(6)	(0.62)%(6)	(0.67)%(6)(7)	(0.71)%(6)	(0.12)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	26%(3)	66%	54%	43%	51%	112%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.71)%

(8)
Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to
March 31, 2021, the maximum ratio was 1.10% for Class I shares.

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.78	$16.24	$11.11	$7.38	$17.52	$32.98
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)	(0.19)	(0.12)	(0.09)	(0.11)	(0.13)
Net Realized and Unrealized Gain (Loss)	(0.03)	2.73	5.44	3.82	(10.02)	(4.92)
Total from Investment Operations	(0.12)	2.54	5.32	3.73	(10.13)	(5.05)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.19)	—	—	—
Net Realized Gain	—	—	—	—	(0.01)	(10.41)
Total Distributions	—	—	(0.19)	—	(0.01)	(10.41)
Net Asset Value, End of Period	$18.66	$18.78	$16.24	$11.11	$7.38	$17.52
Total Return(2)	(0.64)%(3)	15.70%	47.68%	50.54%(4)	(57.83)%	(14.49)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,260	$24,087	$22,411	$21,056	$19,176	$72,157
Ratio of Expenses Before Expense Limitation	1.88%(5)	1.79%	1.69%	1.69%	1.64%	1.36%
Ratio of Expenses After Expense Limitation	1.31%(5)(6)	1.32%(6)	1.32%(6)	1.28%(6)(7)	1.32%(6)	1.30%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.31%(6)	N/A	N/A	1.32%(6)	1.30%(6)(8)
Ratio of Net Investment Loss	(1.03)%(5)(6)	(1.04)%(6)	(0.94)%(6)	(0.99)%(6)(7)	(1.03)%(6)	(0.41)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	26%(3)	66%	54%	43%	51%	112%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.32%	(1.03)%

(8)
Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.32% for Class A shares. Prior to
March 31, 2021, the maximum ratio was 1.42% for Class A shares.

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.82	$14.61	$10.02	$6.69	$15.97	$31.34
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.12)	(0.26)	(0.16)	(0.13)	(0.14)	(0.30)
Net Realized and Unrealized Gain (Loss)	(0.04)	2.47	4.87	3.46	(9.13)	(4.66)
Total from Investment Operations	(0.16)	2.21	4.71	3.33	(9.27)	(4.96)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.12)	—	—	—
Net Realized Gain	—	—	—	—	(0.01)	(10.41)
Total Distributions	—	—	(0.12)	—	(0.01)	(10.41)
Net Asset Value, End of Period	$16.66	$16.82	$14.61	$10.02	$6.69	$15.97
Total Return(2)	(0.89)%(3)	15.13%	46.85%	49.78%(4)	(58.06)%	(14.96)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$292	$295	$256	$253	$171	$602
Ratio of Expenses Before Expense Limitation	3.06%(5)	3.01%	3.07%	3.18%	2.72%	2.04%
Ratio of Expenses After Expense Limitation	1.84%(5)(6)	1.85%(6)	1.85%(6)	1.80%(6)(7)	1.85%(6)	1.87%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.85%(6)	N/A	N/A	1.85%(6)	1.87%(6)(8)
Ratio of Net Investment Loss	(1.56)%(5)(6)	(1.57)%(6)	(1.47)%(6)	(1.51)%(6)(7)	(1.54)%(6)	(0.98)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	26%(3)	66%	54%	43%	51%	112%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.56)%

(8)
Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to
March 31, 2021, the maximum ratio was 1.95% for Class L shares.

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Insight Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.09	$14.01	$9.62	$6.45	$15.40	$30.73
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)	(0.28)	(0.18)	(0.14)	(0.16)	(0.34)
Net Realized and Unrealized Gain (Loss)	(0.03)	2.36	4.66	3.31	(8.78)	(4.58)
Total from Investment Operations	(0.17)	2.08	4.48	3.17	(8.94)	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.09)	—	—	—
Net Realized Gain	—	—	—	—	(0.01)	(10.41)
Total Distributions	—	—	(0.09)	—	(0.01)	(10.41)
Net Asset Value, End of Period	$15.92	$16.09	$14.01	$9.62	$6.45	$15.40
Total Return(2)	(1.06)%(3)	14.85%	46.49%	49.15%(4)	(58.07)%	(15.14)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,771	$3,396	$4,169	$4,448	$4,298	$17,824
Ratio of Expenses Before Expense Limitation	2.67%(5)	2.59%	2.47%	2.44%	2.36%	2.08%
Ratio of Expenses After Expense Limitation	2.09%(5)(6)	2.10%(6)	2.10%(6)	2.06%(6)(7)	2.06%(6)	2.04%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	2.09%(6)	N/A	N/A	2.06%(6)	2.04%(6)(8)
Ratio of Net Investment Loss	(1.81)%(5)(6)	(1.82)%(6)	(1.72)%(6)	(1.77)%(6)(7)	(1.76)%(6)	(1.14)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	26%(3)	66%	54%	43%	51%	112%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.10%	(0.81)%

(8)
Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to
March 31, 2021, the maximum ratio was 2.20% for Class C shares.

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Insight Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,				Period from June 14, 2021(2) to December 31, 2021
Selected Per Share Data and Ratios		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$19.86	$17.10	$11.69	$7.74	$18.30	$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)	(0.13)	(0.07)	(0.06)	(0.07)	(0.20)
Net Realized and Unrealized Gain (Loss)	(0.03)	2.89	5.72	4.01	(10.48)	(4.45)
Total from Investment Operations	(0.09)	2.76	5.65	3.95	(10.55)	(4.65)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.24)	—	—	(0.03)
Net Realized Gain	—	—	—	—	(0.01)	(10.41)
Total Distributions	—	—	(0.24)	—	(0.01)	(10.44)
Net Asset Value, End of Period	$19.77	$19.86	$17.10	$11.69	$7.74	$18.30
Total Return(4)	(0.40)%(5)	16.08%	48.11%	51.03%(6)	(57.66)%	(13.11)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44	$36	$39	$6	$4	$9
Ratio of Expenses Before Expense Limitation	5.47%(7)	5.73%	9.95%	51.28%	44.13%	17.00%(7)
Ratio of Expenses After Expense Limitation	0.94%(7)(8)	0.94%(8)	0.95%(8)	0.90%(8)(9)	0.95%(8)	0.95%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.94%(8)	N/A	N/A	0.95%(8)	0.95%(7)(8)
Ratio of Net Investment Loss	(0.66)%(7)(8)	(0.66)%(8)	(0.57)%(8)	(0.60)%(8)(9)	(0.67)%(8)	(0.62)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(7)	0.01%	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(7)(10)
Portfolio Turnover Rate	26%(5)	66%	54%	43%	51%	112%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Commencement of Offering.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.95%	(0.65)%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Global Opportunity Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.46	$34.90	$29.81	$20.34	$42.69	$44.75
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.14)	(0.17)	(0.13)	(0.19)	(0.36)
Net Realized and Unrealized Gain (Loss)	2.43	4.35	8.49	10.24	(17.49)	0.40
Total from Investment Operations	2.38	4.21	8.32	10.11	(17.68)	0.04
Distributions from and/or in Excess of:
Net Realized Gain	—	(3.65)	(3.23)	(0.64)	(4.67)	(2.10)
Net Asset Value, End of Period	$37.84	$35.46	$34.90	$29.81	$20.34	$42.69
Total Return(2)	6.44%(3)	12.40%	27.43%	49.70%(4)	(41.54)%	0.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,718,603	$1,883,204	$1,746,323	$1,562,251	$1,219,122	$4,591,358
Ratio of Expenses Before Expense Limitation	0.95%(5)	0.94%	0.93%	0.95%	0.95%	0.92%
Ratio of Expenses After Expense Limitation	0.95%(5)(6)	0.93%(6)	0.93%(6)	0.90%(6)(7)	0.95%(6)	0.92%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.93%(6)	0.93%(6)	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.30)%(5)(6)	(0.38)%(6)	(0.50)%(6)	(0.52)%(6)(7)	(0.64)%(6)	(0.78)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	15%(3)	11%	19%	11%	23%	21%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.10% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 49.60%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.95%	(0.57)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$32.67	$32.51	$28.01	$19.20	$40.86	$43.04
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)	(0.24)	(0.25)	(0.20)	(0.26)	(0.47)
Net Realized and Unrealized Gain (Loss)	2.23	4.05	7.98	9.65	(16.73)	0.39
Total from Investment Operations	2.14	3.81	7.73	9.45	(16.99)	(0.08)
Distributions from and/or in Excess of:
Net Realized Gain	—	(3.65)	(3.23)	(0.64)	(4.67)	(2.10)
Net Asset Value, End of Period	$34.81	$32.67	$32.51	$28.01	$19.20	$40.86
Total Return(2)	6.26%(3)	12.08%	27.09%	49.29%(4)	(41.74)%	(0.05)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$959,159	$1,003,311	$970,542	$880,157	$676,246	$1,539,078
Ratio of Expenses Before Expense Limitation	1.25%(5)	1.22%	1.22%	1.25%	1.24%	1.20%
Ratio of Expenses After Expense Limitation	1.25%(5)(6)	1.22%(6)	1.22%(6)	1.20%(6)(7)	1.24%(6)	1.20%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.22%(6)	1.22%(6)	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.60)%(5)(6)	(0.66)%(6)	(0.79)%(6)	(0.82)%(6)(7)	(0.94)%(6)	(1.06)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	15%(3)	11%	19%	11%	23%	21%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.05% for Class A shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 49.24%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.25%	(0.87)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$31.77	$31.73	$27.42	$18.82	$40.23	$42.44
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)	(0.26)	(0.27)	(0.22)	(0.28)	(0.48)
Net Realized and Unrealized Gain (Loss)	2.17	3.95	7.81	9.46	(16.46)	0.37
Total from Investment Operations	2.07	3.69	7.54	9.24	(16.74)	(0.11)
Distributions from and/or in Excess of:
Net Realized Gain	—	(3.65)	(3.23)	(0.64)	(4.67)	(2.10)
Net Asset Value, End of Period	$33.84	$31.77	$31.73	$27.42	$18.82	$40.23
Total Return(2)	6.25%(3)	11.96%	26.98%	49.17%(4)	(41.77)%	(0.12)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,134	$36,730	$36,990	$33,251	$24,766	$48,426
Ratio of Expenses Before Expense Limitation	1.78%(5)	1.77%	1.74%	1.80%	1.76%	1.69%
Ratio of Expenses After Expense Limitation	1.33%(5)(6)	1.31%(6)	1.29%(6)	1.30%(6)(7)	1.31%(6)	1.24%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.31%(6)	1.29%(6)	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.68)%(5)(6)	(0.76)%(6)	(0.86)%(6)	(0.92)%(6)(7)	(1.01)%(6)	(1.10)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	15%(3)	11%	19%	11%	23%	21%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.05% for Class L shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 49.12%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.35%	(0.97)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.59	$29.06	$25.48	$17.63	$38.43	$40.90
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.18)	(0.44)	(0.43)	(0.34)	(0.43)	(0.74)
Net Realized and Unrealized Gain (Loss)	1.94	3.62	7.24	8.83	(15.70)	0.37
Total from Investment Operations	1.76	3.18	6.81	8.49	(16.13)	(0.37)
Distributions from and/or in Excess of:
Net Realized Gain	—	(3.65)	(3.23)	(0.64)	(4.67)	(2.10)
Net Asset Value, End of Period	$30.35	$28.59	$29.06	$25.48	$17.63	$38.43
Total Return(2)	5.86%(3)	11.31%	26.16%	48.23%(4)	(42.15)%	(0.77)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$110,841	$143,035	$171,195	$178,304	$148,874	$411,765
Ratio of Expenses Before Expense Limitation	1.97%(5)	1.95%	1.94%	1.96%	1.95%	1.90%
Ratio of Expenses After Expense Limitation	1.96%(5)(6)	1.94%(6)	1.94%(6)	1.91%(6)(7)	1.95%(6)	1.90%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.94%(6)	1.94%(6)	N/A	N/A	N/A
Ratio of Net Investment Loss	(1.31)%(5)(6)	(1.38)%(6)	(1.52)%(6)	(1.53)%(6)(7)	(1.64)%(6)	(1.76)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	15%(3)	11%	19%	11%	23%	21%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.06% for Class C shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 48.17%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.96%	(1.58)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.85	$35.22	$30.03	$20.47	$42.89	$44.90
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)	(0.11)	(0.15)	(0.12)	(0.17)	(0.31)
Net Realized and Unrealized Gain (Loss)	2.46	4.39	8.57	10.32	(17.58)	0.40
Total from Investment Operations	2.42	4.28	8.42	10.20	(17.75)	0.09
Distributions from and/or in Excess of:
Net Realized Gain	—	(3.65)	(3.23)	(0.64)	(4.67)	(2.10)
Net Asset Value, End of Period	$38.27	$35.85	$35.22	$30.03	$20.47	$42.89
Total Return(3)	6.45%(4)	12.51%	27.56%	49.82%(5)	(41.51)%	0.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$186,624	$182,449	$167,967	$60,134	$75,921	$287,811
Ratio of Expenses Before Expense Limitation	0.86%(6)	0.85%	0.87%	0.88%	0.87%	0.82%
Ratio of Expenses After Expense Limitation	0.85%(6)(7)	0.84%(7)	0.85%(7)	0.83%(7)(8)	0.86%(7)	0.82%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.84%(7)	0.85%(7)	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.20)%(6)(7)	(0.29)%(7)	(0.43)%(7)	(0.45)%(7)(8)	(0.57)%(7)	(0.68)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.01%	0.01%	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	15%(4)	11%	19%	11%	23%	21%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Performance was positively impacted by approximately 0.05% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 49.77%.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.86%	(0.48)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.90	$35.26	$30.08	$20.50	$42.94	$44.96
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)	(0.11)	(0.14)	(0.11)	(0.16)	(0.32)
Net Realized and Unrealized Gain (Loss)	2.46	4.40	8.55	10.33	(17.61)	0.40
Total from Investment Operations	2.42	4.29	8.41	10.22	(17.77)	0.08
Distributions from and/or in Excess of:
Net Realized Gain	—	(3.65)	(3.23)	(0.64)	(4.67)	(2.10)
Net Asset Value, End of Period	$38.32	$35.90	$35.26	$30.08	$20.50	$42.94
Total Return(2)	6.44%(3)	12.53%	27.48%	49.85%(4)	(41.51)%	0.31%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$268	$1,507	$19	$122,706	$105,368	$154,979
Ratio of Expenses Before Expense Limitation	1.04%(5)	1.01%	0.85%	0.86%	0.86%	0.82%
Ratio of Expenses After Expense Limitation	0.85%(5)(6)	0.84%(6)	0.85%(6)	0.81%(6)(7)	0.86%(6)	0.82%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.84%(6)	0.85%(6)	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.20)%(5)(6)	(0.29)%(6)	(0.42)%(6)	(0.43)%(6)(7)	(0.57)%(6)	(0.68)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	15%(3)	11%	19%	11%	23%	21%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.05% for Class IR shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class IR shares would have been 49.80%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.86%	(0.48)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Global Permanence Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.02	$11.39	$12.40	$10.80	$13.72	$13.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)	(0.00)(2)	0.03	0.03	(0.00)(2)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.03)	3.17	1.38	2.22	(2.73)	2.56
Total from Investment Operations	(0.05)	3.17	1.41	2.25	(2.73)	2.55
Distributions from and/or in Excess of:
Net Investment Income	—	(0.16)	(0.44)	(0.02)	—	(0.05)
Net Realized Gain	—	(2.38)	(1.98)	(0.63)	(0.19)	(2.19)
Total Distributions	—	(2.54)	(2.42)	(0.65)	(0.19)	(2.24)
Net Asset Value, End of Period	$11.97	$12.02	$11.39	$12.40	$10.80	$13.72
Total Return(3)	(0.42)%(4)	27.96%	10.69%	20.92%(5)	(19.88)%	19.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,599	$3,669	$3,252	$4,089	$3,278	$3,947
Ratio of Expenses Before Expense Limitation	5.70%(6)	8.16%	7.60%	4.40%	7.62%	7.77%
Ratio of Expenses After Expense Limitation	0.99%(6)(7)	1.00%(7)	1.00%(7)	0.85%(7)(8)	1.00%(7)	1.00%(7)
Ratio of Net Investment Income (Loss)	(0.32)%(6)(7)	(0.01)%(7)	0.24%(7)	0.21%(7)(8)	(0.02)%(7)	(0.04)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	34%(4)	86%	62%	107%	68%	57%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Performance was positively impacted by approximately 0.19% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 20.73%.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	0.07%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Permanence Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.78	$11.22	$12.22	$10.68	$13.61	$13.37
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)	(0.05)	(0.02)	(0.02)	(0.02)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.03)	3.12	1.37	2.19	(2.72)	2.54
Total from Investment Operations	(0.07)	3.07	1.35	2.17	(2.74)	2.48
Distributions from and/or in Excess of:
Net Investment Income	—	(0.13)	(0.37)	—	—	(0.05)
Net Realized Gain	—	(2.38)	(1.98)	(0.63)	(0.19)	(2.19)
Total Distributions	—	(2.51)	(2.35)	(0.63)	(0.19)	(2.24)
Net Asset Value, End of Period	$11.71	$11.78	$11.22	$12.22	$10.68	$13.61
Total Return(2)	(0.59)%(3)	27.48%	10.37%	20.42%(4)	(20.11)%	19.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$510	$579	$396	$1,903	$858	$29
Ratio of Expenses Before Expense Limitation	6.24%(5)	8.98%	8.22%	4.69%	8.05%	17.77%
Ratio of Expenses After Expense Limitation	1.34%(5)(6)	1.35%(6)	1.35%(6)	1.24%(6)(7)	1.35%(6)	1.35%(6)
Ratio of Net Investment Loss	(0.62)%(5)(6)	(0.35)%(6)	(0.13)%(6)	(0.18)%(6)(7)	(0.20)%(6)	(0.42)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.01%	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	34%(3)	86%	62%	107%	68%	57%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.20% for Class A shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 20.22%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.34%	(0.28)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Permanence Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.07	$10.68	$11.77	$10.38	$13.34	$13.24
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)	(0.14)	(0.11)	(0.12)	(0.14)	(0.16)
Net Realized and Unrealized Gain (Loss)	(0.03)	2.96	1.32	2.14	(2.63)	2.50
Total from Investment Operations	(0.11)	2.82	1.21	2.02	(2.77)	2.34
Distributions from and/or in Excess of:
Net Investment Income	—	(0.05)	(0.32)	—	—	(0.05)
Net Realized Gain	—	(2.38)	(1.98)	(0.63)	(0.19)	(2.19)
Total Distributions	—	(2.43)	(2.30)	(0.63)	(0.19)	(2.24)
Net Asset Value, End of Period	$10.96	$11.07	$10.68	$11.77	$10.38	$13.34
Total Return(2)	(0.99)%(3)	26.52%	9.60%	19.56%(4)	(20.74)%	18.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$280	$297	$196	$218	$84	$16
Ratio of Expenses Before Expense Limitation	7.05%(5)	9.87%	9.66%	5.69%	15.54%	24.91%
Ratio of Expenses After Expense Limitation	2.09%(5)(6)	2.10%(6)	2.10%(6)	2.04%(6)(7)	2.10%(6)	2.10%(6)
Ratio of Net Investment Loss	(1.38)%(5)(6)	(1.09)%(6)	(0.85)%(6)	(0.98)%(6)(7)	(1.29)%(6)	(1.13)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.01%	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	34%(3)	86%	62%	107%	68%	57%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.20% for Class C shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 19.36%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.09%	(1.03)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Global Permanence Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.05	$11.42	$12.42	$10.82	$13.73	$13.42
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02	0.01	0.04	0.03	0.00 (3)	0.00 (3)
Net Realized and Unrealized Gain (Loss)	(0.07)	3.17	1.39	2.23	(2.72)	2.55
Total from Investment Operations	(0.05)	3.18	1.43	2.26	(2.72)	2.55
Distributions from and/or in Excess of:
Net Investment Income	—	(0.17)	(0.45)	(0.03)	—	(0.05)
Net Realized Gain	—	(2.38)	(1.98)	(0.63)	(0.19)	(2.19)
Total Distributions	—	(2.55)	(2.43)	(0.66)	(0.19)	(2.24)
Net Asset Value, End of Period	$12.00	$12.05	$11.42	$12.42	$10.82	$13.73
Total Return(4)	(0.41)%(5)	27.95%	10.83%	20.95%(6)	(19.79)%	19.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$40,811	$57	$17	$16	$13	$16
Ratio of Expenses Before Expense Limitation	5.15%(7)	16.42%	21.44%	21.25%	22.37%	22.49%
Ratio of Expenses After Expense Limitation	0.94%(7)(8)	0.95%(8)	0.95%(8)	0.77%(8)(9)	0.95%(8)	0.95%(8)
Ratio of Net Investment Income	0.41%(7)(8)	0.07%(8)	0.29%(8)	0.28%(8)(9)	0.02%(8)	0.01%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(7)	0.00%(10)	0.00%(10)	0.01%	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	34%(5)	86%	62%	107%	68%	57%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Performance was positively impacted by approximately 0.19% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 20.76%.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	0.11%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Global Stars Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.25	$16.47	$18.41	$15.20	$19.30	$16.57
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)(2)	(0.00)(2)	0.06	0.08	0.08	0.09
Net Realized and Unrealized Gain (Loss)	(0.42)	1.05	3.06	3.22	(4.08)	2.98
Total from Investment Operations	(0.43)	1.05	3.12	3.30	(4.00)	3.07
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.11)	(0.09)	(0.05)	(0.07)
Net Realized Gain	—	(4.27)	(4.95)	—	(0.05)	(0.27)
Total Distributions	—	(4.27)	(5.06)	(0.09)	(0.10)	(0.34)
Net Asset Value, End of Period	$12.82	$13.25	$16.47	$18.41	$15.20	$19.30
Total Return(3)	(3.25)%(4)	6.61%	16.27%	21.69%(5)	(20.69)%	18.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,723	$24,922	$47,436	$81,322	$55,997	$80,097
Ratio of Expenses Before Expense Limitation	2.16%(6)	1.52%	1.35%	1.20%	1.24%	1.17%
Ratio of Expenses After Expense Limitation	0.82%(6)(7)	0.80%(7)	0.85%(7)(8)	0.87%(7)(9)	0.90%(7)	0.90%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80%(6)(7)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.08)%(6)(7)	(0.02)%(7)	0.30%(7)	0.50%(7)(9)	0.47%(7)	0.51%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	46%(4)	49%	73%	34%	26%	11%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to
June 27, 2024, the maximum ratio was 0.90% for Class I shares.

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.90%	0.47%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Stars Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.09	$16.37	$18.33	$15.14	$19.21	$16.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)	(0.06)	(0.01)	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss)	(0.42)	1.05	3.05	3.19	(4.04)	2.96
Total from Investment Operations	(0.45)	0.99	3.04	3.21	(4.02)	2.99
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.05)	(0.02)	—	(0.02)
Net Realized Gain	—	(4.27)	(4.95)	—	(0.05)	(0.27)
Total Distributions	—	(4.27)	(5.00)	(0.02)	(0.05)	(0.29)
Net Asset Value, End of Period	$12.64	$13.09	$16.37	$18.33	$15.14	$19.21
Total Return(2)	(3.44)%(3)	6.28%	15.91%	21.19%(4)	(20.91)%	18.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,879	$6,041	$6,107	$5,775	$5,816	$10,812
Ratio of Expenses Before Expense Limitation	2.36%(5)	1.88%	1.63%	1.51%	1.51%	1.46%
Ratio of Expenses After Expense Limitation	1.17%(5)(6)	1.15%(6)	1.17%(6)(7)	1.22%(6)(8)	1.25%(6)	1.22%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.15%(5)(6)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.43)%(5)(6)	(0.37)%(6)	(0.05)%(6)	0.16%(6)(8)	0.13%(6)	0.18%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	46%(3)	49%	73%	34%	26%	11%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to
June 27, 2024, the maximum ratio was 1.25% for Class A shares.

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	0.13%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Stars Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.33	$15.73	$17.83	$14.78	$18.86	$16.28
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.14)	(0.11)	(0.06)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.41)	1.01	2.96	3.11	(3.97)	2.90
Total from Investment Operations	(0.46)	0.87	2.85	3.05	(4.03)	2.85
Distributions from and/or in Excess of:
Net Realized Gain	—	(4.27)	(4.95)	—	(0.05)	(0.27)
Net Asset Value, End of Period	$11.87	$12.33	$15.73	$17.83	$14.78	$18.86
Total Return(2)	(3.73)%(3)	5.77%	15.29%	20.64%(4)	(21.35)%	17.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,158	$1,253	$1,328	$1,421	$1,253	$1,684
Ratio of Expenses Before Expense Limitation	2.93%(5)	2.45%	2.24%	2.07%	2.05%	2.08%
Ratio of Expenses After Expense Limitation	1.67%(5)(6)	1.65%(6)	1.70%(6)(7)	1.72%(6)(8)	1.75%(6)	1.75%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.65%(5)(6)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.93)%(5)(6)	(0.87)%(6)	(0.58)%(6)	(0.34)%(6)(8)	(0.37)%(6)	(0.27)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	46%(3)	49%	73%	34%	26%	11%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to
June 27, 2024, the maximum ratio was 1.75% for Class L shares.

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.75%	(0.37)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Stars Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.63	$15.11	$17.33	$14.40	$18.41	$15.94
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)	(0.18)	(0.15)	(0.09)	(0.09)	(0.09)
Net Realized and Unrealized Gain (Loss)	(0.37)	0.97	2.88	3.02	(3.87)	2.83
Total from Investment Operations	(0.44)	0.79	2.73	2.93	(3.96)	2.74
Distributions from and/or in Excess of:
Net Realized Gain	—	(4.27)	(4.95)	—	(0.05)	(0.27)
Net Asset Value, End of Period	$11.19	$11.63	$15.11	$17.33	$14.40	$18.41
Total Return(2)	(3.78)%(3)	5.46%	15.03%	20.35%(4)	(21.54)%	17.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$985	$2,141	$3,865	$3,890	$4,279	$5,551
Ratio of Expenses Before Expense Limitation	3.22%(5)	2.62%	2.37%	2.23%	2.25%	2.22%
Ratio of Expenses After Expense Limitation	1.92%(5)(6)	1.90%(6)	1.92%(6)(7)	1.96%(6)(8)	1.98%(6)	1.97%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.90%(5)(6)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(1.18)%(5)(6)	(1.12)%(6)	(0.80)%(6)	(0.60)%(6)(8)	(0.61)%(6)	(0.52)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	46%(3)	49%	73%	34%	26%	11%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to
June 27, 2024, the maximum ratio was 2.00% for Class C shares.

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.99%	(0.63)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Global Stars Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.26	$16.47	$18.41	$15.20	$19.29	$16.57
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00)(3)	0.00 (3)	0.11	0.09	0.09	0.11
Net Realized and Unrealized Gain (Loss)	(0.43)	1.06	3.02	3.21	(4.07)	2.96
Total from Investment Operations	(0.43)	1.06	3.13	3.30	(3.98)	3.07
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.12)	(0.09)	(0.06)	(0.08)
Net Realized Gain	—	(4.27)	(4.95)	—	(0.05)	(0.27)
Total Distributions	—	(4.27)	(5.07)	(0.09)	(0.11)	(0.35)
Net Asset Value, End of Period	$12.83	$13.26	$16.47	$18.41	$15.20	$19.29
Total Return(4)	(3.24)%(5)	6.67%	16.35%	21.75%(6)	(20.60)%	18.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13	$75	$58	$14,099	$11,562	$14,563
Ratio of Expenses Before Expense Limitation	5.64%(7)	4.93%	1.07%	1.12%	1.14%	1.12%
Ratio of Expenses After Expense Limitation	0.78%(7)(8)	0.75%(8)	0.85%(8)(9)	0.82%(8)(10)	0.85%(8)	0.85%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.75%(7)(8)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	(0.03)%(7)(8)	0.03%(8)	0.55%(8)	0.55%(8)(10)	0.53%(8)	0.60%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(11)	0.00%(11)	0.00%(11)	0.00%(11)	0.00%(11)	0.00%(11)
Portfolio Turnover Rate	46%(5)	49%	73%	34%	26%	11%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(9)
Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.75% for Class R6 shares. Prior to
June 27, 2024, the maximum ratio was 0.85% for Class R6 shares.

(10)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.52%

(11)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Growth Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.93	$56.05	$38.42	$25.58	$74.29	$91.47
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)	(0.26)	(0.13)	(0.09)	(0.20)	(0.50)
Net Realized and Unrealized Gain (Loss)	(1.70)	14.14	18.07	12.93	(44.22)	1.32
Total from Investment Operations	(1.84)	13.88	17.94	12.84	(44.42)	0.82
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.31)	—	—	—
Net Realized Gain	—	—	—	—	(4.29)	(18.00)
Total Distributions	—	—	(0.31)	—	(4.29)	(18.00)
Net Asset Value, End of Period	$68.09	$69.93	$56.05	$38.42	$25.58	$74.29
Total Return(2)	(2.65)%(3)	24.78%	46.63%	50.25%(4)	(60.34)%	0.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,202,978	$1,378,893	$1,558,991	$1,587,293	$1,469,843	$6,234,787
Ratio of Expenses Before Expense Limitation	0.66%(5)	0.63%	0.62%	0.56%	0.64%	0.56%
Ratio of Expenses After Expense Limitation	0.65%(5)(6)	0.62%(6)	0.61%(6)	0.53%(6)(7)	0.64%(6)	0.56%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.62%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.43)%(5)(6)	(0.41)%(6)	(0.32)%(6)	(0.29)%(6)(7)	(0.46)%(6)	(0.51)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	18%(3)	53%	39%	29%	40%	59%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.56%	(0.32)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Growth Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$62.39	$50.14	$34.41	$22.97	$67.88	$85.31
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.19)	(0.39)	(0.21)	(0.15)	(0.27)	(0.70)
Net Realized and Unrealized Gain (Loss)	(1.54)	12.64	16.15	11.59	(40.35)	1.27
Total from Investment Operations	(1.73)	12.25	15.94	11.44	(40.62)	0.57
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.21)	—	—	—
Net Realized Gain	—	—	—	—	(4.29)	(18.00)
Total Distributions	—	—	(0.21)	—	(4.29)	(18.00)
Net Asset Value, End of Period	$60.66	$62.39	$50.14	$34.41	$22.97	$67.88
Total Return(2)	(2.76)%(3)	24.43%	46.28%	49.87%(4)	(60.44)%	0.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,095,676	$2,348,190	$2,146,997	$1,896,005	$1,577,172	$5,307,929
Ratio of Expenses Before Expense Limitation	0.92%(5)	0.89%	0.87%	0.82%	0.89%	0.82%
Ratio of Expenses After Expense Limitation	0.91%(5)(6)	0.89%(6)	0.86%(6)	0.79%(6)(7)	0.89%(6)	0.82%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.89%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.68)%(5)(6)	(0.68)%(6)	(0.57)%(6)	(0.55)%(6)(7)	(0.71)%(6)	(0.77)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	18%(3)	53%	39%	29%	40%	59%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.82%	(0.58)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Growth Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$54.05	$43.65	$30.03	$20.14	$61.05	$78.85
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.29)	(0.59)	(0.35)	(0.26)	(0.40)	(1.03)
Net Realized and Unrealized Gain (Loss)	(1.34)	10.99	14.02	10.15	(36.22)	1.23
Total from Investment Operations	(1.63)	10.40	13.67	9.89	(36.62)	0.20
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.05)	—	—	—
Net Realized Gain	—	—	—	—	(4.29)	(18.00)
Total Distributions	—	—	(0.05)	—	(4.29)	(18.00)
Net Asset Value, End of Period	$52.42	$54.05	$43.65	$30.03	$20.14	$61.05
Total Return(2)	(3.00)%(3)	23.83%	45.52%	49.11%(4)	(60.63)%	(0.30)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$74,086	$80,930	$73,277	$60,812	$46,313	$151,668
Ratio of Expenses Before Expense Limitation	1.41%(5)	1.40%	1.37%	1.31%	1.36%	1.28%
Ratio of Expenses After Expense Limitation	1.40%(5)(6)	1.39%(6)	1.36%(6)	1.28%(6)(7)	1.36%(6)	1.28%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.39%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(1.18)%(5)(6)	(1.18)%(6)	(1.06)%(6)	(1.04)%(6)(7)	(1.18)%(6)	(1.24)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	18%(3)	53%	39%	29%	40%	59%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.31%	(1.07)%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Growth Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.93	$42.05	$28.96	$19.48	$59.49	$77.49
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.34)	(0.68)	(0.41)	(0.31)	(0.48)	(1.23)
Net Realized and Unrealized Gain (Loss)	(1.28)	10.56	13.50	9.79	(35.24)	1.23
Total from Investment Operations	(1.62)	9.88	13.09	9.48	(35.72)	0.00 (2)
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(4.29)	(18.00)
Net Asset Value, End of Period	$50.31	$51.93	$42.05	$28.96	$19.48	$59.49
Total Return(3)	(3.12)%(4)	23.50%	45.20%	48.74%(5)	(60.73)%	(0.55)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$116,138	$146,406	$169,191	$174,107	$147,014	$524,748
Ratio of Expenses Before Expense Limitation	1.66%(6)	1.64%	1.62%	1.57%	1.61%	1.55%
Ratio of Expenses After Expense Limitation	1.66%(6)(7)	1.64%(7)	1.61%(7)	1.54%(7)(8)	1.61%(7)	1.55%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.63%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(1.43)%(6)(7)	(1.42)%(7)	(1.31)%(7)	(1.30)%(7)(8)	(1.43)%(7)	(1.50)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	18%(4)	53%	39%	29%	40%	59%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.57%	(1.33)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Growth Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.28	$57.07	$39.11	$26.03	$75.32	$92.42
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)	(0.20)	(0.09)	(0.08)	(0.13)	(0.41)
Net Realized and Unrealized Gain (Loss)	(1.75)	14.41	18.40	13.16	(44.87)	1.31
Total from Investment Operations	(1.85)	14.21	18.31	13.08	(45.00)	0.90
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.35)	—	—	—
Net Realized Gain	—	—	—	—	(4.29)	(18.00)
Total Distributions	—	—	(0.35)	—	(4.29)	(18.00)
Net Asset Value, End of Period	$69.43	$71.28	$57.07	$39.11	$26.03	$75.32
Total Return(3)	(2.58)%(4)	24.90%	46.76%	50.31%(5)	(60.28)%	0.51%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$100,320	$123,239	$242,472	$1,823,436	$1,413,983	$3,585,865
Ratio of Expenses Before Expense Limitation	0.55%(6)	0.53%	0.52%	0.51%	0.50%	0.46%
Ratio of Expenses After Expense Limitation	0.54%(6)(7)	0.52%(7)	0.52%(7)	0.48%(7)(8)	0.50%(7)	0.46%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.52%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.31)%(6)(7)	(0.31)%(7)	(0.22)%(7)	(0.24)%(7)(8)	(0.32)%(7)	(0.41)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	18%(4)	53%	39%	29%	40%	59%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.51%	(0.27)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Growth Portfolio

	Class IR
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.07	$56.90	$38.98	$25.94	$75.32	$92.41
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)	(0.20)	(0.09)	(0.08)	(0.16)	(0.41)
Net Realized and Unrealized Gain (Loss)	(1.74)	14.37	18.36	13.12	(44.93)	1.32
Total from Investment Operations	(1.84)	14.17	18.27	13.04	(45.09)	0.91
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.35)	—	—	—
Net Realized Gain	—	—	—	—	(4.29)	(18.00)
Total Distributions	—	—	(0.35)	—	(4.29)	(18.00)
Net Asset Value, End of Period	$69.23	$71.07	$56.90	$38.98	$25.94	$75.32
Total Return(2)	(2.57)%(3)	24.90%	46.81%	50.33%(4)	(60.41)%	0.52%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23	$24	$19	$39	$33	$319,566
Ratio of Expenses Before Expense Limitation	9.79%(5)	10.18%	6.79%	7.94%	0.49%	0.46%
Ratio of Expenses After Expense Limitation	0.54%(5)(6)	0.52%(6)	0.52%(6)	0.48%(6)(7)	0.49%(6)	0.46%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.52%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.30)%(5)(6)	(0.31)%(6)	(0.21)%(6)	(0.23)%(6)(7)	(0.33)%(6)	(0.41)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	18%(3)	53%	39%	29%	40%	59%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.51%	(0.26)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Inception Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.02	$15.85	$12.34	$7.99	$19.75	$25.48
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.10)	(0.07)	(0.02)	(0.05)	(0.15)
Net Realized and Unrealized Gain (Loss)	1.13	0.27	3.74	4.37	(11.68)	(0.74)
Total from Investment Operations	1.08	0.17	3.67	4.35	(11.73)	(0.89)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.15)	—	(0.02)	(0.11)
Net Realized Gain	—	—	—	—	(0.01)	(4.76)
Paid-in-Capital	—	—	(0.01)	—	—	—
Total Distributions	—	—	(0.16)	—	(0.03)	(4.87)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.03
Net Asset Value, End of Period	$17.10	$16.02	$15.85	$12.34	$7.99	$19.75
Total Return(3)	6.74%(4)	1.07%	29.64%	54.44%(5)	(59.42)%	(3.33)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$133,183	$144,917	$183,204	$201,414	$157,990	$743,854
Ratio of Expenses Before Expense Limitation	1.28%(6)	1.19%	1.13%	1.11%	1.41%	1.12%
Ratio of Expenses After Expense Limitation	1.00%(6)(7)	1.00%(7)	0.94%(7)	0.91%(7)(8)	1.00%(7)	1.00%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.00%(7)	N/A	N/A	1.00%(7)	N/A
Ratio of Net Investment Loss	(0.64)%(6)(7)	(0.63)%(7)	(0.59)%(7)	(0.21)%(7)(8)	(0.43)%(7)	(0.49)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	48%(4)	97%	100%	72%	100%	111%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Inception Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.58	$10.50	$8.22	$5.33	$13.20	$18.68
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.10)	(0.07)	(0.03)	(0.06)	(0.19)
Net Realized and Unrealized Gain (Loss)	0.75	0.18	2.47	2.92	(7.80)	(0.53)
Total from Investment Operations	0.70	0.08	2.40	2.89	(7.86)	(0.72)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.12)	—	—	(0.03)
Net Realized Gain	—	—	—	—	(0.01)	(4.76)
Paid-in-Capital	—	—	(0.00)(2)	—	—	—
Total Distributions	—	—	(0.12)	—	(0.01)	(4.79)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.03
Net Asset Value, End of Period	$11.28	$10.58	$10.50	$8.22	$5.33	$13.20
Total Return(3)	6.62%(4)	0.76%	29.14%	54.22%(5)	(59.57)%	(3.70)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$87,217	$104,627	$130,950	$181,264	$132,493	$450,058
Ratio of Expenses Before Expense Limitation	1.58%(6)	1.50%	1.46%	1.36%	1.62%	1.40%
Ratio of Expenses After Expense Limitation	1.35%(6)(7)	1.32%(7)	1.28%(7)	1.16%(7)(8)	1.35%(7)	1.33%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.31%(7)	N/A	N/A	1.35%(7)	N/A
Ratio of Net Investment Loss	(0.99)%(6)(7)	(0.95)%(7)	(0.94)%(7)	(0.46)%(7)(8)	(0.77)%(7)	(0.85)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	48%(4)	97%	100%	72%	100%	111%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.19%	(0.49)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Inception Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.61	$8.59	$6.76	$4.42	$10.99	$16.45
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)	(0.13)	(0.10)	(0.06)	(0.08)	(0.27)
Net Realized and Unrealized Gain (Loss)	0.61	0.15	2.02	2.40	(6.48)	(0.45)
Total from Investment Operations	0.55	0.02	1.92	2.34	(6.56)	(0.72)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.09)	—	—	—
Net Realized Gain	—	—	—	—	(0.01)	(4.76)
Paid-in-Capital	—	—	(0.00)(2)	—	—	—
Total Distributions	—	—	(0.09)	—	(0.01)	(4.76)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.02
Net Asset Value, End of Period	$9.16	$8.61	$8.59	$6.76	$4.42	$10.99
Total Return(3)	6.39%(4)	0.23%	28.33%	52.94%(5)	(59.76)%	(4.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$636	$651	$673	$656	$623	$1,874
Ratio of Expenses Before Expense Limitation	2.39%(6)	2.47%	2.51%	2.55%	2.32%	1.95%
Ratio of Expenses After Expense Limitation	1.85%(6)(7)	1.85%(7)	1.85%(7)	1.82%(7)(8)	1.85%(7)	1.85%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.84%(7)	N/A	N/A	1.85%(7)	N/A
Ratio of Net Investment Loss	(1.49)%(6)(7)	(1.48)%(7)	(1.50)%(7)	(1.12)%(7)(8)	(1.28)%(7)	(1.36)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	48%(4)	97%	100%	72%	100%	111%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.15)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Inception Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.60	$9.60	$7.54	$4.93	$12.31	$17.85
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)	(0.17)	(0.13)	(0.08)	(0.11)	(0.33)
Net Realized and Unrealized Gain (Loss)	0.67	0.17	2.25	2.69	(7.26)	(0.47)
Total from Investment Operations	0.59	—	2.12	2.61	(7.37)	(0.80)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.06)	—	—	—
Net Realized Gain	—	—	—	—	(0.01)	(4.76)
Paid-in-Capital	—	—	(0.00)(2)	—	—	—
Total Distributions	—	—	(0.06)	—	(0.01)	(4.76)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	(0.00)(2)	0.02
Net Asset Value, End of Period	$10.19	$9.60	$9.60	$7.54	$4.93	$12.31
Total Return(3)	6.15%(4)	0.00%	28.06%	52.94%(5)	(59.90)%	(4.37)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,856	$8,484	$10,557	$11,076	$8,490	$31,148
Ratio of Expenses Before Expense Limitation	2.33%(6)	2.29%	2.28%	2.22%	2.33%	2.12%
Ratio of Expenses After Expense Limitation	2.10%(6)(7)	2.10%(7)	2.09%(7)	2.02%(7)(8)	2.10%(7)	2.05%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	2.09%(7)	N/A	N/A	2.10%(7)	N/A
Ratio of Net Investment Loss	(1.74)%(6)(7)	(1.73)%(7)	(1.75)%(7)	(1.31)%(7)(8)	(1.53)%(7)	(1.55)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	48%(4)	97%	100%	72%	100%	111%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.05%	(1.34)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Inception Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.21	$16.03	$12.49	$8.08	$19.99	$25.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)	(0.09)	(0.07)	(0.02)	(0.04)	(0.14)
Net Realized and Unrealized Gain (Loss)	1.14	0.27	3.77	4.43	(11.83)	(0.74)
Total from Investment Operations	1.10	0.18	3.70	4.41	(11.87)	(0.88)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.15)	—	(0.03)	(0.13)
Net Realized Gain	—	—	—	—	(0.01)	(4.76)
Paid-in-Capital	—	—	(0.01)	—	—	—
Total Distributions	—	—	(0.16)	—	(0.04)	(4.89)
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.03
Net Asset Value, End of Period	$17.31	$16.21	$16.03	$12.49	$8.08	$19.99
Total Return(4)	6.85%(5)	1.12%	29.54%	54.58%(6)	(59.39)%	(3.29)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,906	$53,194	$57,729	$60,470	$39,302	$141,933
Ratio of Expenses Before Expense Limitation	1.15%(7)	1.12%	1.13%	1.11%	1.15%	1.00%
Ratio of Expenses After Expense Limitation	0.93%(7)(8)	0.93%(8)	0.93%(8)	0.90%(8)(9)	0.93%(8)	0.93%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.92%(8)	N/A	N/A	0.93%(8)	N/A
Ratio of Net Investment Loss	(0.57)%(7)(8)	(0.56)%(8)	(0.58)%(8)	(0.20)%(8)(9)	(0.37)%(8)	(0.44)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.01%	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	48%(5)	97%	100%	72%	100%	111%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.93%	(0.23)%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
International Advantage Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.73	$24.01	$22.48	$19.00	$30.30	$27.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06	(0.01)	0.01	0.05	0.00 (2)	(0.08)
Net Realized and Unrealized Gain (Loss)	0.73	3.73	1.55	3.44	(10.43)	3.63
Total from Investment Operations	0.79	3.72	1.56	3.49	(10.43)	3.55
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.03)	(0.01)	—	—
Net Realized Gain	—	—	—	—	(0.87)	(0.30)
Total Distributions	—	—	(0.03)	(0.01)	(0.87)	(0.30)
Redemption Fees	—	—	—	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$28.52	$27.73	$24.01	$22.48	$19.00	$30.30
Total Return(3)	2.63%(4)	15.74%	6.95%	18.38%(5)	(34.46)%	13.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,836,343	$2,269,189	$2,241,808	$2,625,192	$2,390,415	$5,419,831
Ratio of Expenses Before Expense Limitation	1.02%(6)	1.01%	1.00%	1.00%	1.01%	0.97%
Ratio of Expenses After Expense Limitation	1.00%(6)(7)	1.00%(7)	1.00%(7)	0.97%(7)(8)	1.01%(7)	0.97%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00%(6)(7)	1.00%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	0.42%(6)(7)	(0.02)%(7)	0.04%(7)	0.24%(7)(8)	0.00%(7)(9)	(0.28)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	0%(4)	13%	26%	32%	19%	22%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	0.22%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.87	$23.34	$21.89	$18.54	$29.69	$26.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02	(0.08)	(0.05)	(0.01)	(0.06)	(0.17)
Net Realized and Unrealized Gain (Loss)	0.71	3.61	1.50	3.36	(10.22)	3.58
Total from Investment Operations	0.73	3.53	1.45	3.35	(10.28)	3.41
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(0.87)	(0.30)
Redemption Fees	—	—	—	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$27.60	$26.87	$23.34	$21.89	$18.54	$29.69
Total Return(3)	2.49%(4)	15.38%	6.62%	18.07%(5)	(34.66)%	12.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$240,162	$289,146	$310,723	$375,712	$388,125	$776,662
Ratio of Expenses Before Expense Limitation	1.30%(6)	1.30%	1.28%	1.27%	1.30%	1.26%
Ratio of Expenses After Expense Limitation	1.30%(6)(7)	1.30%(7)	1.28%(7)	1.25%(7)(8)	1.30%(7)	1.26%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.30%(6)(7)	1.30%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	0.12%(6)(7)	(0.32)%(7)	(0.24)%(7)	(0.03)%(7)(8)	(0.27)%(7)	(0.57)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	0%(4)	13%	26%	32%	19%	22%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.26%	(0.04)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.13	$21.94	$20.70	$17.64	$28.46	$25.64
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.21)	(0.17)	(0.12)	(0.18)	(0.32)
Net Realized and Unrealized Gain (Loss)	0.66	3.40	1.41	3.18	(9.77)	3.44
Total from Investment Operations	0.61	3.19	1.24	3.06	(9.95)	3.12
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(0.87)	(0.30)
Redemption Fees	—	—	—	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$25.74	$25.13	$21.94	$20.70	$17.64	$28.46
Total Return(3)	2.22%(4)	14.77%	5.99%	17.35%(5)	(35.00)%	12.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$512	$500	$443	$421	$403	$279
Ratio of Expenses Before Expense Limitation	2.16%(6)	2.21%	2.19%	2.26%	2.55%	2.29%
Ratio of Expenses After Expense Limitation	1.85%(6)(7)	1.85%(7)	1.85%(7)	1.82%(7)(8)	1.85%(7)	1.85%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85%(6)(7)	1.85%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.43)%(6)(7)	(0.87)%(7)	(0.80)%(7)	(0.61)%(7)(8)	(0.93)%(7)	(1.16)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	0%(4)	13%	26%	32%	19%	22%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.84%	(0.63)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.57	$21.50	$20.31	$17.33	$28.03	$25.29
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)	(0.25)	(0.20)	(0.14)	(0.20)	(0.35)
Net Realized and Unrealized Gain (Loss)	0.65	3.32	1.39	3.12	(9.63)	3.39
Total from Investment Operations	0.57	3.07	1.19	2.98	(9.83)	3.04
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(0.87)	(0.30)
Redemption Fees	—	—	—	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$25.14	$24.57	$21.50	$20.31	$17.33	$28.03
Total Return(3)	2.07%(4)	14.56%	5.86%	17.20%(5)	(35.11)%	12.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,759	$8,961	$12,327	$19,092	$21,455	$42,922
Ratio of Expenses Before Expense Limitation	2.13%(6)	2.05%	2.00%	1.97%	2.01%	1.96%
Ratio of Expenses After Expense Limitation	2.10%(6)(7)	2.05%(7)	2.00%(7)	1.94%(7)(8)	2.01%(7)	1.96%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10%(6)(7)	2.05%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.68)%(6)(7)	(1.07)%(7)	(0.95)%(7)	(0.73)%(7)(8)	(1.02)%(7)	(1.27)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	0%(4)	13%	26%	32%	19%	22%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.96%	(0.75)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.86	$24.10	$22.57	$19.08	$30.38	$27.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07	0.02	0.04	0.07	—	(0.06)
Net Realized and Unrealized Gain (Loss)	0.73	3.74	1.55	3.46	(10.43)	3.65
Total from Investment Operations	0.80	3.76	1.59	3.53	(10.43)	3.59
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.06)	(0.04)	—	—
Net Realized Gain	—	—	—	—	(0.87)	(0.30)
Total Distributions	—	—	(0.06)	(0.04)	(0.87)	(0.30)
Redemption Fees	—	—	—	—	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$28.66	$27.86	$24.10	$22.57	$19.08	$30.38
Total Return(4)	2.65%(5)	15.85%	7.04%	18.54%(6)	(34.40)%	13.29%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$62,220	$113,038	$179,397	$194,879	$120,364	$273,564
Ratio of Expenses Before Expense Limitation	0.91%(7)	0.90%	0.89%	0.89%	0.89%	0.87%
Ratio of Expenses After Expense Limitation	0.91%(7)(8)	0.90%(8)	0.89%(8)	0.86%(8)(9)	0.89%(8)	0.87%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.90%(7)(8)	0.90%(8)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss)	0.51%(7)(8)	0.08%(8)	0.15%(8)	0.35%(8)(9)	0.01%(8)	(0.19)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.01%	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	0%(5)	13%	26%	32%	19%	22%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.88%	0.33%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
International Equity Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.68	$10.03	$13.58	$12.14	$15.22	$16.20
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06	0.16	0.24	0.22	0.23	0.29
Net Realized and Unrealized Gain (Loss)	0.32	1.96	0.24	1.82	(2.40)	0.34
Total from Investment Operations	0.38	2.12	0.48	2.04	(2.17)	0.63
Distributions from and/or in Excess of:
Net Investment Income	—	(0.71)	(0.47)	(0.31)	(0.13)	(0.33)
Net Realized Gain	—	(4.76)	(3.56)	(0.29)	(0.78)	(1.28)
Total Distributions	—	(5.47)	(4.03)	(0.60)	(0.91)	(1.61)
Net Asset Value, End of Period	$7.06	$6.68	$10.03	$13.58	$12.14	$15.22
Total Return(2)	5.69%(3)	21.78%	2.81%	16.91%(4)	(14.18)%	4.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$146,916	$156,044	$466,727	$1,078,331	$741,596	$1,531,709
Ratio of Expenses Before Expense Limitation	1.24%(5)	1.08%	1.05%	1.02%	1.03%	1.01%
Ratio of Expenses After Expense Limitation	0.96%(5)(6)	0.95%(6)	0.95%(6)	0.94%(6)(7)	0.95%(6)	0.95%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94%(6)	0.95%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	1.83%(5)(6)	1.43%(6)	1.73%(6)	1.63%(6)(7)	1.76%(6)	1.70%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	41%(3)	46%	49%	28%	36%	20%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.62%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
International Equity Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.85	$10.18	$13.72	$12.08	$15.17	$16.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05	0.13	0.19	0.17	0.06	0.25
Net Realized and Unrealized Gain (Loss)	0.32	1.99	0.25	1.80	(2.25)	0.36
Total from Investment Operations	0.37	2.12	0.44	1.97	(2.19)	0.61
Distributions from and/or in Excess of:
Net Investment Income	—	(0.69)	(0.42)	(0.04)	(0.12)	(0.31)
Net Realized Gain	—	(4.76)	(3.56)	(0.29)	(0.78)	(1.28)
Total Distributions	—	(5.45)	(3.98)	(0.33)	(0.90)	(1.59)
Net Asset Value, End of Period	$7.22	$6.85	$10.18	$13.72	$12.08	$15.17
Total Return(2)	5.40%(3)	21.50%	2.50%	16.38%(4)	(14.37)%	4.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,107	$33,029	$34,343	$43,492	$330,721	$58,739
Ratio of Expenses Before Expense Limitation	1.44%(5)	1.24%	1.42%	1.38%	1.26%	1.07%
Ratio of Expenses After Expense Limitation	1.30%(5)(6)	1.17%(6)	1.30%(6)	1.30%(6)(7)	1.23%(6)	1.07%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.28%(6)	1.17%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	1.49%(5)(6)	1.19%(6)	1.37%(6)	1.28%(6)(7)	0.50%(6)	1.57%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	41%(3)	46%	49%	28%	36%	20%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.30%	1.28%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
International Equity Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.33	$9.74	$13.30	$11.91	$14.93	$15.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03	0.06	0.12	0.10	0.10	0.14
Net Realized and Unrealized Gain (Loss)	0.30	1.91	0.24	1.77	(2.33)	0.35
Total from Investment Operations	0.33	1.97	0.36	1.87	(2.23)	0.49
Distributions from and/or in Excess of:
Net Investment Income	—	(0.62)	(0.36)	(0.19)	(0.01)	(0.19)
Net Realized Gain	—	(4.76)	(3.56)	(0.29)	(0.78)	(1.28)
Total Distributions	—	(5.38)	(3.92)	(0.48)	(0.79)	(1.47)
Net Asset Value, End of Period	$6.66	$6.33	$9.74	$13.30	$11.91	$14.93
Total Return(2)	5.21%(3)	20.87%	1.92%	15.80%(4)	(14.86)%	3.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,613	$2,732	$2,961	$3,843	$3,579	$5,394
Ratio of Expenses Before Expense Limitation	2.02%(5)	1.94%	1.88%	1.84%	1.85%	1.79%
Ratio of Expenses After Expense Limitation	1.81%(5)(6)	1.80%(6)	1.80%(6)	1.79%(6)(7)	1.80%(6)	1.79%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.79%(6)	1.80%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	0.98%(5)(6)	0.58%(6)	0.87%(6)	0.78%(6)(7)	0.77%(6)	0.88%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	41%(3)	46%	49%	28%	36%	20%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.80%	0.77%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
International Equity Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.94	$9.42	$12.98	$11.63	$14.63	$15.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02	0.03	0.08	0.07	0.06	0.09
Net Realized and Unrealized Gain (Loss)	0.28	1.85	0.24	1.73	(2.28)	0.34
Total from Investment Operations	0.30	1.88	0.32	1.80	(2.22)	0.43
Distributions from and/or in Excess of:
Net Investment Income	—	(0.60)	(0.32)	(0.16)	—	(0.16)
Net Realized Gain	—	(4.76)	(3.56)	(0.29)	(0.78)	(1.28)
Total Distributions	—	(5.36)	(3.88)	(0.45)	(0.78)	(1.44)
Net Asset Value, End of Period	$6.24	$5.94	$9.42	$12.98	$11.63	$14.63
Total Return(2)	5.05%(3)	20.50%	1.69%	15.56%(4)	(15.12)%	3.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$372	$390	$381	$1,109	$1,098	$929
Ratio of Expenses Before Expense Limitation	2.67%(5)	2.72%	2.30%	2.32%	2.28%	2.33%
Ratio of Expenses After Expense Limitation	2.06%(5)(6)	2.05%(6)	2.05%(6)	2.04%(6)(7)	2.05%(6)	2.05%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.04%(6)	2.05%(6)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	0.73%(5)(6)	0.33%(6)	0.62%(6)	0.53%(6)(7)	0.48%(6)	0.58%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	41%(3)	46%	49%	28%	36%	20%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.05%	0.52%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
International Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.65	$10.01	$13.57	$12.13	$15.21	$16.19
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06	0.16	0.25	0.22	0.22	0.30
Net Realized and Unrealized Gain (Loss)	0.33	1.96	0.23	1.82	(2.38)	0.33
Total from Investment Operations	0.39	2.12	0.48	2.04	(2.16)	0.63
Distributions from and/or in Excess of:
Net Investment Income	—	(0.72)	(0.48)	(0.31)	(0.14)	(0.33)
Net Realized Gain	—	(4.76)	(3.56)	(0.29)	(0.78)	(1.28)
Total Distributions	—	(5.48)	(4.04)	(0.60)	(0.92)	(1.61)
Net Asset Value, End of Period	$7.04	$6.65	$10.01	$13.57	$12.13	$15.21
Total Return(3)	5.86%(4)	21.82%	2.81%	16.96%(5)	(14.14)%	4.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,215	$102,134	$137,160	$240,372	$245,372	$453,413
Ratio of Expenses Before Expense Limitation	1.06%(6)	0.99%	0.94%	0.93%	0.92%	0.91%
Ratio of Expenses After Expense Limitation	0.92%(6)(7)	0.91%(7)	0.91%(7)	0.90%(7)(8)	0.92%(7)	0.91%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.90%(7)	0.91%(7)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income	1.87%(6)(7)	1.47%(7)	1.76%(7)	1.67%(7)(8)	1.67%(7)	1.76%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	41%(4)	46%	49%	28%	36%	20%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.91%	1.66%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
International Opportunity Portfolio
Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$32.07	$28.57	$23.98	$19.80	$38.44	$41.46
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.07)	(0.10)	(0.05)	(0.10)	(0.30)
Net Realized and Unrealized Gain (Loss)	2.99	3.57	4.73	4.23	(16.71)	(1.90)
Total from Investment Operations	2.97	3.50	4.63	4.18	(16.81)	(2.20)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.04)	—	—	—
Net Realized Gain	—	—	—	—	(1.83)	(0.82)
Total Distributions	—	—	(0.04)	—	(1.83)	(0.82)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$35.04	$32.07 (3)	$28.57	$23.98	$19.80	$38.44
Total Return(4)	8.89%(5)	12.25%(3)	19.32%	21.11%(6)	(43.76)%	(5.24)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$502,962	$555,727	$534,510	$682,842	$668,597	$3,229,961
Ratio of Expenses Before Expense Limitation	1.11%(7)	1.08%	1.06%	0.94%	1.11%	0.99%
Ratio of Expenses After Expense Limitation	1.00%(7)(8)	1.00%(8)	1.00%(8)	0.91%(8)(9)	1.00%(8)	0.99%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00%(7)(8)	1.00%(8)	1.00%(8)	N/A	1.00%(8)	0.99%(8)
Ratio of Net Investment Loss	(0.15)%(7)(8)	(0.23)%(8)	(0.37)%(8)	(0.21)%(8)(9)	(0.39)%(8)	(0.70)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	14%(5)	25%	28%	20%	18%	36%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.84	$27.55	$23.17	$19.19	$37.49	$40.57
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)	(0.17)	(0.18)	(0.12)	(0.19)	(0.41)
Net Realized and Unrealized Gain (Loss)	2.88	3.46	4.56	4.10	(16.28)	(1.85)
Total from Investment Operations	2.80	3.29	4.38	3.98	(16.47)	(2.26)
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(1.83)	(0.82)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$33.64	$30.84 (3)	$27.55	$23.17	$19.19	$37.49
Total Return(4)	8.73%(5)	11.94%(3)	18.90%	20.74%(6)	(43.96)%	(5.50)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$134,132	$166,630	$167,662	$204,639	$220,442	$638,203
Ratio of Expenses Before Expense Limitation	1.39%(7)	1.35%	1.34%	1.26%	1.35%	1.28%
Ratio of Expenses After Expense Limitation	1.35%(7)(8)	1.32%(8)	1.32%(8)	1.23%(8)(9)	1.35%(8)	1.28%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35%(7)(8)	1.32%(8)	1.32%(8)	N/A	1.35%(8)	1.28%(8)
Ratio of Net Investment Loss	(0.50)%(7)(8)	(0.55)%(8)	(0.69)%(8)	(0.53)%(8)(9)	(0.78)%(8)	(0.99)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	14%(5)	25%	28%	20%	18%	36%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.26%	(0.56)%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.50	$25.60	$21.64	$18.04	$35.60	$38.79
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)	(0.30)	(0.29)	(0.23)	(0.29)	(0.62)
Net Realized and Unrealized Gain (Loss)	2.65	3.20	4.25	3.83	(15.44)	(1.75)
Total from Investment Operations	2.51	2.90	3.96	3.60	(15.73)	(2.37)
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(1.83)	(0.82)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$31.01	$28.50 (3)	$25.60	$21.64	$18.04	$35.60
Total Return(4)	8.43%(5)	11.33%(3)	18.30%	20.02%(6)	(44.24)%	(6.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$174	$160	$203	$205	$171	$448
Ratio of Expenses Before Expense Limitation	3.19%(7)	3.15%	3.02%	3.03%	2.62%	2.15%
Ratio of Expenses After Expense Limitation	1.85%(7)(8)	1.85%(8)	1.85%(8)	1.82%(8)(9)	1.85%(8)	1.85%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85%(7)(8)	1.85%(8)	1.85%(8)	N/A	1.85%(8)	1.85%(8)
Ratio of Net Investment Loss	(1.01)%(7)(8)	(1.08)%(8)	(1.22)%(8)	(1.10)%(8)(9)	(1.25)%(8)	(1.56)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	14%(5)	25%	28%	20%	18%	36%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.13)%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.82	$25.05	$21.21	$17.71	$35.08	$38.29
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.17)	(0.36)	(0.33)	(0.25)	(0.34)	(0.66)
Net Realized and Unrealized Gain (Loss)	2.58	3.13	4.17	3.75	(15.20)	(1.73)
Total from Investment Operations	2.41	2.77	3.84	3.50	(15.54)	(2.39)
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(1.83)	(0.82)
Redemption Fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$30.23	$27.82 (3)	$25.05	$21.21	$17.71	$35.08
Total Return(4)	8.31%(5)	11.06%(3)	18.06%	19.83%(6)	(44.36)%	(6.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,072	$12,928	$17,885	$24,887	$28,775	$91,503
Ratio of Expenses Before Expense Limitation	2.14%(7)	2.11%	2.07%	1.99%	2.07%	1.98%
Ratio of Expenses After Expense Limitation	2.10%(7)(8)	2.08%(8)	2.06%(8)	1.97%(8)(9)	2.06%(8)	1.98%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10%(7)(8)	2.08%(8)	2.06%(8)	N/A	2.06%(8)	1.98%(8)
Ratio of Net Investment Loss	(1.25)%(7)(8)	(1.31)%(8)	(1.43)%(8)	(1.26)%(8)(9)	(1.47)%(8)	(1.69)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	14%(5)	25%	28%	20%	18%	36%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.99%	(1.28)%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$32.26	$28.72	$24.10	$19.90	$38.58	$41.56
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)	(0.05)	(0.08)	(0.05)	(0.09)	(0.25)
Net Realized and Unrealized Gain (Loss)	3.00	3.57	4.75	4.25	(16.76)	(1.91)
Total from Investment Operations	2.98	3.52	4.67	4.20	(16.85)	(2.16)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.06)	—	—	—
Net Realized Gain	—	—	—	—	(1.83)	(0.82)
Total Distributions	—	—	(0.06)	—	(1.83)	(0.82)
Redemption Fees	0.02	0.02	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$35.26	$32.26 (4)	$28.72	$24.10	$19.90	$38.58
Total Return(5)	8.93%(6)	12.33%(4)	19.42%	21.11%(7)	(43.70)%	(5.13)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,921	$3,614	$3,180	$34,160	$133,702	$131,721
Ratio of Expenses Before Expense Limitation	1.25%(8)	1.23%	1.11%	0.96%	0.94%	0.90%
Ratio of Expenses After Expense Limitation	0.94%(8)(9)	0.94%(9)	0.94%(9)	0.92%(9)(10)	0.92%(9)	0.88%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94%(8)(9)	0.94%(9)	0.94%(9)	N/A	0.92%(9)	0.88%(9)
Ratio of Net Investment Loss	(0.09)%(8)(9)	(0.17)%(9)	(0.30)%(9)	(0.22)%(9)(10)	(0.35)%(9)	(0.59)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(8)(11)	0.00%(11)	0.00%(11)	0.00%(11)	0.00%(11)	0.00%(11)
Portfolio Turnover Rate	14%(6)	25%	28%	20%	18%	36%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(5)	Calculated based on the net asset value as of the last business day of the period.
(6)	Not annualized.
(7)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(8)	Annualized.
(9)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(10)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(11)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
International Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$32.27	$28.72	$24.11	$19.91	$38.60	$41.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.10	(0.05)	(0.08)	(0.05)	(0.09)	(0.25)
Net Realized and Unrealized Gain (Loss)	2.87	6.51	4.75	4.25	(16.77)	(1.91)
Total from Investment Operations	2.97	6.46	4.67	4.20	(16.86)	(2.16)
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.06)	—	—	—
Net Realized Gain	—	—	—	—	(1.83)	(0.82)
Total Distributions	—	—	(0.06)	—	(1.83)	(0.82)
Redemption Fees	0.02	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$35.26	$32.27 (3)	$28.72	$24.11	$19.91	$38.60
Total Return(4)	8.89%(5)	12.36%(3)	19.37%	21.09%(6)	(43.70)%	(5.13)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16	$14	$13	$130,175	$119,937	$141,615
Ratio of Expenses Before Expense Limitation	14.80%(7)	15.90%	0.95%	0.94%	0.92%	0.88%
Ratio of Expenses After Expense Limitation	0.94%(7)(8)	0.94%(8)	0.94%(8)	0.91%(8)(9)	0.92%(8)	0.88%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94%(7)(8)	0.93%(8)	0.94%(8)	N/A	0.92%(8)	0.88%(8)
Ratio of Net Investment Income (Loss)	0.62%(7)(8)	(0.17)%(8)	(0.30)%(8)	(0.21)%(8)(9)	(0.36)%(8)	(0.59)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Portfolio Turnover Rate	14%(5)	25%	28%	20%	18%	36%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
International Resilience Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,			Period from July 29, 2022(1) to December 31, 2022
Selected Per Share Data and Ratios		2025	2024	2023
Net Asset Value, Beginning of Period	$12.11	$11.14	$11.14	$9.76	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08	0.06	0.07	0.10	0.00 (3)
Net Realized and Unrealized Gain (Loss)	0.36	1.36	0.35	1.51	(0.24)
Total from Investment Operations	0.44	1.42	0.42	1.61	(0.24)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.06)	(0.07)	(0.08)	—
Net Realized Gain	—	(0.39)	(0.35)	(0.15)	—
Paid-in-Capital	—	(0.00)(3)	—	—	—
Total Distributions	—	(0.45)	(0.42)	(0.23)	—
Net Asset Value, End of Period	$12.55	$12.11	$11.14	$11.14	$9.76
Total Return(4)	3.63%(5)	12.79%	3.65%	16.54%(6)	(2.40)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,989	$1,917	$1,699	$1,536	$1,317
Ratio of Expenses Before Expense Limitation	13.46%(7)	15.91%	15.98%	19.42%	25.45%(7)
Ratio of Expenses After Expense Limitation	0.85%(7)(8)	0.85%(8)	0.85%(8)	0.73%(8)(9)	0.84%(7)(8)
Ratio of Net Investment Income	1.36%(7)(8)	0.47%(8)	0.64%(8)	0.91%(8)(9)	0.01%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.01%(7)(10)
Portfolio Turnover Rate	36%(5)	57%	48%	25%	7%(5)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Performance was positively impacted by approximately 0.10% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 16.44%.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.79%

(10)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
International Resilience Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,			Period from July 29, 2022(1) to December 31, 2022
Selected Per Share Data and Ratios		2025	2024	2023
Net Asset Value, Beginning of Period	$12.08	$11.11	$11.12	$9.75	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06	0.02	0.03	0.06	(0.01)
Net Realized and Unrealized Gain (Loss)	0.36	1.35	0.35	1.51	(0.24)
Total from Investment Operations	0.42	1.37	0.38	1.57	(0.25)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.01)	(0.04)	(0.05)	—
Net Realized Gain	—	(0.39)	(0.35)	(0.15)	—
Total Distributions	—	(0.40)	(0.39)	(0.20)	—
Net Asset Value, End of Period	$12.50	$12.08	$11.11	$11.12	$9.75
Total Return(3)	3.48%(4)	12.43%	3.30%	16.06%(5)	(2.50)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$89	$86	$77	$57	$49
Ratio of Expenses Before Expense Limitation	15.22%(6)	18.65%	19.68%	23.60%	30.17%(6)
Ratio of Expenses After Expense Limitation	1.20%(6)(7)	1.20%(7)	1.20%(7)	1.08%(7)(8)	1.20%(6)(7)
Ratio of Net Investment Income (Loss)	1.01%(6)(7)	0.13%(7)	0.28%(7)	0.55%(7)(8)	(0.35)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(6)(9)
Portfolio Turnover Rate	36%(4)	57%	48%	25%	7%(4)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Performance was positively impacted by approximately 0.10% for Class A shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 15.96%.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.20%	0.43%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
International Resilience Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,			Period from July 29, 2022(1) to December 31, 2022
Selected Per Share Data and Ratios		2025	2024	2023
Net Asset Value, Beginning of Period	$11.87	$10.99	$11.05	$9.71	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02	(0.08)	(0.05)	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss)	0.34	1.35	0.34	1.51	(0.25)
Total from Investment Operations	0.36	1.27	0.29	1.49	(0.29)
Distributions from and/or in Excess of:
Net Realized Gain	—	(0.39)	(0.35)	(0.15)	—
Net Asset Value, End of Period	$12.23	$11.87	$10.99	$11.05	$9.71
Total Return(3)	3.03%(4)	11.61%	2.52%	15.33%(5)	(2.90)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$66	$64	$57	$56	$49
Ratio of Expenses Before Expense Limitation	17.37%(6)	20.10%	20.59%	24.37%	30.92%(6)
Ratio of Expenses After Expense Limitation	1.95%(6)(7)	1.95%(7)	1.95%(7)	1.83%(7)(8)	1.95%(6)(7)
Ratio of Net Investment Income (Loss)	0.27%(6)(7)	(0.63)%(7)	(0.46)%(7)	(0.19)%(7)(8)	(1.10)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(6)(9)
Portfolio Turnover Rate	36%(4)	57%	48%	25%	7%(4)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Performance was positively impacted by approximately 0.10% for Class C shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 15.23%.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.95%	(0.31)%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
International Resilience Portfolio

	Class R6
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,			Period from July 29, 2022(1) to December 31, 2022
Selected Per Share Data and Ratios		2025	2024	2023
Net Asset Value, Beginning of Period	$12.12	$11.15	$11.14	$9.76	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09	0.06	0.08	0.10	0.00 (3)
Net Realized and Unrealized Gain (Loss)	0.35	1.36	0.36	1.52	(0.24)
Total from Investment Operations	0.44	1.42	0.44	1.62	(0.24)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.06)	(0.08)	(0.09)	—
Net Realized Gain	—	(0.39)	(0.35)	(0.15)	—
Total Distributions	—	(0.45)	(0.43)	(0.24)	—
Net Asset Value, End of Period	$12.56	$12.12	$11.15	$11.14	$9.76
Total Return(4)	3.63%(5)	12.83%	3.79%	16.60%(6)	(2.40)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$69	$67	$59	$57	$49
Ratio of Expenses Before Expense Limitation	16.28%(7)	18.99%	19.30%	23.18%	29.95%(7)
Ratio of Expenses After Expense Limitation	0.80%(7)(8)	0.80%(8)	0.80%(8)	0.68%(8)(9)	0.80%(7)(8)
Ratio of Net Investment Income	1.41%(7)(8)	0.52%(8)	0.69%(8)	0.96%(8)(9)	0.05%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(7)(10)
Portfolio Turnover Rate	36%(5)	57%	48%	25%	7%(5)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Performance was positively impacted by approximately 0.11% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 16.49%.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.84%

(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
Passport Overseas Equity Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.91	$15.55	$15.00	$13.80	$17.91	$19.03
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21	0.29	0.17	0.22	0.18	0.17
Net Realized and Unrealized Gain (Loss)	3.19	5.60	0.92	1.50	(4.06)	0.24
Total from Investment Operations	3.40	5.89	1.09	1.72	(3.88)	0.41
Distributions from and/or in Excess of:
Net Investment Income	—	(0.33)	(0.19)	(0.26)	(0.10)	(0.23)
Net Realized Gain	—	(2.20)	(0.35)	(0.26)	(0.13)	(1.30)
Total Distributions	—	(2.53)	(0.54)	(0.52)	(0.23)	(1.53)
Net Asset Value, End of Period	$22.31	$18.91	$15.55	$15.00	$13.80	$17.91
Total Return(2)	17.79%(3)	38.53%	7.19%	12.52%(4)	(21.57)%	2.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$125,415	$107,604	$86,227	$119,815	$104,002	$153,810
Ratio of Expenses Before Expense Limitation	1.04%(5)	1.11%	1.10%	1.02%	1.08%	0.95%
Ratio of Expenses After Expense Limitation	0.89%(5)(6)	0.89%(6)	0.90%(6)	0.86%(6)(7)	0.89%(6)	0.89%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	N/A	N/A	0.89%(6)	0.89%(6)
Ratio of Net Investment Income	2.00%(5)(6)	1.53%(6)	1.05%(6)	1.48%(6)(7)	1.18%(6)	0.87%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.01%	0.01%	0.01%
Portfolio Turnover Rate	24%(3)	36%	30%	14%	25%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.89%	1.45%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Passport Overseas Equity Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.45	$15.95	$15.37	$14.13	$18.32	$19.43
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18	0.23	0.12	0.18	0.13	0.11
Net Realized and Unrealized Gain (Loss)	3.28	5.73	0.95	1.53	(4.13)	0.25
Total from Investment Operations	3.46	5.96	1.07	1.71	(4.00)	0.36
Distributions from and/or in Excess of:
Net Investment Income	—	(0.26)	(0.14)	(0.21)	(0.06)	(0.17)
Net Realized Gain	—	(2.20)	(0.35)	(0.26)	(0.13)	(1.30)
Total Distributions	—	(2.46)	(0.49)	(0.47)	(0.19)	(1.47)
Net Asset Value, End of Period	$22.91	$19.45	$15.95	$15.37	$14.13	$18.32
Total Return(2)	17.61%(3)	38.01%	6.89%	12.15%(4)	(21.77)%	2.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$67,031	$57,844	$46,959	$50,552	$51,769	$71,668
Ratio of Expenses Before Expense Limitation	1.31%(5)	1.39%	1.36%	1.28%	1.34%	1.22%
Ratio of Expenses After Expense Limitation	1.20%(5)(6)	1.22%(6)	1.19%(6)	1.16%(6)(7)	1.18%(6)	1.18%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	N/A	N/A	1.18%(6)	1.18%(6)
Ratio of Net Investment Income	1.69%(5)(6)	1.21%(6)	0.76%(6)	1.18%(6)(7)	0.88%(6)	0.55%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.01%	0.01%	0.01%
Portfolio Turnover Rate	24%(3)	36%	30%	14%	25%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.19%	1.15%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Passport Overseas Equity Portfolio

	Class L
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.22	$15.78	$15.21	$13.99	$18.16	$19.27
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12	0.13	0.03	0.09	0.05	0.00 (2)
Net Realized and Unrealized Gain (Loss)	3.24	5.67	0.94	1.51	(4.09)	0.24
Total from Investment Operations	3.36	5.80	0.97	1.60	(4.04)	0.24
Distributions from and/or in Excess of:
Net Investment Income	—	(0.16)	(0.05)	(0.12)	—	(0.05)
Net Realized Gain	—	(2.20)	(0.35)	(0.26)	(0.13)	(1.30)
Total Distributions	—	(2.36)	(0.40)	(0.38)	(0.13)	(1.35)
Net Asset Value, End of Period	$22.58	$19.22	$15.78	$15.21	$13.99	$18.16
Total Return(3)	17.30%(4)	37.39%	6.27%	11.51%(5)	(22.22)%	1.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,706	$5,027	$3,981	$4,206	$4,129	$5,475
Ratio of Expenses Before Expense Limitation	1.84%(6)	1.94%	1.92%	1.84%	1.90%	1.76%
Ratio of Expenses After Expense Limitation	1.73%(6)(7)	1.74%(7)	1.75%(7)	1.71%(7)(8)	1.74%(7)	1.74%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	N/A	N/A	1.74%(7)	1.74%(7)
Ratio of Net Investment Income	1.16%(6)(7)	0.68%(7)	0.20%(7)	0.63%(7)(8)	0.32%(7)	0.02%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(9)	0.01%	0.01%	0.01%
Portfolio Turnover Rate	24%(4)	36%	30%	14%	25%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.74%	0.60%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Passport Overseas Equity Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.08	$15.68	$15.12	$13.89	$18.08	$19.22
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09	0.08	(0.01)	0.06	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	3.22	5.63	0.92	1.50	(4.07)	0.21
Total from Investment Operations	3.31	5.71	0.91	1.56	(4.06)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—	(0.11)	(0.00)(2)	(0.07)	—	(0.03)
Net Realized Gain	—	(2.20)	(0.35)	(0.26)	(0.13)	(1.30)
Total Distributions	—	(2.31)	(0.35)	(0.33)	(0.13)	(1.33)
Net Asset Value, End of Period	$22.39	$19.08	$15.68	$15.12	$13.89	$18.08
Total Return(3)	17.16%(4)	37.02%	5.98%	11.27%(5)	(22.43)%	1.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$445	$320	$274	$433	$459	$821
Ratio of Expenses Before Expense Limitation	2.46%(6)	2.95%	2.91%	2.74%	2.54%	2.36%
Ratio of Expenses After Expense Limitation	1.99%(6)(7)	1.99%(7)	2.00%(7)	1.96%(7)(8)	1.99%(7)	1.99%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	N/A	N/A	1.99%(7)	1.99%(7)
Ratio of Net Investment Income (Loss)	0.90%(6)(7)	0.43%(7)	(0.05)%(7)	0.37%(7)(8)	0.05%(7)	(0.09)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(9)	0.01%	0.01%	0.01%
Portfolio Turnover Rate	24%(4)	36%	30%	14%	25%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.99%	0.34%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Passport Overseas Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.94	$15.57	$15.02	$13.82	$17.91	$19.04
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21	0.30	0.18	0.23	0.21	0.18
Net Realized and Unrealized Gain (Loss)	3.19	5.61	0.92	1.49	(4.06)	0.23
Total from Investment Operations	3.40	5.91	1.10	1.72	(3.85)	0.41
Distributions from and/or in Excess of:
Net Investment Income	—	(0.34)	(0.20)	(0.26)	(0.11)	(0.24)
Net Realized Gain	—	(2.20)	(0.35)	(0.26)	(0.13)	(1.30)
Total Distributions	—	(2.54)	(0.55)	(0.52)	(0.24)	(1.54)
Net Asset Value, End of Period	$22.34	$18.94	$15.57	$15.02	$13.82	$17.91
Total Return(3)	17.83%(4)	38.54%	7.24%	12.56%(5)	(21.45)%	2.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$60	$38	$27	$16	$23	$32
Ratio of Expenses Before Expense Limitation	3.79%(6)	7.50%	9.26%	12.52%	5.55%	10.73%
Ratio of Expenses After Expense Limitation	0.84%(6)(7)	0.84%(7)	0.85%(7)	0.81%(7)(8)	0.84%(7)	0.84%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	N/A	N/A	0.84%(7)	0.84%(7)
Ratio of Net Investment Income	2.05%(6)(7)	1.58%(7)	1.10%(7)	1.52%(7)(8)	1.41%(7)	0.89%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(9)	0.01%	0.01%	0.01%
Portfolio Turnover Rate	24%(4)	36%	30%	14%	25%	39%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.84%	1.49%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
Passport Overseas Equity Portfolio

	Class IR
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.91	$15.55	$15.00	$13.81	$17.91	$19.04
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21	0.30	0.18	0.23	0.18	0.18
Net Realized and Unrealized Gain (Loss)	3.20	5.60	0.92	1.48	(4.04)	0.23
Total from Investment Operations	3.41	5.90	1.10	1.71	(3.86)	0.41
Distributions from and/or in Excess of:
Net Investment Income	—	(0.34)	(0.20)	(0.26)	(0.11)	(0.24)
Net Realized Gain	—	(2.20)	(0.35)	(0.26)	(0.13)	(1.30)
Total Distributions	—	(2.54)	(0.55)	(0.52)	(0.24)	(1.54)
Net Asset Value, End of Period	$22.32	$18.91	$15.55	$15.00	$13.81	$17.91
Total Return(2)	17.85%(3)	38.59%	7.25%	12.49%(4)	(21.51)%	2.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22	$19	$14	$13	$11	$14
Ratio of Expenses Before Expense Limitation	10.63%(5)	13.76%	15.19%	19.62%	18.22%	14.38%
Ratio of Expenses After Expense Limitation	0.84%(5)(6)	0.84%(6)	0.85%(6)	0.81%(6)(7)	0.84%(6)	0.84%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	N/A	N/A	0.84%(6)	0.84%(6)
Ratio of Net Investment Income	2.06%(5)(6)	1.58%(6)	1.10%(6)	1.52%(6)(7)	1.21%(6)	0.92%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.00%(8)	0.00%(8)	0.01%	0.01%
Portfolio Turnover Rate	24%(3)	36%	30%	14%	25%	39%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	1.48%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights
Permanence Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.02	$12.78	$12.75	$11.16	$14.42	$14.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)	0.01	0.05	0.04	(0.02)	0.00 (2)
Net Realized and Unrealized Gain (Loss)	0.40	2.36	1.82	2.84	(2.93)	2.39
Total from Investment Operations	0.39	2.37	1.87	2.88	(2.95)	2.39
Distributions from and/or in Excess of:
Net Investment Income	—	(0.09)	(0.37)	—	(0.04)	(0.11)
Net Realized Gain	—	(2.04)	(1.47)	(1.29)	(0.27)	(2.51)
Total Distributions	—	(2.13)	(1.84)	(1.29)	(0.31)	(2.62)
Net Asset Value, End of Period	$13.41	$13.02	$12.78	$12.75	$11.16	$14.42
Total Return(3)	3.07%(4)	18.20%	13.78%	26.44%(5)	(20.55)%	16.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,072	$4,690	$3,971	$3,624	$3,117	$3,807
Ratio of Expenses Before Expense Limitation	7.21%(6)	6.28%	7.16%	7.44%	8.14%	7.49%
Ratio of Expenses After Expense Limitation	0.84%(6)(7)	0.84%(7)	0.85%(7)	0.65%(7)(8)	0.85%(7)	0.85%(7)
Ratio of Net Investment Income (Loss)	(0.09)%(6)(7)	0.06%(7)	0.35%(7)	0.31%(7)(8)	(0.14)%(7)	0.01%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	78%(4)	61%	74%	100%	57%	70%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Performance was positively impacted by approximately 0.19% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 26.25%.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.11%

(9)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Permanence Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.79	$12.59	$12.60	$11.07	$14.31	$14.61
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.03)	(0.04)	(0.00)(2)	(0.01)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	0.40	2.32	1.78	2.83	(2.91)	2.37
Total from Investment Operations	0.37	2.28	1.78	2.82	(2.97)	2.32
Distributions from and/or in Excess of:
Net Investment Income	—	(0.04)	(0.32)	—	—	(0.11)
Net Realized Gain	—	(2.04)	(1.47)	(1.29)	(0.27)	(2.51)
Total Distributions	—	(2.08)	(1.79)	(1.29)	(0.27)	(2.62)
Net Asset Value, End of Period	$13.16	$12.79	$12.59	$12.60	$11.07	$14.31
Total Return(3)	2.89%(4)	17.73%	13.39%	26.11%(5)	(20.83)%	16.41%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$576	$746	$553	$660	$303	$324
Ratio of Expenses Before Expense Limitation	7.71%(6)	6.97%	7.95%	8.09%	9.60%	8.83%
Ratio of Expenses After Expense Limitation	1.19%(6)(7)	1.19%(7)	1.20%(7)	1.03%(7)(8)	1.20%(7)	1.20%(7)
Ratio of Net Investment Loss	(0.40)%(6)(7)	(0.28)%(7)	(0.01)%(7)	(0.07)%(7)(8)	(0.51)%(7)	(0.33)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(6)	0.01%	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	78%(4)	61%	74%	100%	57%	70%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)	Not annualized.
(5)
Performance was positively impacted by approximately 0.29% for Class A shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 25.82%.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.20%	(0.24)%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Permanence Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.27	$12.21	$12.23	$10.86	$14.16	$14.52
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)	(0.14)	(0.10)	(0.09)	(0.13)	(0.17)
Net Realized and Unrealized Gain (Loss)	0.38	2.24	1.73	2.75	(2.90)	2.35
Total from Investment Operations	0.31	2.10	1.63	2.66	(3.03)	2.18
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.18)	—	—	(0.03)
Net Realized Gain	—	(2.04)	(1.47)	(1.29)	(0.27)	(2.51)
Total Distributions	—	(2.04)	(1.65)	(1.29)	(0.27)	(2.54)
Net Asset Value, End of Period	$12.58	$12.27	$12.21	$12.23	$10.86	$14.16
Total Return(2)	2.53%(3)	16.77%	12.58%	25.15%(4)	(21.47)%	15.52%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39	$38	$32	$48	$20	$26
Ratio of Expenses Before Expense Limitation	13.14%(5)	13.08%	13.89%	14.88%	19.54%	18.17%
Ratio of Expenses After Expense Limitation	1.94%(5)(6)	1.94%(6)	1.95%(6)	1.71%(6)(7)	1.95%(6)	1.95%(6)
Ratio of Net Investment Loss	(1.16)%(5)(6)	(1.04)%(6)	(0.77)%(6)	(0.75)%(6)(7)	(1.24)%(6)	(1.09)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)(8)	0.01%	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	78%(3)	61%	74%	100%	57%	70%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.31% for Class C shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 24.84%.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.95%	(0.99)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Consolidated Financial Highlights (Cont'd)
Permanence Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.04	$12.80	$12.77	$11.17	$14.43	$14.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00)(3)	0.02	0.06	0.05	(0.01)	0.01
Net Realized and Unrealized Gain (Loss)	0.41	2.35	1.81	2.84	(2.94)	2.40
Total from Investment Operations	0.41	2.37	1.87	2.89	(2.95)	2.41
Distributions from and/or in Excess of:
Net Investment Income	—	(0.09)	(0.37)	—	(0.04)	(0.12)
Net Realized Gain	—	(2.04)	(1.47)	(1.29)	(0.27)	(2.51)
Total Distributions	—	(2.13)	(1.84)	(1.29)	(0.31)	(2.63)
Net Asset Value, End of Period	$13.45	$13.04	$12.80	$12.77	$11.17	$14.43
Total Return(4)	3.14%(5)	18.13%	13.90%	26.51%(6)	(20.50)%	16.95%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$84	$82	$69	$61	$44	$18
Ratio of Expenses Before Expense Limitation	9.57%(7)	8.99%	10.50%	11.18%	12.68%	20.29%
Ratio of Expenses After Expense Limitation	0.79%(7)(8)	0.79%(8)	0.80%(8)	0.61%(8)(9)	0.80%(8)	0.80%(8)
Ratio of Net Investment Income (Loss)	(0.02)%(7)(8)	0.12%(8)	0.40%(8)	0.35%(8)(9)	(0.06)%(8)	0.07%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(3)(7)	0.01%	0.00%(3)	0.00%(3)	0.00%(3)	0.00%(3)
Portfolio Turnover Rate	78%(5)	61%	74%	100%	57%	70%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than 0.005%.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)
Performance was positively impacted by approximately 0.20% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 26.31%.

(7)	Annualized.
(8)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(9)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.16%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights
US Core Portfolio
	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.49	$29.61	$23.04	$19.58	$24.59	$18.09
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04	0.01	0.02	0.10	0.08	0.05
Net Realized and Unrealized Gain (Loss)	0.97	4.87	6.57	3.43	(5.05)	6.46
Total from Investment Operations	1.01	4.88	6.59	3.53	(4.97)	6.51
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.02)	(0.07)	(0.03)	(0.01)
Net Realized Gain	—	—	—	—	(0.01)	—
Total Distributions	—	—	(0.02)	(0.07)	(0.04)	(0.01)
Net Asset Value, End of Period	$35.50	$34.49	$29.61	$23.04	$19.58	$24.59
Total Return(2)	2.93%(3)	16.48%	28.61%	18.06%(4)	(20.21)%	35.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$269,185	$283,825	$259,853	$144,907	$151,003	$110,286
Ratio of Expenses Before Expense Limitation	0.85%(5)	0.87%	0.84%	0.91%	0.95%	1.07%
Ratio of Expenses After Expense Limitation	0.80%(5)(6)	0.80%(6)	0.80%(6)	0.79%(6)(7)	0.80%(6)	0.80%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80%(5)(6)	0.80%(6)	0.80%(6)	N/A	0.80%(6)	0.80%(6)
Ratio of Net Investment Income	0.25%(5)(6)	0.03%(6)	0.08%(6)	0.48%(6)(7)	0.37%(6)	0.21%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	29%(3)	42%	32%	45%	23%	26%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.47%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
US Core Portfolio

	Class A
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.98	$29.26	$22.82	$19.40	$24.39	$17.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)	(0.09)	(0.05)	0.04	0.01	(0.01)
Net Realized and Unrealized Gain (Loss)	0.96	4.81	6.49	3.40	(4.99)	6.41
Total from Investment Operations	0.95	4.72	6.44	3.44	(4.98)	6.40
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.02)	—	—
Net Realized Gain	—	—	—	—	(0.01)	—
Total Distributions	—	—	—	(0.02)	(0.01)	—
Net Asset Value, End of Period	$34.93	$33.98	$29.26	$22.82	$19.40	$24.39
Total Return(2)	2.80%(3)	16.13%	28.22%	17.71%(4)	(20.42)%	35.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$94,351	$92,492	$76,184	$46,123	$41,802	$34,693
Ratio of Expenses Before Expense Limitation	1.11%(5)	1.13%	1.10%	1.16%	1.19%	1.36%
Ratio of Expenses After Expense Limitation	1.10%(5)(6)	1.11%(6)	1.07%(6)	1.08%(6)(7)	1.09%(6)	1.09%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.10%(5)(6)	1.11%(6)	1.07%(6)	N/A	1.09%(6)	1.09%(6)
Ratio of Net Investment Income (Loss)	(0.05)%(5)(6)	(0.28)%(6)	(0.19)%(6)	0.19%(6)(7)	0.07%(6)	(0.06)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	29%(3)	42%	32%	45%	23%	26%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.09%	0.18%

(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
US Core Portfolio

	Class C
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$31.89	$27.66	$21.73	$18.61	$23.56	$17.51
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)	(0.30)	(0.24)	(0.11)	(0.13)	(0.17)
Net Realized and Unrealized Gain (Loss)	0.89	4.53	6.17	3.23	(4.81)	6.22
Total from Investment Operations	0.76	4.23	5.93	3.12	(4.94)	6.05
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(0.01)	—
Net Asset Value, End of Period	$32.65	$31.89	$27.66	$21.73	$18.61	$23.56
Total Return(2)	2.42%(3)	15.26%	27.29%	16.77%(4)	(20.97)%	34.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,067	$55,408	$48,126	$31,178	$36,707	$22,638
Ratio of Expenses Before Expense Limitation	1.86%(5)	1.89%	1.85%	1.92%	1.91%	2.12%
Ratio of Expenses After Expense Limitation	1.86%(5)(6)	1.87%(6)	1.83%(6)	1.84%(6)(7)	1.81%(6)	1.84%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85%(5)(6)	1.87%(6)	1.83%(6)	N/A	1.81%(6)	1.84%(6)
Ratio of Net Investment Loss	(0.81)%(5)(6)	(1.04)%(6)	(0.94)%(6)	(0.57)%(6)(7)	(0.65)%(6)	(0.80)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	29%(3)	42%	32%	45%	23%	26%

(1)	Per share amount is based on average shares outstanding.
(2)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in
Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(0.58)%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026
Financial Highlights (Cont'd)
US Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.53	$29.63	$23.05	$19.60	$24.61	$18.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05	0.03	0.04	0.11	0.06	0.06
Net Realized and Unrealized Gain (Loss)	0.98	4.87	6.57	3.42	(5.02)	6.47
Total from Investment Operations	1.03	4.90	6.61	3.53	(4.96)	6.53
Distributions from and/or in Excess of:
Net Investment Income	—	—	(0.03)	(0.08)	(0.04)	(0.02)
Net Realized Gain	—	—	—	—	(0.01)	—
Total Distributions	—	—	(0.03)	(0.08)	(0.05)	(0.02)
Net Asset Value, End of Period	$35.56	$34.53	$29.63	$23.05	$19.60	$24.61
Total Return(3)	2.98%(4)	16.54%	28.69%	18.05%(5)	(20.16)%	36.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,901	$791	$707	$19	$9	$285
Ratio of Expenses Before Expense Limitation	0.88%(6)	1.08%	1.60%	19.75%	3.92%	2.20%
Ratio of Expenses After Expense Limitation	0.75%(6)(7)	0.75%(7)	0.75%(7)	0.73%(7)(8)	0.75%(7)	0.75%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.75%(6)(7)	0.75%(7)	0.75%(7)	N/A	0.75%(7)	0.75%(7)
Ratio of Net Investment Income	0.29%(6)(7)	0.08%(7)	0.14%(7)	0.54%(7)(8)	0.28%(7)	0.25%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	29%(4)	42%	32%	45%	23%	26%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(6)	Annualized.
(7)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(8)
If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense
Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.75%	0.52%

(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements
Morgan Stanley Institutional Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company is comprised of twenty-two separate, active, diversified and non-diversified funds (individually referred to as a “Fund,” collectively as the “Funds”).
The Company applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statements of Assets and Liabilities through the date that the financial statements were issued.
Investment objectives of each fund are as follows:
Fund	Basis of Financial Statements	Fund Objective	Issued Classes
Advantage Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6
Asia Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
Developing Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
Emerging Markets Leaders Portfolio		Seeks long-term capital appreciation.	I, A, C, R6, IR
Emerging Markets Portfolio		Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	I, A, L, C, R6, IR
Global Concentrated Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Global Core Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Global Endurance Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Global Franchise Portfolio		Seeks long-term capital appreciation.	I, A, L, C, R6
Global Insight Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6
Global Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6, IR
Global Permanence Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
Global Stars Portfolio		Seeks long-term capital appreciation.	I, A, L, C, R6
Growth Portfolio	consolidated	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	I, A, L, C, R6, IR
Inception Portfolio	consolidated	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.	I, A, L, C, R6
International Advantage Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6
International Equity Portfolio		Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.	I, A, L, C, R6
International Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6, IR
International Resilience Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Passport Overseas Equity Portfolio		Seeks long-term capital appreciation.	I, A, L, C, R6, IR
Permanence Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
US Core Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, each Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of each Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Certain Funds may invest up to 25% of their total assets in a wholly-owned subsidiary organized as a company under the laws of the Cayman Islands. Each subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin (“bitcoin ETFs”). The Funds are the sole shareholder of their respective Subsidiaries, and it is not currently expected that shares of each Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Funds and their respective Subsidiaries. All intercompany accounts and transactions of the Funds and their respective Subsidiaries have been eliminated in consolidation and all accounting policies of the Subsidiaries are consistent with those of the Funds. A Fund generally will not consolidate an investment in a company other than a wholly-owned or substantially whollyowned investment company subsidiary or a controlled operating company whose business consists of providing services to a Fund. As of

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
June 30, 2026, the following table represents the percentage of net assets of each Subsidiary.
Fund	Subsidiary	Net Asset Value (000)	% of Net Asset Value
Advantage Portfolio	Advantage Cayman Portfolio, Ltd.	$3,141	1.14%
Asia Opportunity Portfolio	Asia Opportunity Cayman Portfolio, Ltd.	—	—
Developing Opportunity Portfolio	Developing Opportunity Cayman Portfolio, Ltd.	—	—
Global Insight Portfolio	Global Insight Cayman Portfolio, Ltd.	870	1.55
Global Opportunity Portfolio	Global Opportunity Cayman Portfolio, Ltd.	—	—
Global Permanence Portfolio	Global Permanence Cayman Portfolio, Ltd.	389	0.86
Growth Portfolio	Growth Cayman Portfolio, Ltd.	56,858	1.58
Inception Portfolio	Inception Cayman Portfolio, Ltd.	5,649	2.00
International Advantage Portfolio	International Advantage Cayman Portfolio, Ltd.	—	—
International Opportunity Portfolio	International Opportunity Cayman Portfolio, Ltd.	—	—
Permanence Portfolio	Permanence Cayman Portfolio, Ltd.	62	1.65

Investments in the Subsidiary are expected to provide the Funds with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of each Fund's taxable income and distributions. If such changes occur, each Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect each Fund.
1.Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchange; If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) an unlisted equity security that trades over-the-counter (“OTC”) for which market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Company’s Board of Directors (the“Directors”) or quotes from a reputable broker/dealer; Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; (7) fixed income securities may be valued by an outside pricing service/vendor approved by the Directors. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Funds use a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2.Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company's investments. The inputs are summarized in the three broad levels listed below:
•Level 1 – unadjusted quoted prices in active markets for identical investments
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026:
Advantage Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$254,184 (1)	$—	$—	$254,184
Investment Company	3,143	—	—	3,143
Call Options Purchased	—	274	—	274
Short-Term Investment
Investment Company	20,042	—	—	20,042
Total Assets	$277,369	$274	$—	$277,643

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Asia Opportunity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$749	$646	$—	$1,395
Banks	4,375	5,677	—	10,052
Beverages	—	2,342	—	2,342
Broadline Retail	5,374	—	—	5,374
Consumer Finance	—	3,434	—	3,434
Electrical Equipment	—	3,604	—	3,604
Ground Transportation	3,740	—	—	3,740
Hotels, Restaurants & Leisure	8,230	6,858	—	15,088
Insurance	—	1,395	—	1,395
Interactive Media & Services	4,710	4,033	—	8,743
Real Estate Management & Development	—	1,546	—	1,546
Semiconductors & Semiconductor Equipment	—	28,756	—	28,756
Software	559	1,192	—	1,751
Tech Hardware, Storage & Peripherals	—	9,336	—	9,336
Textiles, Apparel & Luxury Goods	—	3,115	—	3,115
Total Common Stocks	27,737	71,934	—	99,671
Short-Term Investments
Investment Company	6,280	—	—	6,280
Repurchase Agreements	—	186	—	186
Total Assets	$34,017	$72,120	$—	$106,137

Developing Opportunity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$175	$155	$—	$330
Banks	1,905	1,071	—	2,976
Beverages	—	453	—	453
Broadline Retail	2,407	305	—	2,712
Consumer Finance	—	835	—	835
Electrical Equipment	—	773	—	773

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Developing Opportunity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Ground Transportation	$721	$—	$—	$721
Hotels, Restaurants & Leisure	1,895	1,724	—	3,619
Insurance	—	103	—	103
Interactive Media & Services	998	754	—	1,752
Real Estate Management & Development	—	316	—	316
Semiconductors & Semiconductor Equipment	—	7,623	—	7,623
Software	129	288	—	417
Tech Hardware, Storage & Peripherals	—	3,080	—	3,080
Textiles, Apparel & Luxury Goods	—	643	—	643
Total Common Stocks	8,230	18,123	—	26,353
Short-Term Investment
Investment Company	625	—	—	625
Total Assets	$8,855	$18,123	$—	$26,978

Emerging Markets Leaders Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,367	$—	$—	$2,367
Automobile Components	—	2,957	—	2,957
Automobiles	—	2,753	—	2,753
Banks	4,784	4,844	—	9,628
Broadline Retail	5,347	—	—	5,347
Capital Markets	—	1,235	—	1,235
Construction & Engineering	—	3,348	—	3,348
Consumer Finance	—	1,874	—	1,874
Consumer Staples Distribution & Retail	1,940	—	—	1,940
Electrical Equipment	—	2,924	—	2,924
Electronic Equipment, Instruments & Components	—	3,517	—	3,517
Health Care Providers & Services	—	2,347	—	2,347
Insurance	—	2,517	—	2,517
Interactive Media & Services	—	2,891	—	2,891
Life Sciences Tools & Services	—	1,893	—	1,893
Machinery	—	3,757	—	3,757
Metals & Mining	—	2,375	—	2,375
Oil, Gas & Consumable Fuels	—	756	—	756
Pharmaceuticals	—	3,132	—	3,132
Semiconductors & Semiconductor Equipment	—	32,412	—	32,412
Tech Hardware, Storage & Peripherals	—	4,571	—	4,571
Water Utilities	—	— @	—	— @
Wireless Telecommunication Services	—	4,503	—	4,503
Total Common Stocks	14,438	84,606	—	99,044
Short-Term Investment
Investment Company	4,197	—	—	4,197
Total Assets	$18,635	$84,606	$—	$103,241

@	Value is less than $500.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)

Emerging Markets Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$936	$—	$—	$936
Automobile Components	—	670	—	670
Automobiles	—	4,747	—	4,747
Banks	7,176	23,343	—	30,519
Broadline Retail	1,057	5,107	—	6,164
Capital Markets	—	2,142	—	2,142
Chemicals	—	895	—	895
Construction & Engineering	—	949	—	949
Construction Materials	—	968	—	968
Consumer Finance	—	2,101	—	2,101
Consumer Staples Distribution & Retail	933	800	—	1,733
Electrical Equipment	—	6,281	—	6,281
Electronic Equipment, Instruments & Components	—	11,938	—	11,938
Entertainment	—	940	—	940
Food Products	—	1,417	—	1,417
Health Care Providers & Services	—	2,698	—	2,698
Industrial Conglomerates	—	7,224	—	7,224
Insurance	—	2,909	—	2,909
Interactive Media & Services	—	5,833	—	5,833
Machinery	—	1,693	—	1,693
Metals & Mining	—	5,504	—	5,504
Oil, Gas & Consumable Fuels	—	1,868	—	1,868
Personal Care Products	—	409	—	409
Pharmaceuticals	—	2,230	—	2,230
Real Estate Management & Development	—	1,434	—	1,434
Semiconductors & Semiconductor Equipment	—	50,083	—	50,083
Tech Hardware, Storage & Peripherals	—	26,017	—	26,017
Tobacco	—	123	—	123
Wireless Telecommunication Services	1,225	1,205	—	2,430
Total Common Stocks	11,327	171,528	—	182,855
Short-Term Investments
Investment Company	2,609	—	—	2,609
Total Assets	$13,936	$171,528	$—	$185,464

Global Concentrated Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$28,476	$—	$—	$28,476
Automobiles	5,021	—	—	5,021
Banks	74,230	18,651	—	92,881
Capital Markets	21,223	—	—	21,223
Construction Materials	9,247	—	—	9,247
Consumer Staples Distribution & Retail	6,386	—	—	6,386
Interactive Media & Services	43,110	—	—	43,110
Metals & Mining	8,177	—	—	8,177
Oil, Gas & Consumable Fuels	13,710	—	—	13,710
Pharmaceuticals	30,852	—	—	30,852
Real Estate Management & Development	12,967	—	—	12,967
Semiconductors & Semiconductor Equipment	96,366	—	—	96,366
Software	17,794	—	—	17,794

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Global Concentrated Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Tech Hardware, Storage & Peripherals	$24,170	$—	$—	$24,170
Trading Companies & Distributors	2,637	—	—	2,637
Total Common Stocks	394,366	18,651	—	413,017
Short-Term Investment
Investment Company	4,368	—	—	4,368
Total Assets	$398,734	$18,651	$—	$417,385

Global Core Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$4,488	$—	$—	$4,488
Automobiles	1,881	—	—	1,881
Banks	11,615	1,228	—	12,843
Broadline Retail	2,565	—	—	2,565
Capital Markets	3,345	—	—	3,345
Chemicals	488	—	—	488
Communications Equipment	1,030	—	—	1,030
Construction Materials	1,359	—	—	1,359
Consumer Staples Distribution & Retail	134	—	—	134
Electrical Equipment	721	—	—	721
Electronic Equipment, Instruments & Components	1,128	—	—	1,128
Entertainment	700	—	—	700
Financial Services	638	—	—	638
Household Durables	179	—	—	179
Interactive Media & Services	6,963	—	—	6,963
Metals & Mining	603	—	—	603
Oil, Gas & Consumable Fuels	1,977	—	—	1,977
Pharmaceuticals	1,742	—	—	1,742
Real Estate Management & Development	1,215	—	—	1,215
Semiconductors & Semiconductor Equipment	10,464	—	—	10,464
Software	1,749	—	—	1,749
Specialty Retail	2,454	—	—	2,454
Tech Hardware, Storage & Peripherals	4,563	—	—	4,563
Textiles, Apparel & Luxury Goods	—	119	—	119
Trading Companies & Distributors	1,316	—	—	1,316
Total Common Stocks	63,317	1,347	—	64,664
Short-Term Investment
Investment Company	543	—	—	543
Total Assets	$63,860	$1,347	$—	$65,207

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)

Global Endurance
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$191	$568	$—	$759
Biotechnology	2,861	—	—	2,861
Commercial Services & Supplies	408	—	—	408
Diversified Consumer Services	402	—	—	402
Diversified Telecommunication Services	572	—	—	572
Electronic Equipment, Instruments & Components	418	—	—	418
Financial Services	425	—	—	425
Health Care Equipment & Supplies	668	—	—	668
Hotels, Restaurants & Leisure	1,157	—	—	1,157
Household Durables	329	3,095	—	3,424
Life Sciences Tools & Services	465	—	—	465
Media	425	—	—	425
Oil, Gas & Consumable Fuels	589	—	—	589
Pharmaceuticals	1,013	—	—	1,013
Specialty Retail	1,286	—	—	1,286
Textiles, Apparel & Luxury Goods	—	156	—	156
Trading Companies & Distributors	812	—	—	812
Total Common Stocks	12,021	3,819	—	15,840
Investment Company	353	—	—	353
Short-Term Investments
Investment Company	499	—	—	499
Repurchase Agreements	—	89	—	89
Total Short-Term Investments	499	89	—	588
Total Assets	$12,873	$3,908	$—	$16,781

Global Franchise Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$17,688	$17,646	$—	$35,334
Beverages	48,036	—	—	48,036
Broadline Retail	36,688	—	—	36,688
Capital Markets	103,589	—	—	103,589
Electrical Equipment	—	16,942	—	16,942
Entertainment	40,514	—	—	40,514
Financial Services	56,469	—	—	56,469
Ground Transportation	25,496	—	—	25,496
Health Care Equipment & Supplies	25,361	—	—	25,361
Health Care Providers & Services	37,716	—	—	37,716
Hotels, Restaurants & Leisure	11,543	—	—	11,543
Household Products	32,504	—	—	32,504
Insurance	46,878	—	—	46,878
Interactive Media & Services	65,841	—	—	65,841
Life Sciences Tools & Services	29,852	—	—	29,852
Machinery	23,362	—	—	23,362
Personal Care Products	—	47,640	—	47,640
Pharmaceuticals	—	26,664	—	26,664
Professional Services	8,051	61,244	—	69,295
Semiconductors & Semiconductor Equipment	—	62,639	—	62,639
Software	78,639	24,776	—	103,415
Specialty Retail	26,504	—	—	26,504

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Global Franchise Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Textiles, Apparel & Luxury Goods	$—	$10,445	$—	$10,445
Tobacco	24,864	—	—	24,864
Total Common Stocks	739,595	267,996	—	1,007,591
Short-Term Investment
Investment Company	14,830	—	—	14,830
Total Assets	$754,425	$267,996	$—	$1,022,421

Global Insight Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$4,586	$—	$—	$4,586
Banks	158	—	—	158
Biotechnology	5,483	—	—	5,483
Broadline Retail	2,995	—	—	2,995
Capital Markets	292	—	—	292
Diversified Telecommunication Services	2,712	—	—	2,712
Entertainment	2,876	—	—	2,876
Financial Services	5,223	800	—	6,023
Household Durables	—	60	—	60
Information Technology Services	10,112	—	—	10,112
Personal Care Products	83	—	—	83
Pharmaceuticals	5,028	—	—	5,028
Real Estate Management & Development	1,610	—	—	1,610
Software	7,673	—	—	7,673
Tech Hardware, Storage & Peripherals	2,478	—	—	2,478
Trading Companies & Distributors	2,015	—	—	2,015
Total Common Stocks	53,324	860	—	54,184
Preferred Stock
Software	—	—	12	12
Investment Company	871	—	—	871
Warrants	6	—	—	6
Call Options Purchased	—	57	—	57
Short-Term Investments
Investment Company	1,241	—	—	1,241
Repurchase Agreements	—	25	—	25
Total Assets	$55,442	$942	$12	$56,396

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Preferred Stock (000)
Beginning Balance	$20
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(8)
Realized gains (losses)	—
Ending Balance	$12
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$(8)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2026:
	Fair Value at June 30, 2026 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$12	Market Transaction Method	Precedent Transaction	$1.93	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	20.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.6x	Increase
			Discount for Lack of Marketability	17.0%	Decrease

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Global Opportunity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$81,944	$—	$81,944
Banks	135,209	61,721	—	196,930
Broadline Retail	236,086	—	—	236,086
Diversified Telecommunication Services	99,817	—	—	99,817
Electrical Equipment	—	72,749	—	72,749
Electronic Equipment, Instruments & Components	—	55,957	— †	55,957 †
Entertainment	259,776	—	—	259,776
Financial Services	191,622	—	—	191,622
Ground Transportation	148,949	—	—	148,949
Hotels, Restaurants & Leisure	195,621	36,113	—	231,734
Information Technology Services	32,883	—	—	32,883
Interactive Media & Services	200,378	—	—	200,378
Semiconductors & Semiconductor Equipment	—	731,279	—	731,279
Software	65,080	—	—	65,080

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Global Opportunity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Common Stocks (cont’d)
Tech Hardware, Storage & Peripherals	$—	$136,448	$—	$136,448
Textiles, Apparel & Luxury Goods	36,664	216,874	—	253,538
Total Common Stocks	1,602,085	1,393,085	— †	2,995,170 †
Short-Term Investment
Investment Company	35,118	—	—	35,118
Total Assets	$1,637,203	$1,393,085	$— †	$3,030,288 †

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
†	Includes a security valued at zero.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
Global Permanence Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,457	$—	$1,457
Automobiles	1,224	—	—	1,224
Banks	118	—	—	118
Beverages	1,144	243	—	1,387
Broadline Retail	2,088	—	—	2,088
Building Products	1,344	—	—	1,344
Capital Markets	436	—	—	436
Commercial Services & Supplies	1,282	393	—	1,675
Diversified Telecommunication Services	874	—	—	874
Entertainment	3,145	—	—	3,145
Financial Services	921	1,077	—	1,998
Ground Transportation	2,115	—	—	2,115
Health Care Equipment & Supplies	1,459	402	—	1,861
Hotels, Restaurants & Leisure	975	210	—	1,185
Household Durables	—	33	—	33
Information Technology Services	7,265	—	—	7,265
Life Sciences Tools & Services	—	2,110	—	2,110
Metals & Mining	575	—	—	575
Oil, Gas & Consumable Fuels	219	—	—	219
Personal Care Products	236	449	—	685
Pharmaceuticals	3,903	—	—	3,903
Professional Services	451	—	—	451
Real Estate Management & Development	109	—	—	109
Software	1,216	—	—	1,216
Textiles, Apparel & Luxury Goods	1,007	910	—	1,917
Trading Companies & Distributors	3,661	—	—	3,661
Total Common Stocks	35,767	7,284	—	43,051
Investment Company	382	—	—	382
Warrants	—	—	— †	— †
Call Options Purchased	—	41	—	41

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Global Permanence Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Short-Term Investment
Investment Company	$1,676	$—	$—	$1,676
Total Assets	$37,825	$7,325	$— †	$45,150 †

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
†	Includes a security valued at zero.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
Global Stars Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$647	$—	$—	$647
Air Freight & Logistics	—	670	—	670
Beverages	715	—	—	715
Broadline Retail	1,275	243	—	1,518
Capital Markets	1,256	—	—	1,256
Commercial Services & Supplies	424	487	—	911
Consumer Staples Distribution & Retail	657	—	—	657
Electrical Equipment	—	218	—	218
Electronic Equipment, Instruments & Components	—	543	—	543
Entertainment	473	—	—	473
Financial Services	723	—	—	723
Ground Transportation	669	—	—	669
Health Care Providers & Services	376	—	—	376
Hotels, Restaurants & Leisure	478	—	—	478
Information Technology Services	370	—	—	370
Interactive Media & Services	1,580	315	—	1,895
Personal Care Products	—	245	—	245
Semiconductors & Semiconductor Equipment	816	3,630	—	4,446
Software	1,853	—	—	1,853
Tech Hardware, Storage & Peripherals	536	—	—	536
Textiles, Apparel & Luxury Goods	356	261	—	617
Trading Companies & Distributors	306	1,138	—	1,444
Total Common Stocks	13,510	7,750	—	21,260
Warrants	—	—	— †	— †

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Global Stars Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Short-Term Investment
Investment Company	$282	$—	$—	$282
Total Assets	$13,792	$7,750	$— †	$21,542 †

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
†	Includes a security valued at zero.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
Growth Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$332,223	$—	$—	$332,223
Biotechnology	187,005	—	—	187,005
Broadline Retail	36,788	—	—	36,788
Diversified Telecommunication Services	173,319	—	—	173,319
Electronic Equipment, Instruments & Components	—	—	— †	— †
Entertainment	137,909	—	—	137,909
Financial Services	323,019	—	—	323,019
Health Care Equipment & Supplies	109,510	—	—	109,510
Hotels, Restaurants & Leisure	169,711	—	—	169,711
Information Technology Services	644,958	—	—	644,958
Pharmaceuticals	275,356	—	—	275,356
Real Estate Management & Development	21,457	—	—	21,457
Software	584,638	—	—	584,638
Tech Hardware, Storage & Peripherals	161,566	—	—	161,566
Trading Companies & Distributors	164,774	—	—	164,774
Total Common Stocks	3,322,233	—	— †	3,322,233 †
Preferred Stocks
Financial Services	—	—	13,698	13,698
Software	—	—	161,269	161,269
Total Preferred Stocks	—	—	174,967	174,967
Investment Company	56,868	—	—	56,868
Call Options Purchased	—	3,636	—	3,636
Short-Term Investments
Investment Company	55,232	—	—	55,232
Repurchase Agreements	—	864	—	864
Total Short-Term Investments	55,232	864	—	56,096
Total Assets	$3,434,333	$4,500	$174,967 †	$3,613,800 †

†	Includes a security valued at zero.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$— †	$278,048
Purchases	—	—
Sales	—	(124,144)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	(56,637)
Realized gains (losses)	—	77,700
Ending Balance	$— †	$174,967
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$—	$(56,637)

†	Includes a security valued at zero.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2026:
	Fair Value at June 30, 2026 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$174,967	Market Transaction Method	Precedent Transaction	$63.00 - $190.00/$180.06	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.0% - 14.0%/13.2%	Decrease
			Perpetual Growth Rate	3.0% - 4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.1x -30.7x/17.8x	Increase
			Discount for Lack of Marketability	16.0% - 18.0%/17.8%	Decrease

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Inception Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,478	$—	$—	$1,478
Beverages	9,972	—	—	9,972
Biotechnology	56,940	—	—	56,940
Capital Markets	2,696	—	—	2,696
Diversified Consumer Services	1,544	—	—	1,544
Energy Equipment & Services	1,728	—	—	1,728
Financial Services	5,709	—	—	5,709
Health Care Equipment & Supplies	2,677	—	—	2,677
Health Care Providers & Services	35,854	—	—	35,854
Health Care Technology	3,651	—	—	3,651
Hotels, Restaurants & Leisure	5,495	—	—	5,495
Household Durables	—	1,186	—	1,186
Information Technology Services	25,243	—	—	25,243
Life Sciences Tools & Services	2,351	3,838	—	6,189

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Inception Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Oil, Gas & Consumable Fuels	$1,387	$—	$—	$1,387
Passenger Airlines	2,689	—	—	2,689
Personal Care Products	6,888	—	—	6,888
Pharmaceuticals	6,540	—	—	6,540
Real Estate Management & Development	24,290	—	—	24,290
Software	25,886	—	—	25,886
Specialty Retail	9,024	—	—	9,024
Tech Hardware, Storage & Peripherals	23,679	—	—	23,679
Trading Companies & Distributors	7,961	—	—	7,961
Total Common Stocks	263,682	5,024	—	268,706
Preferred Stocks
Health Care Technology	—	—	2,648	2,648
Software	—	—	2,265	2,265
Total Preferred Stocks	—	—	4,913	4,913
Investment Company	5,649	—	—	5,649
Warrants	38	—	— †	38 †
Call Options Purchased	—	287	—	287
Short-Term Investments
Investment Company	10,737	—	—	10,737
Repurchase Agreements	—	2,158	—	2,158
Total Short-Term Investments	10,737	2,158	—	12,895
Total Assets	$280,106	$7,469	$4,913 †	$292,488 †

†	Includes a security valued at zero.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Preferred Stocks (000)	Warrants (000)	Derivative Contract — PIPE (000)
Beginning Balance	$6,976	$— †	$1,420
Purchases	—	—	—
Sales	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	(1,420)
Change in unrealized appreciation (depreciation)	(2,063)	—	—
Realized gains (losses)	—	—	—
Ending Balance	$4,913	$— †	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$(2,063)	$—	$—

†	Includes a security valued at zero.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2026:
	Fair Value at June 30, 2026 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$4,913	Market Transaction Method	Precedent Transaction	$1.93	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0% - 21.0%/20.0%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.6x - 33.6x/1.5x	Increase
			Discount for Lack of Marketability	17.0% - 23.0%/20.2%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.3x	Increase

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

International Advantage Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$136,896	$—	$136,896
Banks	108,134	53,059	—	161,193
Broadline Retail	72,575	—	—	72,575
Capital Markets	55,429	—	—	55,429
Consumer Finance	—	28,548	—	28,548
Electrical Equipment	—	117,991	—	117,991
Electronic Equipment, Instruments & Components	—	144,418	—	144,418
Entertainment	180,196	—	—	180,196
Financial Services	—	19,854	—	19,854
Health Care Equipment & Supplies	—	93,907	—	93,907
Information Technology Services	24,847	—	—	24,847
Insurance	—	28,212	—	28,212
Interactive Media & Services	—	14,522	—	14,522
Personal Care Products	—	104,070	—	104,070
Semiconductors & Semiconductor Equipment	—	414,423	—	414,423
Specialty Retail	—	37,983	—	37,983
Textiles, Apparel & Luxury Goods	66,930	428,320	—	495,250
Total Common Stocks	508,111	1,622,203	—	2,130,314
Short-Term Investments
Investment Company	42,878	—	—	42,878
Repurchase Agreements	—	8,349	—	8,349
Total Assets	$550,989	$1,630,552	$—	$2,181,541

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)

International Equity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Assets:
Common Stocks	$—	$182,737 (2)	$—	$182,737
Warrants	—	—	— †	— †
Short-Term Investment
Investment Company	3,275	—	—	3,275
Total Assets	$3,275	$182,737	$— †	$186,012 †

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
†	Includes a security valued at zero.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
International Opportunity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$21,530	$—	$21,530
Automobile Components	—	4,219	—	4,219
Banks	38,014	21,480	—	59,494
Broadline Retail	39,448	—	—	39,448
Consumer Finance	—	12,746	—	12,746
Electrical Equipment	—	21,407	—	21,407
Electronic Equipment, Instruments & Components	—	20,219	—	20,219
Entertainment	44,583	—	—	44,583
Financial Services	—	6,003	—	6,003
Ground Transportation	4,688	—	—	4,688
Hotels, Restaurants & Leisure	15,657	18,139	—	33,796
Information Technology Services	8,124	—	—	8,124
Interactive Media & Services	18,371	5,022	—	23,393
Semiconductors & Semiconductor Equipment	—	156,180	—	156,180
Software	—	6,346	—	6,346
Specialty Retail	—	25,003	—	25,003
Tech Hardware, Storage & Peripherals	—	48,858	—	48,858
Textiles, Apparel & Luxury Goods	20,731	81,542	—	102,273
Total Common Stocks	189,616	448,694	—	638,310
Short-Term Investments
Investment Company	24,267	—	—	24,267
Repurchase Agreements	—	2,202	—	2,202
Total Assets	$213,883	$450,896	$—	$664,779

International Resilience Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$123	$—	$123

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
International Resilience Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Common Stocks (cont’d)
Air Freight & Logistics	$—	$71	$—	$71
Automobiles	—	82	—	82
Capital Markets	—	142	—	142
Commercial Services & Supplies	—	39	—	39
Electrical Equipment	—	119	—	119
Electronic Equipment, Instruments & Components	—	157	—	157
Entertainment	41	29	—	70
Financial Services	63	—	—	63
Hotels, Restaurants & Leisure	—	68	—	68
Insurance	55	—	—	55
Interactive Media & Services	58	77	—	135
Life Sciences Tools & Services	—	14	—	14
Machinery	—	112	—	112
Personal Care Products	—	85	—	85
Pharmaceuticals	—	122	—	122
Professional Services	—	111	—	111
Semiconductors & Semiconductor Equipment	—	289	—	289
Software	—	41	—	41
Textiles, Apparel & Luxury Goods	—	31	—	31
Trading Companies & Distributors	—	150	—	150
Total Common Stocks	217	1,862	—	2,079
Warrants	—	—	— †	— †
Short-Term Investment
Investment Company	11	—	—	11
Total Assets	$228	$1,862	$— †	$2,090 †

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
†	Includes a security valued at zero.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
Passport Overseas Equity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$9,624	$—	$9,624
Automobile Components	773	962	—	1,735
Automobiles	—	1,209	—	1,209
Banks	10,370	36,766	—	47,136
Broadline Retail	4,200	—	—	4,200
Chemicals	2,214	1,858	—	4,072
Construction Materials	—	1,578	—	1,578
Consumer Finance	—	2,359	—	2,359
Electric Utilities	—	2,467	—	2,467
Electrical Equipment	—	9,427	—	9,427
Electronic Equipment, Instruments & Components	—	3,336	—	3,336
Energy Equipment & Services	—	999	—	999
Health Care Providers & Services	—	1,692	—	1,692
Industrial Conglomerates	—	1,733	—	1,733
Information Technology Services	302	—	—	302
Insurance	—	2,119	—	2,119
Interactive Media & Services	—	2,119	—	2,119

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Passport Overseas Equity Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Life Sciences Tools & Services	$—	$814	$—	$814
Machinery	—	6,241	—	6,241
Metals & Mining	2,925	5,512	—	8,437
Oil, Gas & Consumable Fuels	2,568	7,971	—	10,539
Passenger Airlines	—	1,983	—	1,983
Personal Care Products	—	3,106	—	3,106
Pharmaceuticals	—	13,521	—	13,521
Semiconductors & Semiconductor Equipment	1,203	35,938	—	37,141
Software	—	2,573	—	2,573
Tech Hardware, Storage & Peripherals	—	11,403	—	11,403
Trading Companies & Distributors	—	3,909	—	3,909
Total Common Stocks	24,555	171,219	—	195,774
Preferred Stock
Biotechnology	—	—	1,250	1,250
Short-Term Investments
Investment Company	9,611	—	—	9,611
Repurchase Agreements	—	324	—	324
Total Assets	34,166	171,543	1,250	206,959
Liabilities:
Foreign Currency Forward Exchange Contract	—	(53)	—	(53)
Future Contract	(16)	—	—	(16)
Total Liabilities	(16)	(53)	—	(69)
Total	$34,150	$171,490	$1,250	$206,890
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Preferred Stock (000)
Beginning Balance	$1,375
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(125)
Realized gains (losses)	—
Ending Balance	$1,250
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$(125)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:
	Fair Value at June 30, 2026 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,250	Market Transaction Method	Precedent Transaction	$38.24	Increase

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)

Permanence Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$30	$—	$—	$30
Automobiles	104	—	—	104
Beverages	96	—	—	96
Building Products	197	—	—	197
Capital Markets	131	—	—	131
Chemicals	7	—	—	7
Commercial Services & Supplies	173	—	—	173
Construction Materials	3	—	—	3
Consumer Staples Distribution & Retail	46	—	—	46
Containers & Packaging	11	—	—	11
Distributors	21	—	—	21
Diversified Consumer Services	28	—	—	28
Diversified Telecommunication Services	74	—	—	74
Entertainment	151	—	—	151
Financial Services	75	—	—	75
Food Products	22	—	—	22
Ground Transportation	41	—	—	41
Health Care Equipment & Supplies	176	—	—	176
Health Care Technology	14	—	—	14
Hotels, Restaurants & Leisure	251	—	—	251
Household Durables	7	26	—	33
Information Technology Services	576	—	—	576
Insurance	8	—	—	8
Life Sciences Tools & Services	21	—	—	21
Machinery	4	—	—	4
Metals & Mining	63	—	—	63
Oil, Gas & Consumable Fuels	3	—	—	3
Personal Care Products	21	—	—	21
Pharmaceuticals	373	—	—	373
Professional Services	95	—	—	95
Real Estate Management & Development	2	—	—	2
Software	196	—	—	196
Specialized REITs	34	—	—	34
Specialty Retail	96	—	—	96
Trading Companies & Distributors	389	—	—	389
Total Common Stocks	3,539	26	—	3,565
Investment Company	59	—	—	59
Warrants	—	—	— †	— †
Call Options Purchased	—	4	—	4

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Permanence Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)(1)	Total (000)
Short-Term Investment
Investment Company	$48	$—	$—	$48
Total Assets	$3,646	$30	$— †	$3,676 †

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
†	Includes a security valued at zero.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
US Core Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$418,144 (1)	$—	$—	$418,144
Short-Term Investment
Investment Company	54	—	—	54
Total Assets	$418,198	$—	$—	$418,198

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
3.Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.
4.Foreign Currency Translation and Foreign Investments: The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
– investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
– investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the certain Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, each Fund values the foreign shares at the closing exchange price of the local shares.
5.Derivatives: Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Funds’ holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
These derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy their obligations or may cause the Funds to be more volatile than if the Funds had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Funds' investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Funds used during the period and their associated risks:
Options: With respect to options, a Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or sell put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments in Securities” in the Statements of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Foreign Currency Forward Exchange Contracts: In connection with their investments in foreign securities, certain Funds also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.
Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by a Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.
Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s securities. A Fund’s PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
A Fund’s derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Portfolio of Investments. At June 30, 2026, there were no PIPE holdings in the Portfolio of Investments.
Swaps: Certain Funds may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, a Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission (“CFTC”) approval of contracts for central clearing and exchange trading.
Certain Funds may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty.
Certain Funds may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.
When a Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) Broker” in the Statements of Assets and Liabilities.
Upfront payments paid or received by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statements Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund’s financial position and results of operations.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The following tables set forth the fair value of each Fund’s derivative contracts by primary risk exposure as of June 30, 2026:
Fund Derivative	Asset Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Advantage Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$274(a)
Global Insight Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	57(a)
Global Permanence Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	41(a)
Growth Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	3,636(a)
Inception Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	287(a)
Permanence Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	4(a)

(a)	Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

Fund Derivative	Liability Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Passport Overseas Equity Portfolio
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(53)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(16)(a)
Total			$(69)

(a)
This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflects the current day’s net variation margin.

The following tables set forth by primary risk exposure each Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2026 in accordance with ASC 815:
Fund Derivative	Primary Risk Exposure	Realized Gain (Loss) (000)
Advantage Portfolio
Investments (Purchased Options)	Currency Risk	$(574)(a)
Global Insight Portfolio
Investments (Purchased Options)	Currency Risk	(179)(a)
Global Permanence Portfolio
Investments (Purchased Options)	Currency Risk	(11)(a)
Growth Portfolio
Investments (Purchased Options)	Currency Risk	(11,353)(a)
Inception Portfolio
Investments (Purchased Options)	Currency Risk	(966)(a)
Passport Overseas Equity Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	22
Future Contracts	Equity Risk	(1,198)
Total		$(1,176)
Permanence Portfolio
Investments (Purchased Options)	Currency Risk	(14)(a)

(a)	Amounts are included in Realized Gain (Loss) on Investments Sold in the Statements of Operations.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)

Fund Derivative	Primary Risk Exposure	Change in Unrealized Appreciation (Depreciation) (000)
Advantage Portfolio
Investments (Purchased Options)	Currency Risk	$168(a)
Global Insight Portfolio
Investments (Purchased Options)	Currency Risk	71(a)
Global Permanence Portfolio
Investments (Purchased Options)	Currency Risk	(1)(a)
Growth Portfolio
Investments (Purchased Options)	Currency Risk	4,465(a)
Inception Portfolio
Investments (Purchased Options)	Currency Risk	426(a)
Derivative Contracts - PIPE	Equity Risk	(1,420)
Total		$(994)
Passport Overseas Equity Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	(53)
Futures Contracts	Equity Risk	19
Total		$(34)
Permanence Portfolio
Investments (Purchased Options)	Currency Risk	4(a)

(a)	Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statements of Operations.
At June 30, 2026, each Fund’s derivative assets and liabilities are as follows:
Gross Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
Fund Derivative(a)	Assets (000)(b)	Liabilities (000)(b)
Advantage Portfolio
Purchased Options	$274(c )	$—
Global Insight Portfolio
Purchased Options	57(c )	—
Global Permanence Portfolio
Purchased Options	41(c )	—
Growth Portfolio
Purchased Options	3,636(c )	—
Inception Portfolio
Purchased Options	287(c )	—
Passport Overseas Equity Portfolio
Foreign Currency Forward Exchange Contracts	—	(53)
Permanence Portfolio
Purchased Options	4(c )	—

(b)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(c)	Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.
(a)	Excludes exchange-traded derivatives.
A Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Fund’s net liability may be delayed or denied.
The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Advantage Portfolio
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$22	$—	$—	$22
Standard Chartered Bank	252	—	—	252
Total	$274	$—	$—	$274

(a)	Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

Global Insight Portfolio
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$6	$—	$—	$6
Standard Chartered Bank	51	—	—	51
Total	$57	$—	$—	$57

(a)	Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

Global Permanence Portfolio
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$—@	$—	$—	$—@
Standard Chartered Bank	41	—	—	41
Total	$41	$—	$—	$41

@	Value is less than $500.
(a)	Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)

Growth Portfolio
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)(b)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$346	$—	$(346)	$0
Standard Chartered Bank	3,290	—	(170)	3,120
Total	$3,636	$—	$(516)	$3,120

(a)	Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Inception Portfolio
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)(b)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$28	$—	$(28)	$0
Standard Chartered Bank	259	—	(50)	209
Total	$287	$—	$(78)	$209

(a)	Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Passport Overseas Equity Portfolio
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$53	$—	$—	$53

(a)	Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

Permanence Portfolio
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$1	$—	$—	$1
Standard Chartered Bank	3	—	—	3
Total	$4	$—	$—	$4

(a)	Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
For the six months ended June 30, 2026, the approximate average monthly amount outstanding for each derivative type is as follows:
	Advantage Portfolio (000)	Global Insight Portfolio (000)	Global Permanence Portfolio (000)	Growth Portfolio (000)	Inception Portfolio (000)
Purchased Options:
Average monthly notional amount	$300,064	$84,597	$9,184	$5,489,447	$435,864

	Passport Overseas Equity Portfolio (000)	Permanence Portfolio (000)
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,936	$—
Futures Contracts:
Average monthly notional value	$11,058	$—
Purchased Options:
Average monthly notional amount	$—	$7,182
6.Restricted Securities: Certain Funds invest in unregistered or otherwise restricted securities. The term “restricted securities” refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and a Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, a Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. A Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolios of Investments.
7.Securities Lending: Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities Loaned — Net” in the Funds’ Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Gross Amount Not Offset in the Statements of Asset and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Asia Opportunity Portfolio	$940(a )	$—	$(940)(b)(c)	$0
Global Endurance Portfolio	553(a )	—	(553)(d)(c)	0
Global Insight Portfolio	114(a )	—	(111)(e)(f)	3

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Gross Amount Not Offset in the Statements of Asset and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Growth Portfolio	$3,844(a )	$—	$(3,769)(g)(f)	$75
Inception Portfolio	10,030(a )	—	(9,413)(h)(f)	617
International Advantage Portfolio	35,371(a )	—	(35,371)(i)(c)	0
International Opportunity Portfolio	11,587(a )	—	(11,587)(j)(c)	0
Passport Overseas Equity Portfolio	1,430(a )	—	(1,413)(k)(f)	17

(a)	Represents market value of loaned securities at period end.
(b)
The Fund received cash collateral of approximately $811,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as
reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $197,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.
(d)
The Fund received cash collateral of approximately $386,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as
reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $211,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e)	The Fund received cash collateral of approximately $111,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.
(f)	The Fund did not maintain 100% collateral coverage at June 30, 2026. This was corrected on the next business day.
(g)
The Fund received cash collateral of approximately $3,769,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as
reported in the Consolidated Portfolio of Investments.

(h)
The Fund received cash collateral of approximately $9,413,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as
reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $649,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(i)
The Fund received cash collateral of approximately $36,414,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as
reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $165,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(j)
The Fund received cash collateral of approximately $9,604,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as
reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,642,000 in the form of U.S. Government obligations, which the
Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(k)
The Fund received cash collateral of approximately $1,413,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as
reported in the Portfolio of Investments.

FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2026:
Remaining Contractual Maturity of the Agreements
Fund	Overnight and Continuous (000)	˂30 days (000)	Between 30 & 90 days (000)	˃90 Days (000)	Total (000)
Asia Opportunity Portfolio
Securities Lending Transactions
Common Stocks	$811	$—	$—	$—	$811
Total Borrowings	$811	$—	$—	$—	$811
Gross amount of recognized liabilities for securities lending transactions					$811
Global Endurance Portfolio
Securities Lending Transactions
Common Stocks	$386	$—	$—	$—	$386
Total Borrowings	$386	$—	$—	$—	$386
Gross amount of recognized liabilities for securities lending transactions					$386
Global Insight Portfolio
Securities Lending Transactions
Common Stocks	$111	$—	$—	$—	$111
Total Borrowings	$111	$—	$—	$—	$111
Gross amount of recognized liabilities for securities lending transactions					$111
Growth Portfolio
Securities Lending Transactions
Common Stocks	$3,769	$—	$—	$—	$3,769
Total Borrowings	$3,769	$—	$—	$—	$3,769
Gross amount of recognized liabilities for securities lending transactions					$3,769
Inception Portfolio
Securities Lending Transactions
Common Stocks	$9,413	$—	$—	$—	$9,413
Total Borrowings	$9,413	$—	$—	$—	$9,413
Gross amount of recognized liabilities for securities lending transactions					$9,413
International Advantage Portfolio
Securities Lending Transactions
Common Stocks	$36,414	$—	$—	$—	$36,414
Total Borrowings	$36,414	$—	$—	$—	$36,414
Gross amount of recognized liabilities for securities lending transactions					$36,414
International Opportunity Portfolio
Securities Lending Transactions
Common Stocks	$9,604	$—	$—	$—	$9,604
Total Borrowings	$9,604	$—	$—	$—	$9,604
Gross amount of recognized liabilities for securities lending transactions					$9,604
Passport Overseas Equity Portfolio
Securities Lending Transactions
Common Stocks	$1,413	$—	$—	$—	$1,413
Total Borrowings	$1,413	$—	$—	$—	$1,413
Gross amount of recognized liabilities for securities lending transactions					$1,413
8.Redemption Fees: Certain Funds will assess a 2% redemption fee on each class, which is paid directly to a Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect a Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.
9.Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
10.Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
11.Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Funds are informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds are based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
12.Segment Reporting: Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Funds’ President acts as the Company’s Chief Operating Decision Maker (“CODM”), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s Financial Statements.
B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides each Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets.
The Adviser has agreed to reduce its advisory fees and/or reimburse each Fund so that total annual operating expenses excluding certain investments related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios. The following table represents the annual advisory fee rates, the equivalent annual effective rates (net of waiver and/or rebate) and the maximum expense ratios at June 30, 2026.
				Maximum Expense Ratios
Fund	Average Daily Net Assets	Advisory Fee Rates	Equivalent Annual Effective Rates	Class I	Class A	Class L	Class C	Class R6	Class IR
Advantage Portfolio	First $750 million	0.65%	0.57%	0.85%	1.20%	0.99%	1.95%	0.81%	— %
	Next $750 million	0.60
	Over $1.5 billion	0.55
Asia Opportunity Portfolio	First $750 million	0.80	0.59	1.10	1.45	—	2.20	1.05	—
	Next $750 million	0.75
	Over $1.5 billion	0.70
Developing Opportunity Portfolio	First $1 billion	0.90	0.35	1.15	1.50	—	2.25	1.10	—
	Over $1 billion	0.85
Emerging Markets Leaders Portfolio	First $1 billion	0.75	0.44	0.99	1.35	—	2.10	0.95	0.95
	Over $1 billion	0.70
Emerging Markets Portfolio	First $1 billion	0.75	0.52	0.99	1.35	1.85	2.10	0.95	0.95
	Next $1.5 billion	0.70
	Over $2.5 billion	0.65
Global Concentrated Portfolio	First $750 million	0.75	0.75	1.00	1.35	—	2.10	0.95	—
	Next $750 million	0.70
	Over $1.5 billion	0.65
Global Core Portfolio	First $750 million	0.75	0.38	1.00	1.35	—	2.10	0.95	—
	Next $750 million	0.70
	Over $1.5 billion	0.65
Global Endurance Portfolio	First $1 billion	0.80	0.00	1.00	1.35	—	2.10	0.95	—
	Over $1 billion	0.75
Global Franchise Portfolio	First $500 million	0.80	0.75	1.00	1.35	1.85	2.10	0.95	—
	Next $500 million	0.75
	Over $1 billion	0.70
Global Insight Portfolio	First $1 billion	0.80	0.27	1.00	1.32	1.85	2.10	0.95	—
	Over $1 billion	0.75
Global Opportunity Portfolio	First $750 million	0.80	0.74	1.00	1.35	1.40	2.10	0.95	0.95
	Next $750 million	0.75
	Over $1.5 billion	0.70
Global Permanence Portfolio	First $1 billion	0.80	0.00	1.00	1.35	—	2.10	0.95	—
	Over $1 billion	0.75
Global Stars Portfolio	First $500 million	0.65	0.00	0.80	1.15	1.65	1.90	0.75	—

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
				Maximum Expense Ratios
Fund	Average Daily Net Assets	Advisory Fee Rates	Equivalent Annual Effective Rates	Class I	Class A	Class L	Class C	Class R6	Class IR
	Over $500 million	0.60%
Growth Portfolio	First $1 billion	0.50	0.43%	0.80%	1.15%	1.65%	1.90%	0.73%	0.73%
	Next $1 billion	0.45
	Next $1 billion	0.40
	Over $3 billion	0.35
Inception Portfolio	First $1 bilion	0.92	0.71	1.00	1.35	1.85	2.10	0.93	—
	Next $500 million	0.85
	Next $500 million	0.80
	Over $2 billion	0.75
International Advantage Portfolio	First $1 billion	0.80	0.77	1.00	1.35	1.85	2.10	0.95	—
	Over $1 billion	0.75
International Equity Portfolio	First $3 billion	0.80	0.66	0.95	1.30	1.80	2.05	0.91	—
	Over $3 billion	0.75
International Opportunity Portfolio	First $1 billion	0.80	0.76	1.00	1.35	1.85	2.10	0.94	0.94
	Over $1 billion	0.75
International Resilience Portfolio	First $1 billion	0.70	0.08	0.85	1.20	—	1.95	0.80	—
	Over $1 billion	0.65
Passport Overseas Equity Portfolio	First $1 billion	0.65	0.54	0.90	1.25	1.75	2.00	0.85	0.85
	Over $1 billion	0.60
Permanence Portfolio	First $1 billion	0.65	0.00	0.85	1.20	—	1.95	0.80	—
	Over $1 billion	0.60
US Core Portfolio	First $750 million	0.60	0.59	0.80	1.15	—	1.90	0.75	—
	Next $750 million	0.55
	Over $1.5 billion	0.50
The fee waivers and/or expense reimbursements will continue for at least one year from the date of each Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2026, the Funds had advisory fees waived and/or certain other expenses reimbursed as follows:
Fund	Advisory Fees Waived and/or Reimbursed (000)	Other expenses reimbursed by the Adviser (000)
Advantage Portfolio	$74	$43
Asia Opportunity Portfolio	108	34
Developing Opportunity Portfolio	134	14
Emerging Markets Leaders Portfolio	171	51
Emerging Markets Portfolio	170	53
Global Concentrated Portfolio	—	1
Global Core Portfolio	106	8
Global Endurance Portfolio	66	75
Global Franchise Portfolio	—	48
Global Insight Portfolio	145	20
Global Opportunity Portfolio	—	1
Global Permanence Portfolio	25	118
Global Stars Portfolio	82	84
Growth Portfolio	—	1
Inception Portfolio	287	54
International Advantage Portfolio	—	228
International Equity Portfolio	198	117
International Opportunity Portfolio	125	180
International Resilience Portfolio	7	131
Passport Overseas Equity Portfolio	95	27
Permanence Portfolio	15	135
US Core Portfolio	14	55

The Adviser provides investment advisory services to each Subsidiary pursuant to the Subsidiary Investment Management Agreement (the “Agreement”). Under the Agreement, the respective Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the respective Subsidiary.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from each Subsidiary.
The Adviser has entered into Sub-Advisory Agreements with the “Sub-Advisers”, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Funds, their Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Funds, make certain day-to-day investment decisions for certain Funds and place certain of the Funds’ purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Funds which receive these services.
C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Fund's average daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Company.
D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund share pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, each Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.
The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of Advantage Portfolio and Global Opportunity Portfolio to the extent its exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2026, this waiver amounted to approximately $6,000 and $84,000, respectively.
The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.
The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.
E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to each Fund.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to each Fund pursuant to a Co-Transfer Agency Services Agreement. At June 30, 2026, the following Funds had co-transfer agency fees and expenses incurred to EVM, which is included in "Transfer Agency Fees" in the Statements of Operations.
Fund	Value (000)
Advantage Portfolio	$1
Asia Opportunity Portfolio	1
Developing Opportunity Portfolio	—@
Emerging Markets Leaders Portfolio	1
Emerging Markets Portfolio	3
Global Concentrated Portfolio	—@

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Fund	Value (000)
Global Core Portfolio	$—@
Global Endurance Portfolio	1
Global Franchise Portfolio	2
Global Insight Portfolio	1
Global Opportunity Portfolio	20
Global Permanence Portfolio	—@
Global Stars Portfolio	—@
Growth Portfolio	19
Inception Portfolio	2
International Advantage Portfolio	12
International Equity Portfolio	2
International Opportunity Portfolio	3
International Resilience Portfolio	—@
Passport Overseas Equity Portfolio	1
Permanence Portfolio	—@
US Core Portfolio	1

@	Amount is less than $500.
F. Custodian Fees: State Street (the “Custodian”) also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly by each Fund based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
G. Security Transactions and Transactions with Affiliates: During the six months ended June 30, 2026, purchases and sales of investment securities excluding short-term investments were as follows:
	Purchases		Sales
Fund	Government (000)	Non-Government (000)	Government (000)	Non-Government (000)
Advantage Portfolio	$—	$140,220	$—	$87,886
Asia Opportunity Portfolio	—	24,126	—	50,506
Developing Opportunity Portfolio	—	17,542	—	58,184
Emerging Markets Leaders Portfolio	—	88,349	—	123,978
Emerging Markets Portfolio	—	50,731	—	43,786
Global Concentrated Portfolio	—	203,938	—	165,685
Global Core Portfolio	—	19,494	—	11,993
Global Endurance Portfolio	—	13,626	—	22,327
Global Franchise Portfolio	—	447,754	—	1,154,044
Global Insight Portfolio	—	14,085	—	20,944
Global Opportunity Portfolio	—	461,627	—	822,594
Global Permanence Portfolio	—	41,420	—	3,473
Global Stars Portfolio	—	11,555	—	23,014
Growth Portfolio	—	662,819	—	1,035,099
Inception Portfolio	—	131,072	—	183,341
International Advantage Portfolio	—	837	—	554,644
International Equity Portfolio	—	112,360	—	228,626
International Opportunity Portfolio	—	96,143	—	254,364
International Resilience Portfolio	—	748	—	763
Passport Overseas Equity Portfolio	—	45,702	—	43,328
Permanence Portfolio	—	3,487	—	5,416
US Core Portfolio	—	118,657	—	141,147

Certain Funds invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Funds’ transactions in shares of the Liquidity Funds during the six

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
months ended June 30, 2026 were as follows:
Investments in the Liquidity Funds — Government Portfolio(1) and Treasury Securities Portfolio(2) —Institutional Class
Fund	Value December 31, 2025 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2026 (000)
Advantage Portfolio(2)	$3,766	$119,738	$103,462	$218	$—	$—	$20,042
Asia Opportunity Portfolio(2)	6,354	36,014	36,088	70	—	—	6,280
Developing Opportunity Portfolio(2)	3,544	22,861	25,780	23	—	—	625
Emerging Markets Leaders Portfolio(1)	5,190	38,723	39,716	29	—	—	4,197
Emerging Markets Portfolio(1)	751	49,571	47,713	41	—	—	2,609
Global Concentrated Portfolio(2)	3,437	86,948	86,017	74	—	—	4,368
Global Core Portfolio(2)	359	9,196	9,012	10	—	—	543
Global Endurance Portfolio(2)	2,792	14,834	17,127	19	—	—	499
Global Franchise Portfolio(2)	19,055	399,643	403,868	330	—	—	14,830
Global Insight Portfolio(2)	1,702	14,065	14,526	31	—	—	1,241
Global Opportunity Portfolio(2)	125,831	467,351	558,064	596	—	—	35,118
Global Permanence Portfolio(2)	21	40,608	38,954	8	—	—	1,676
Global Stars Portfolio(2)	103	5,284	5,105	3	—	—	282
Growth Portfolio(2)	51,971	698,943	695,682	1,531	—	—	55,232
Inception Portfolio(2)	15,231	84,121	88,615	78	—	—	10,737
International Advantage Portfolio(2)	32,368	430,308	419,798	513	—	—	42,878
International Equity Portfolio(2)	—	72,401	69,126	64	—	—	3,275
International Opportunity Portfolio(2)	—	144,472	120,205	150	—	—	24,267
International Resilience Portfolio(2)	—	374	363	—	—	—	11
Passport Overseas Equity Portfolio(2)	5,167	34,066	29,622	108	—	—	9,611
Permanence Portfolio(2)	72	1,936	1,960	2	—	—	48
US Core Portfolio(2)	2,143	16,226	18,315	18	—	—	54
Investment advisory fees paid by the Funds are reduced by an amount equal to their pro-rata share of the advisory and administrations fees paid by the Funds due to their investments in the Liquidity Funds ('Rebate"). For the six months ended June 30, 2026, advisory fees paid were reduced as follows:
Fund	Rebate Value (000)
Advantage Portfolio	$12
Asia Opportunity Portfolio	4
Developing Opportunity Portfolio	1
Emerging Markets Leaders Portfolio	1
Emerging Markets Portfolio	1
Global Concentrated Portfolio	4
Global Core Portfolio	1
Global Endurance Portfolio	1
Global Franchise Portfolio	18
Global Insight Portfolio	2
Global Opportunity Portfolio	35
Global Permanence Portfolio	—@
Global Stars Portfolio	—@
Growth Portfolio	84
Inception Portfolio	4
International Advantage Portfolio	29
International Equity Portfolio	3
International Opportunity Portfolio	8
International Resilience Portfolio	—@
Passport Overseas Equity Portfolio	6
Permanence Portfolio	—@
US Core Portfolio	1

@	Amount is less than $500.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
For the six months ended June 30, 2026, the following Funds incurred brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Funds.
Fund	Value (000)
Advantage Portfolio	$3
Asia Opportunity Portfolio	2
Developing Opportunity Portfolio	—@
Emerging Markets Portfolio	—@
Global Insight Portfolio	2
Global Opportunity Portfolio	9
Growth Portfolio	1
International Opportunity Portfolio	—@

@	Amount is less than $500.
Certain Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the period ended June 30, 2026, the Funds did not engage in any cross-trade transactions.
Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Company has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Funds.
H. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
As a result of several court cases in certain countries across the European Union (EU), certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims is reflected as other income and any interest recognized is reflected in the Statements of Operations, and any related receivable, if any, is reflected as as Tax Reclaim Receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected in professional fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by a Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund's shareholders.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statements of Operations. Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likelythan-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
	2025 Distributions Paid From:			2024 Distributions Paid From:
Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
Advantage Portfolio	$58	$—	$—	$2,695	$—
Asia Opportunity Portfolio	3,697	—	—	2,127	—
Developing Opportunity Portfolio	431	—	—	206	—
Emerging Markets Leaders Portfolio	—	—	—	—	—
Emerging Markets Portfolio	3,272	70,292	—	4,790	1,824
Global Concentrated Portfolio	176	6,368	—	393	—
Global Core Portfolio	27	1,207	—	44	—
Global Endurance Portfolio	136	—	—	137	—
Global Franchise Portfolio	14,928	224,651	—	21,420	281,069
Global Insight Portfolio	—	—	—	923	—
Global Opportunity Portfolio	690	316,721	—	9,393	266,304
Global Permanence Portfolio	413	424	—	189	524
Global Stars Portfolio	589	9,312	—	943	14,593
Growth Portfolio	—	—	—	20,272	—
Inception Portfolio	—	—	—	3,818	129
International Advantage Portfolio	—	—	—	3,539	—
International Equity Portfolio	24,325	120,755	—	31,118	183,558
International Opportunity Portfolio	—	—	—	858	—
International Resilience Portfolio	16	59	1	17	51
Passport Overseas Equity Portfolio	2,488	18,152	—	3,095	1,369
Permanence Portfolio	401	383	—	254	338
US Core Portfolio	—	—	—	196	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to the Subsidiaries, a nondeductible expense, a net operating loss, equalization debits or a distribution in excess of current earnings, resulted in the following reclassifications among the components

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
of net assets at December 31, 2025:
Fund	Total Distributable Earnings/ (Accumulated Loss) (000)	Paid-in Capital (000)
Advantage Portfolio	$115	$(115)
Asia Opportunity Portfolio	—	—
Developing Opportunity Portfolio	3	(3)
Emerging Markets Leaders Portfolio	316	(316)
Emerging Markets Portfolio	(67,026)	67,026
Global Concentrated Portfolio	413	(413)
Global Core Portfolio	75	(75)
Global Endurance Portfolio	11	(11)
Global Franchise Portfolio	—	—
Global Insight Portfolio	254	(254)
Global Opportunity Portfolio	17,135	(17,135)
Global Permanence Portfolio	6	(6)
Global Stars Portfolio	80	(80)
Growth Portfolio	33,010	(33,010)
Inception Portfolio	3,387	(3,387)
International Advantage Portfolio	714	(714)
International Equity Portfolio	(54,980)	54,980
International Opportunity Portfolio	2,569	(2,569)
International Resilience Portfolio	—	—
Passport Overseas Equity Portfolio	—	—
Permanence Portfolio	9	(9)
US Core Portfolio	675	(675)
At December 31, 2025, the components of distributable earnings for each Fund on a tax basis were as follows:
Fund	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
Advantage Portfolio	$25	$—
Asia Opportunity Portfolio	—	—
Developing Opportunity Portfolio	—	—
Emerging Markets Leaders Portfolio	—	—
Emerging Markets Portfolio	792	13,367
Global Concentrated Portfolio	—	7,399
Global Core Portfolio	—	481
Global Endurance Portfolio	39	—
Global Franchise Portfolio	—	128,404
Global Insight Portfolio	—	—
Global Opportunity Portfolio	—	94,828
Global Permanence Portfolio	—	—
Global Stars Portfolio	—	2,348
Growth Portfolio	—	—
Inception Portfolio	—	—
International Advantage Portfolio	—	—
International Equity Portfolio	1,393	37,316
International Opportunity Portfolio	—	—
International Resilience Portfolio	—	—
Passport Overseas Equity Portfolio	1,226	2,287
Permanence Portfolio	—	47
US Core Portfolio	—	—
At December 31, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:
Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Advantage Portfolio	$92,007	$37,761
Asia Opportunity Portfolio	80,316	50,083
Developing Opportunity Portfolio	44,244	34,691
Emerging Markets Leaders Portfolio	69,981	—

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Global Endurance Portfolio	$4,234	$30,874
Global Insight Portfolio	42,342	52,216
Growth Portfolio	840,102	478,908
Inception Portfolio	421,290	403,070
International Advantage Portfolio	52,698	233,683
International Opportunity Portfolio	155,438	122,635
US Core Portfolio	25,211	544
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by certain Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:
Fund	Capital Loss Carryforward Utilized (000)
Advantage Portfolio	$17,327
Asia Opportunity Portfolio	2,033
Emerging Markets Leaders Portfolio	24,324
Global Concentrated Portfolio	7,802
Global Core Portfolio	307
Global Endurance Portfolio	4,137
Global Insight Portfolio	16,195
Growth Portfolio	766,497
Inception Portfolio	23,932
International Advantage Portfolio	170,159
International Opportunity Portfolio	67,778
US Core Portfolio	7,345
Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds' next taxable year. For the year ended December 31, 2025, each Fund listed below intends to defer to January 1, 2026 for U.S. federal income tax purposes the following losses:
Fund	Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
Asia Opportunity Portfolio	$1,152	$—
Developing Opportunity Portfolio	259	—
Global Insight Portfolio	20	—
I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Funds did not have any borrowings under the Facility.
J. Other: At June 30, 2026, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Funds. These Funds and the aggregate percentage of such owners were as follows:
Fund	Percent of Ownership
Advantage Portfolio	71.3%
Asia Opportunity Portfolio	88.8
Developing Opportunity Portfolio	95.6
Emerging Markets Leaders Portfolio	72.9
Emerging Markets Portfolio	79.6

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Fund	Percent of Ownership
Global Concentrated Portfolio	94.1%
Global Core Portfolio	96.5
Global Endurance Portfolio	43.2
Global Franchise Portfolio	54.9
Global Insight Portfolio	75.6
Global Opportunity Portfolio	57.9
Global Permanence Portfolio	87.6
Global Stars Portfolio	70.7
Growth Portfolio	55.6
Inception Portfolio	72.0
International Advantage Portfolio	76.0
International Equity Portfolio	74.7
International Opportunity Portfolio	63.4
Passport Overseas Equity Portfolio	74.2
Permanence Portfolio	71.4
US Core Portfolio	76.9
K. Market and Geopolitical Risk and Risks Relating to Certain Financial Instruments:
Bitcoin: Certain Funds may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and a Fund’s indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETF's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Funds.
Special Purpose Acquisition Companies: Certain Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. A Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.
Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which a Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing a Fund to incur the opportunity cost of missed investment opportunities the Funds otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an invest

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
ment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.
Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Market: The value of an investment in each Fund is based on the values of each Fund’s investments, which change due to economic,geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events maybe sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of a Fund’s investments,which may in turn impact a Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of a Fund’s investments, adversely affect and increase the volatility of a Fund’s share price and exacerbate preexisting risks to a Fund. The frequency and magnitude of resulting changes in the value of a Fund’s investments cannot be predicted.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Investment Advisory Agreement Approval
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Funds. (The Adviser, Sub-Adviser (to the extent applicable) and Administrator together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Funds. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Funds
The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.
Performance
The Board noted that the performance of the Emerging Markets Portfolio, Global Concentrated Portfolio, Global Core Portfolio, and Passport Overseas Equity Portfolio was better than their respective peer group averages for the one-, three- and five-year periods.
The Board noted that the performance of the US Core Portfolio was better than its peer group averages for the one- and five- year periods, and the same as its peer group average for the three-year period.
The Board noted that the performance of the Advantage Portfolio, Global Endurance Portfolio, and Growth Portfolio was better than their respective peer group averages for the one- and three- year periods, but below their respective peer group average for the five-year period.
The Board noted that the performance of the Global Permanence Portfolio and Permanence Portfolio was better than their respective peer group averages for the one- and five- year periods, but below their respective peer group average for the three-year period.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
The Board noted that the performance of the Global Insight Portfolio, Global Opportunity Portfolio, Inception Portfolio, and International Opportunity Portfolio was better than their respective peer group average for the three-year period, but below their respective peer group averages for the one- and five-year periods.
The Board noted that the performance of the Asia Opportunity Portfolio, Developing Opportunity Portfolio, Emerging Markets Leaders Portfolio, Global Franchise Portfolio, Global Stars Portfolio, International Advantage Portfolio, and International Equity Portfolio was below their respective peer group averages for the one-, three- and five-year periods.
The Board noted that the performance of the International Resilience Portfolio was below its peer group averages for the one- and three-year periods and the period since the Portfolio’s inception.
Performance Conclusions
With respect to the Advantage Portfolio, Emerging Markets Portfolio, Global Concentrated Portfolio, Global Core Portfolio, Global Endurance Portfolio, Global Permanence Portfolio, Growth Portfolio, Passport Overseas Equity Portfolio, Permanence Portfolio, and US Core Portfolio, after discussion, the Board concluded that each Portfolio’s performance was competitive with its respective peer group averages.
With respect to the Asia Opportunity Portfolio, Developing Opportunity Portfolio, Emerging Markets Leaders Portfolio, Global Franchise Portfolio, Global Insight Portfolio, Global Opportunity Portfolio, Global Stars Portfolio, Inception Portfolio, International Advantage Portfolio, International Equity Portfolio, International Opportunity Portfolio, and International Resilience Portfolio, after discussion, the Board concluded that each Portfolio’s performance was acceptable.
Fees and Expenses
The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Funds’ total expense ratios. When a fund’s management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.
The Board noted that for the Advantage Portfolio, Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Endurance Portfolio, Global Stars Portfolio, Growth Portfolio, Passport Overseas Equity Portfolio, and US Core Portfolio, the management fee and total expense ratio were lower than their respective peer group averages.
The Board noted that for the Global Core Portfolio, the management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average.
The Board noted that for the International Resilience Portfolio and Permanence Portfolio, the contractual management fee was higher than but close to their respective peer group averages, and the actual management fee and total expense ratio were lower than their respective peer group averages.
The Board noted that for the Asia Opportunity Portfolio, Developing Opportunity Portfolio, and Global Permanence Portfolio, the contractual management fee and total expense ratio were higher than but close to their respective peer group averages and the actual management fee was lower than their respective peer group averages.
The Board noted that for the Global Concentrated Portfolio, the contractual management fee was lower than its peer group average, and the actual management fee and total expense ratio were higher than but close to its peer group averages.
The Board noted that for the Global Franchise Portfolio and Global Opportunity Portfolio, the management fee and total expense ratio were higher than but close to their respective peer group averages.

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
The Board noted that for the International Opportunity Portfolio, the management fee was higher than but close to its peer group average, and the total expense ratio was higher than its peer group average.
The Board noted that for the Global Insight Portfolio, the contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average, and the total expense ratio was higher than but close to its peer group average.
The Board noted that for the International Equity Portfolio, the contractual management fee and total expense ratio were higher than its peer group averages, and the actual management fee was lower than its peer group average.
The Board noted that for the International Advantage Portfolio and Inception Portfolio, the management fee and expense ratio were higher than their respective peer group averages.
Fees and Expenses Conclusion
With respect to the Advantage Portfolio, Asia Opportunity Portfolio, Developing Opportunity Portfolio, Emerging Markets Portfolio, Emerging Markets Leaders Portfolio, Global Concentrated Portfolio, Global Core Portfolio, Global Endurance Portfolio, Global Franchise Portfolio, Global Insight Portfolio, Global Opportunity Portfolio, Global Permanence Portfolio, Global Stars Portfolio, Growth Portfolio, International Resilience Portfolio, Passport Overseas Equity Portfolio, Permanence Portfolio, and US Core Portfolio, after discussion, the Board concluded that the management fees and total expense ratios were competitive with their respective peer group averages.
With respect to the International Opportunity Portfolio and International Equity Portfolio, after discussion, the Board concluded that (i) the management fees were competitive with their respective peer group averages and (ii) total expense ratios were acceptable.
With respect to the International Advantage Portfolio and Inception Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were acceptable.
Economies of Scale
The Board considered the size and growth prospects of the Funds and how that relates to the Funds’ total expense ratios and particularly the Funds’ management fee rates (which for all the Funds includes at least one breakpoint). In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser

2026 Semi-Annual Report

June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Funds and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Funds’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Funds’ Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds’ business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2026 Morgan Stanley. Morgan Stanley Distribution, Inc.
MSIF-NCSR 6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:     August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:     August 21, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:     August 21, 2026